UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-2633

CALVERT VARIABLE PRODUCTS, INC.
(Exact name of registrant as specified in charter)

 4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: December 31
Date of reporting period: Fiscal quarter ended September 30, 2011

CALVERT VP SRI LARGE CAP VALUE PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011

EQUITY SECURITIES - 97.8%	SHARES	VALUE
Beverages - 0.5%
Coca-Cola Co.	8,100	$547,236

Capital Markets - 4.2%
AllianceBernstein Holding LP*	69,900	954,135
Goldman Sachs Group, Inc.	10,300	973,865
Legg Mason, Inc.	42,900	1,102,959
Morgan Stanley	109,700	1,480,950
		4,511,909

Chemicals - 2.2%
Dow Chemical Co.	105,100	2,360,546

Commercial Banks - 5.1%
PNC Financial Services Group, Inc.	22,700	1,093,913
US Bancorp	91,700	2,158,618
Wells Fargo & Co.	91,300	2,202,156
		5,454,687

Communications Equipment - 1.5%
Cisco Systems, Inc.	107,700	1,668,273

Computers & Peripherals - 1.3%
Hewlett-Packard Co.	60,800	1,364,960

Diversified Financial Services - 5.1%
Bank of America Corp.	240,984	1,474,822
CME Group, Inc.	7,200	1,774,080
JPMorgan Chase & Co.	73,704	2,219,965
		5,468,867

Diversified Telecommunication Services - 6.4%
AT&T, Inc.	107,100	3,054,492
Frontier Communications Corp.	281,177	1,717,991
Verizon Communications, Inc.	56,600	2,082,880
		6,855,363

Electric Utilities - 4.8%
Duke Energy Corp.	121,044	2,419,670
Exelon Corp.	64,600	2,752,606
		5,172,276

Electrical Equipment - 1.9%
Emerson Electric Co.	49,400	2,040,714

Electronic Equipment & Instruments - 1.9%
TE Connectivity Ltd.	71,825	2,021,155

Energy Equipment & Services - 1.6%
Diamond Offshore Drilling, Inc.	30,500	1,669,570

Food & Staples Retailing - 4.9%
CVS Caremark Corp.	83,900	2,817,362
Wal-Mart Stores, Inc.	46,500	2,413,350
		5,230,712

Food Products - 2.1%
Unilever NV, NY Shares	71,800	2,260,982

Health Care Equipment & Supplies - 1.2%
Covidien plc	30,525	1,346,153

Health Care Providers & Services - 1.9%
WellPoint, Inc.	31,900	2,082,432

Household Durables - 1.2%
Sony Corp. (ADR)	66,500	1,263,500

Household Products - 2.9%
Procter & Gamble Co.	48,900	3,089,502

Industrial Conglomerates - 7.4%
3M Co.	33,900	2,433,681
General Electric Co.	176,400	2,688,336
Tyco International Ltd.	68,425	2,788,319
		7,910,336

Insurance - 5.9%
Berkshire Hathaway, Inc., Class B*	29,250	2,077,920
Hartford Financial Services Group, Inc.	115,800	1,869,012
MetLife, Inc.	63,900	1,789,839
Travelers Co.'s, Inc.	11,400	555,522
		6,292,293

Internet Software & Services - 1.4%
Google, Inc.*	2,900	1,491,702

IT Services - 2.0%
International Business Machines Corp.	12,600	2,205,378

Media - 6.4%
CBS Corp., Class B	51,974	1,059,230
Comcast Corp.	32,300	675,070
Gannett Co., Inc.	42,600	405,978
News Corp., Class B	121,800	1,898,862
Time Warner, Inc.	93,966	2,816,161
		6,855,301

Metals & Mining - 1.9%
Newmont Mining Corp.	32,900	2,069,410

Oil, Gas & Consumable Fuels - 11.1%
ConocoPhillips	41,242	2,611,443
Devon Energy Corp.	30,700	1,702,008
Exxon Mobil Corp.	17,100	1,241,973
Marathon Oil Corp.	63,100	1,361,698
Marathon Petroleum Corp.	43,450	1,175,757
Royal Dutch Shell plc (ADR)	37,400	2,300,848
Spectra Energy Corp.	64,372	1,579,045
		11,972,772

Pharmaceuticals - 8.7%
GlaxoSmithKline plc (ADR)	51,400	2,122,306
Johnson & Johnson	29,500	1,879,445
Merck & Co., Inc.	89,000	2,911,190
Pfizer, Inc.	138,000	2,439,840
		9,352,781

Software - 2.3%
Microsoft Corp.	99,800	2,484,022

Total Equity Securities (Cost $126,941,836)		105,042,832

TIME DEPOSIT - 2.1%	PRINCIPAL AMOUNT
State Street Time Deposit, 0.113%, 10/3/11	$2,266,535	2,266,535

Total Time Deposit (Cost $2,266,535)		2,266,535

TOTAL INVESTMENTS (Cost $129,208,371) - 99.9%		107,309,367
Other assets and liabilities, net - 0.1%		47,281
NET ASSETS - 100%		$107,356,648

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
LP: Limited Partnership

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP NATURAL RESOURCES PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011

INVESTMENT COMPANIES - 98.7%	SHARES	VALUE
Guggenheim Timber Index ETF	107,000	$1,703,440
iPath Dow Jones-UBS Commodity Index Total Return ETN*	206,200	8,606,788
iShares Dow Jones US Utilities Sector Index ETF	11,000	899,250
iShares S&P Global Materials Sector Index ETF	80,000	4,290,400
iShares S&P North American Natural Resources Sector Index ETF	269,400	9,014,124
PowerShares DB Commodity Index Tracking Fund*	350,000	9,005,500
PowerShares Water Resources Portfolio ETF	113,900	1,711,917
Vanguard Materials ETF	106,000	6,833,820
Vanguard REIT ETF	8,500	432,395

Total Investment Companies (Cost $45,216,622)		42,497,634

TIME DEPOSIT - 1.4%	PRINCIPAL AMOUNT
State Street Time Deposit, 0.113%, 10/3/11	$606,029	606,029

Total Time Deposit (Cost $606,029)		606,029

TOTAL INVESTMENTS (Cost $45,822,651) - 100.1%		43,103,663
Other assets and liabilities, net - (0.1%)		(39,469)
NET ASSETS - 100%		$43,064,194

* Non-income producing security.

Abbreviations:
ETF: Exchange-traded fund
ETN: Exchange-traded note
REIT: Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP INFLATION PROTECTED PLUS PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011

U.S. TREASURY(i) - 52.6%	PRINCIPAL AMOUNT	VALUE
United States Treasury Bonds:
2.375%, 1/15/25	$1,198,510	$1,479,973
2.00%, 1/15/26	1,479,712	1,757,389
2.375%, 1/15/27	1,344,300	1,680,375
1.75%, 1/15/28	1,132,289	1,311,686
3.625%, 4/15/28	1,396,780	2,008,308
2.50%, 1/15/29	1,399,479	1,795,488
3.875%, 4/15/29	1,374,240	2,065,869
3.375%, 4/15/32	1,272,760	1,876,128
2.125%, 2/15/40	1,724,630	2,187,585
2.125%, 2/15/41	1,031,620	1,316,766
United States Treasury Notes:
0.125%, 4/15/16	1,023,490	1,057,073
2.50%, 7/15/16	1,118,660	1,285,235
2.375%, 1/15/17	1,120,250	1,288,113
2.625%, 7/15/17	1,090,030	1,283,851
1.625%, 1/15/18	1,078,370	1,206,258
1.375%, 7/15/18	1,047,650	1,160,927
2.125%, 1/15/19	1,052,240	1,225,366
1.875%, 7/15/19	1,269,672	1,460,916
1.375%, 1/15/20	1,671,536	1,860,367
1.25%, 7/15/20	1,035,900	1,143,375
1.125%, 1/15/21	1,032,740	1,126,816

Total U.S. Treasury (Cost $28,336,796)		31,577,864

CORPORATE BONDS - 46.1%
Alcoa, Inc., 6.15%, 8/15/20	300,000	303,457
Ally Financial, Inc., 0.35%, 12/19/12 (r)	1,000,000	1,000,561
American Express Centurion Bank, 0.375%, 6/12/12 (r)	250,000	248,767
American Express Credit Corp.:
0.355%, 2/24/12 (r)	200,000	199,504
1.208%, 6/24/14 (r)	1,000,000	990,532
Amgen, Inc., 4.10%, 6/15/21	300,000	322,622
Anheuser-Busch InBev Worldwide, Inc., 1.088%, 3/26/13 (r)	500,000	503,305
Bank of America Corp.:
0.553%, 4/30/12 (r)	500,000	501,285
7.375%, 5/15/14	100,000	103,097
3.75%, 7/12/16	300,000	272,522
Baxter International, Inc., 4.00%, 3/1/14	100,000	107,068
BB&T Corp., 0.953%, 4/28/14 (r)	500,000	493,603
BlackRock, Inc., 3.50%, 12/10/14	100,000	106,149
Bottling Group LLC, 6.95%, 3/15/14	100,000	113,908
BP Capital Markets plc:
3.625%, 5/8/14	100,000	105,036
4.50%, 10/1/20	100,000	107,821
CA, Inc., 5.375%, 12/1/19	100,000	108,907
CCO Holdings LLC / CCO Holdings Capital Corp., 7.25%, 10/30/17	200,000	200,000
Citigroup, Inc.:
2.286%, 8/13/13 (r)	591,000	584,360
0.607%, 6/9/16 (r)	500,000	405,354
Corrections Corporation of America, 6.75%, 1/31/14	250,000	250,625
Danaher Corp., 0.603%, 6/21/13 (r)	200,000	200,405
Del Monte Foods Co., 7.625%, 2/15/19 (e)	100,000	85,000
Eaton Corp., 0.679%, 6/16/14 (r)	500,000	501,579
Eli Lilly & Co., 4.20%, 3/6/14	100,000	107,849
Enbridge Energy Partners LP, 5.20%, 3/15/20	100,000	105,667
Energizer Holdings, Inc., 4.70%, 5/19/21 (e)	200,000	213,738
Ford Motor Credit Co. LLC:
2.996%, 1/13/12 (r)	750,000	748,125
8.125%, 1/15/20	400,000	446,000
GATX Corp., 4.85%, 6/1/21	200,000	201,842
General Dynamics Corp., 3.875%, 7/15/21	500,000	541,704
General Electric Capital Corp.:
0.219%, 5/8/12 (r)	500,000	499,950
0.353%, 9/21/12 (r)	500,000	500,221
General Mills, Inc., 5.65%, 2/15/19	100,000	118,695
Goldman Sachs Group, Inc., 0.805%, 3/22/16 (r)	900,000	777,865
Hanesbrands, Inc., 3.77%, 12/15/14 (r)	500,000	478,750
Harley-Davidson Financial Services, Inc., 3.875%, 3/15/16 (e)	600,000	621,577
HCA, Inc., 8.00%, 10/1/18	1,000,000	977,500
Hewlett-Packard Co., 4.75%, 6/2/14	100,000	107,427
Hospira, Inc., 6.40%, 5/15/15	100,000	113,441
Host Hotels & Resorts LP, 6.875%, 11/1/14	500,000	503,750
Jabil Circuit, Inc., 5.625%, 12/15/20	250,000	243,125
JPMorgan Chase & Co., 3.15%, 7/5/16	300,000	296,669
JPMorgan Chase Bank, 0.668%, 6/13/16 (r)	1,250,000	1,140,229
Kinder Morgan Energy Partners LP, 3.50%, 3/1/16	100,000	103,072
L-3 Communications Corp., 5.20%, 10/15/19	200,000	209,628
Lloyds TSB Bank plc, 2.603%, 1/24/14 (r)	250,000	247,735
McCormick & Company, Inc., 3.90%, 7/15/21	500,000	531,791
MDC Holdings, Inc., 5.625%, 2/1/20	700,000	640,838
Metropolitan Life Global Funding I, 0.996%, 1/10/14 (e)(r)	250,000	249,429
Morgan Stanley:
0.701%, 6/20/12 (r)	500,000	500,873
0.546%, 1/9/14 (r)	500,000	455,229
Mueller Water Products, Inc., 8.75%, 9/1/20	100,000	99,000
National Australia Bank Ltd., 0.966%, 4/11/14 (e)(r)	500,000	499,612
Northern Trust Corp., 3.45%, 11/4/20	100,000	101,251
Nova Chemicals Corp., 3.542%, 11/15/13 (r)	500,000	482,500
Novartis Capital Corp., 4.125%, 2/10/14	100,000	107,565
PNC Funding Corp., 0.453%, 1/31/14 (r)	500,000	491,263
Potash Corp. of Saskatchewan, Inc., 5.25%, 5/15/14	100,000	110,210
Procter & Gamble Co., 3.50%, 2/15/15	100,000	107,368
Qwest Corp., 3.597%, 6/15/13 (r)	1,000,000	1,001,698
Rio Tinto Finance USA Ltd., 3.75%, 9/20/21	500,000	498,788
Sempra Energy, 1.107%, 3/15/14 (r)	550,000	549,667
Shell International Finance BV, 4.00%, 3/21/14	100,000	107,879
Teck Resources Ltd., 4.75%, 1/15/22	100,000	101,872
Time Warner Cable, Inc., 5.00%, 2/1/20	200,000	212,873
Toronto-Dominion Bank, 0.549%, 7/14/14 (r)	500,000	500,114
Unilever Capital Corp., 4.80%, 2/15/19	100,000	116,622
VF Corp., 1.058%, 8/23/13 (r)	500,000	500,427
Vulcan Materials Co., 7.50%, 6/15/21	600,000	558,000
WellPoint, Inc., 3.70%, 8/15/21	200,000	201,819
Wells Fargo & Co., 0.453%, 10/28/15 (r)	500,000	465,094
Westpac Banking Corp., 1.099%, 3/31/14 (e)(r)	200,000	199,997
Williams Partners LP, 3.80%, 2/15/15	200,000	208,496
Xerox Corp., 1.11%, 5/16/14 (r)	1,000,000	990,821

Total Corporate Bonds (Cost $27,872,539)		27,711,122

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 0.6%
Fannie Mae, 2.375%, 4/11/16	350,000	368,772

Total U.S. Government Agencies And Instrumentalities (Cost $370,067)		368,772

TIME DEPOSIT - 2.1%
State Street Time Deposit, 0.113%, 10/3/11	1,275,853	1,275,853

Total Time Deposit (Cost $1,275,853)		1,275,853

TOTAL INVESTMENTS (Cost $57,855,255) - 101.4%		60,933,611
Other assets and liabilities, net - (1.4%)		(869,263)
NET ASSETS - 100%		$60,064,348

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(i) Inflation protected securities.
(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Abbreviations:
LLC: Limited Liability Corporation
LP: Limited Partnership

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP S&P 500 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011

EQUITY SECURITIES - 94.1%	SHARES	VALUE
Aerospace & Defense - 2.5%
General Dynamics Corp.	7,802	$443,856
Goodrich Corp.	2,716	327,767
Honeywell International, Inc.	17,000	746,470
ITT Corp.	4,026	169,092
L-3 Communications Holdings, Inc.	2,226	137,945
Lockheed Martin Corp.	5,973	433,879
Northrop Grumman Corp.	6,041	315,098
Precision Castparts Corp.	3,129	486,434
Raytheon Co.	7,683	314,004
Rockwell Collins, Inc.	3,339	176,166
Textron, Inc.	5,792	102,171
The Boeing Co.	16,102	974,332
United Technologies Corp.	19,744	1,389,188
		6,016,402

Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	3,583	245,328
Expeditors International of Washington, Inc.	4,454	180,610
FedEx Corp.	6,888	466,180
United Parcel Service, Inc., Class B	21,310	1,345,726
		2,237,844

Airlines - 0.1%
Southwest Airlines Co.	17,469	140,451

Auto Components - 0.2%
Goodyear Tire & Rubber Co.*	4,829	48,725
Johnson Controls, Inc.	14,769	389,458
		438,183

Automobiles - 0.4%
Ford Motor Co.*	82,560	798,355
Harley-Davidson, Inc.	4,956	170,140
		968,495

Beverages - 2.6%
Brown-Forman Corp., Class B	2,204	154,588
Coca-Cola Co.	49,748	3,360,975
Coca-Cola Enterprises, Inc.	6,736	167,592
Constellation Brands, Inc.*	4,007	72,126
Dr Pepper Snapple Group, Inc.	4,714	182,809
Molson Coors Brewing Co., Class B	3,540	140,219
PepsiCo, Inc.	34,386	2,128,494
		6,206,803

Biotechnology - 1.3%
Amgen, Inc.	20,078	1,103,286
Biogen Idec, Inc.*	5,270	490,901
Celgene Corp.*	9,969	617,280
Cephalon, Inc.*	1,613	130,169
Gilead Sciences, Inc.*	16,762	650,366
		2,992,002

Building Products - 0.0%
Masco Corp.	7,125	50,730

Capital Markets - 1.8%
Ameriprise Financial, Inc.	4,990	196,406
Bank of New York Mellon Corp.	26,783	497,896
BlackRock, Inc.	2,179	322,514
Charles Schwab Corp.	23,418	263,921
E*Trade Financial Corp.*	5,579	50,825
Federated Investors, Inc., Class B	1,821	31,922
Franklin Resources, Inc.	3,163	302,509
Goldman Sachs Group, Inc.	10,990	1,039,104
Invesco Ltd.	9,692	150,323
Janus Capital Group, Inc.	3,994	23,964
Legg Mason, Inc.	3,070	78,930
Morgan Stanley	32,254	435,429
Northern Trust Corp.	5,072	177,419
State Street Corp.	10,951	352,184
T. Rowe Price Group, Inc.	5,448	260,251
		4,183,597

Chemicals - 2.0%
Air Products & Chemicals, Inc.	4,631	353,670
Airgas, Inc.	1,403	89,539
CF Industries Holdings, Inc.	1,559	192,365
Dow Chemical Co.	25,665	576,436
Eastman Chemical Co.	1,436	98,409
Ecolab, Inc.	5,040	246,406
EI Du Pont de Nemours & Co.	20,261	809,832
FMC Corp.	1,557	107,682
International Flavors & Fragrances, Inc.	1,757	98,779
Monsanto Co.	11,618	697,545
Mosaic Co.	6,000	293,820
PPG Industries, Inc.	3,422	241,799
Praxair, Inc.	6,565	613,696
Sherwin-Williams Co.	1,917	142,471
Sigma-Aldrich Corp.	2,555	157,873
		4,720,322

Commercial Banks - 2.4%
BB&T Corp.	15,145	323,043
Comerica, Inc.	4,204	96,566
Fifth Third Bancorp	19,985	201,849
First Horizon National Corp.	5,102	30,408
Huntington Bancshares, Inc.	18,758	90,038
KeyCorp	19,943	118,262
M&T Bank Corp.	2,729	190,757
PNC Financial Services Group, Inc.	11,434	551,004
Regions Financial Corp.	26,354	87,759
SunTrust Banks, Inc.	11,665	209,387
US Bancorp	41,737	982,489
Wells Fargo & Co.	114,337	2,757,808
Zions Bancorporation	3,856	54,254
		5,693,624

Commercial Services & Supplies - 0.4%
Avery Dennison Corp.	2,181	54,700
Cintas Corp.	2,423	68,183
Iron Mountain, Inc.	4,209	133,089
Pitney Bowes, Inc.	4,108	77,230
Republic Services, Inc.	6,954	195,129
RR Donnelley & Sons Co.	3,729	52,653
Stericycle, Inc.*	1,801	145,377
Waste Management, Inc.	10,257	333,968
		1,060,329

Communications Equipment - 1.9%
Cisco Systems, Inc.	119,505	1,851,132
F5 Networks, Inc.*	1,701	120,856
Harris Corp.	2,564	87,612
JDS Uniphase Corp.*	4,955	49,401
Juniper Networks, Inc.*	11,580	199,871
Motorola Mobility Holdings, Inc.*	5,683	214,704
Motorola Solutions, Inc.	6,561	274,906
QUALCOMM, Inc.	36,496	1,774,801
Tellabs, Inc.	7,569	32,471
		4,605,754

Computers & Peripherals - 4.5%
Apple, Inc.*	20,093	7,659,050
Dell, Inc.*	33,694	476,770
EMC Corp.*	44,866	941,737
Hewlett-Packard Co.	45,066	1,011,732
Lexmark International, Inc.*	1,561	42,194
NetApp, Inc.*	8,005	271,690
SanDisk Corp.*	5,198	209,739
Western Digital Corp.*	4,875	125,385
		10,738,297

Construction & Engineering - 0.2%
Fluor Corp.	3,776	175,773
Jacobs Engineering Group, Inc.*	2,771	89,475
Quanta Services, Inc.*	4,611	86,641
		351,889

Construction Materials - 0.0%
Vulcan Materials Co.	2,808	77,388

Consumer Finance - 0.8%
American Express Co.	22,566	1,013,213
Capital One Financial Corp.	9,981	395,547
Discover Financial Services	11,856	271,977
SLM Corp.	11,062	137,722
		1,818,459

Containers & Packaging - 0.1%
Ball Corp.	3,372	104,600
Bemis Co., Inc.	2,169	63,573
Owens-Illinois, Inc.*	3,251	49,155
Sealed Air Corp.	3,172	52,972
		270,300

Distributors - 0.1%
Genuine Parts Co.	3,300	167,640

Diversified Consumer Services - 0.1%
Apollo Group, Inc.*	2,607	103,263
DeVry, Inc.	1,339	49,490
H&R Block, Inc.	6,643	88,418
		241,171

Diversified Financial Services - 2.7%
Bank of America Corp.	220,192	1,347,575
Citigroup, Inc.	63,399	1,624,282
CME Group, Inc.	1,453	358,019
IntercontinentalExchange, Inc.*	1,542	182,357
JPMorgan Chase & Co.	84,716	2,551,646
Leucadia National Corp.	4,155	94,235
Moody's Corp.	4,373	133,158
NYSE Euronext	5,491	127,611
The NASDAQ OMX Group, Inc.*	3,020	69,883
		6,488,766

Diversified Telecommunication Services - 2.8%
AT&T, Inc.	128,377	3,661,312
CenturyLink, Inc.	13,394	443,609
Frontier Communications Corp.	20,874	127,540
Verizon Communications, Inc.	61,501	2,263,237
Windstream Corp.	10,696	124,716
		6,620,414

Electric Utilities - 2.0%
American Electric Power Co., Inc.	10,479	398,412
Duke Energy Corp.	28,937	578,451
Edison International	7,079	270,772
Entergy Corp.	3,733	247,461
Exelon Corp.	14,399	613,541
FirstEnergy Corp.	9,087	408,097
NextEra Energy, Inc.	9,176	495,687
Northeast Utilities	3,843	129,317
Pepco Holdings, Inc.	4,919	93,067
Pinnacle West Capital Corp.	2,247	96,486
PPL Corp.	12,553	358,263
Progress Energy, Inc.	6,401	331,060
Southern Co.	18,635	789,565
		4,810,179

Electrical Equipment - 0.4%
Emerson Electric Co.	16,181	668,437
Rockwell Automation, Inc.	3,027	169,512
Roper Industries, Inc.	2,011	138,578
		976,527

Electronic Equipment & Instruments - 0.3%
Amphenol Corp.	3,695	150,645
Corning, Inc.	34,136	421,921
FLIR Systems, Inc.	3,471	86,949
Jabil Circuit, Inc.	4,017	71,462
Molex, Inc.	2,736	55,732
		786,709

Energy Equipment & Services - 1.8%
Baker Hughes, Inc.	9,477	437,458
Cameron International Corp.*	5,325	221,202
Diamond Offshore Drilling, Inc.	1,510	82,657
FMC Technologies, Inc.*	5,218	196,197
Halliburton Co.	19,981	609,820
Helmerich & Payne, Inc.	2,244	91,106
Nabors Industries Ltd.*	6,027	73,891
National Oilwell Varco, Inc.	9,205	471,480
Noble Corp.*	5,484	160,955
Rowan Co.'s, Inc.*	2,619	79,068
Schlumberger Ltd.	29,318	1,751,164
		4,174,998

Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	9,513	781,207
CVS Caremark Corp.	29,220	981,208
Kroger Co.	13,148	288,730
Safeway, Inc.	7,584	126,122
SUPERVALU, Inc.	4,582	30,516
Sysco Corp.	12,878	333,540
Walgreen Co.	19,672	647,012
Wal-Mart Stores, Inc.	38,192	1,982,165
Whole Foods Market, Inc.	3,426	223,752
		5,394,252

Food Products - 1.9%
Archer-Daniels-Midland Co.	14,683	364,285
Campbell Soup Co.	3,877	125,498
ConAgra Foods, Inc.	9,008	218,174
Dean Foods Co.*	3,917	34,744
General Mills, Inc.	14,049	540,465
H.J. Heinz Co.	6,975	352,098
Hershey Co.	3,360	199,046
Hormel Foods Corp.	3,019	81,573
J.M. Smucker Co.	2,485	181,132
Kellogg Co.	5,427	288,662
Kraft Foods, Inc.	38,373	1,288,565
McCormick & Co., Inc.	2,874	132,664
Mead Johnson Nutrition Co.	4,431	304,986
Sara Lee Corp.	12,794	209,182
Tyson Foods, Inc.	6,441	111,816
		4,432,890

Gas Utilities - 0.1%
Nicor, Inc.	945	51,984
Oneok, Inc.	2,247	148,392
		200,376

Health Care Equipment & Supplies - 1.8%
Baxter International, Inc.	12,347	693,161
Becton Dickinson & Co.	4,725	346,437
Boston Scientific Corp.*	33,258	196,555
C.R. Bard, Inc.	1,883	164,838
CareFusion Corp.*	4,579	109,655
Covidien plc	10,721	472,796
DENTSPLY International, Inc.	2,966	91,026
Edwards Lifesciences Corp.*	2,498	178,057
Intuitive Surgical, Inc.*	849	309,274
Medtronic, Inc.	22,944	762,659
St. Jude Medical, Inc.	7,159	259,084
Stryker Corp.	7,172	338,016
Varian Medical Systems, Inc.*	2,418	126,123
Zimmer Holdings, Inc.*	4,026	215,391
		4,263,072

Health Care Providers & Services - 2.0%
Aetna, Inc.	7,960	289,346
AmerisourceBergen Corp.	5,746	214,153
Cardinal Health, Inc.	7,353	307,944
CIGNA Corp.	5,871	246,230
Coventry Health Care, Inc.*	3,228	92,999
DaVita, Inc.*	2,029	127,157
Express Scripts, Inc.*	10,607	393,202
Humana, Inc.	3,625	263,646
Laboratory Corp. of America Holdings*	2,200	173,910
McKesson Corp.	5,288	384,438
Medco Health Solutions, Inc.*	8,386	393,220
Patterson Co.'s, Inc.	1,980	56,687
Quest Diagnostics, Inc.	3,300	162,888
Tenet Healthcare Corp.*	10,103	41,725
UnitedHealth Group, Inc.	23,382	1,078,378
WellPoint, Inc.	7,836	511,534
		4,737,457

Health Care Technology - 0.1%
Cerner Corp.*	3,159	216,455

Hotels, Restaurants & Leisure - 1.9%
Carnival Corp.	10,045	304,364
Chipotle Mexican Grill, Inc.*	681	206,309
Darden Restaurants, Inc.	2,924	125,001
International Game Technology	6,486	94,242
Marriott International, Inc.	5,956	162,239
McDonald's Corp.	22,417	1,968,661
Starbucks Corp.	16,211	604,508
Starwood Hotels & Resorts Worldwide, Inc.	4,092	158,851
Wyndham Worldwide Corp.	3,553	101,296
Wynn Resorts Ltd.	1,737	199,894
Yum! Brands, Inc.	10,090	498,345
		4,423,710

Household Durables - 0.2%
D.R. Horton, Inc.	5,562	50,280
Fortune Brands, Inc.*	3,356	181,492
Harman International Industries, Inc.	1,447	41,355
Leggett & Platt, Inc.	2,911	57,609
Lennar Corp.	3,161	42,800
Newell Rubbermaid, Inc.	6,331	75,149
Pulte Group, Inc.*	6,859	27,094
Whirlpool Corp.	1,660	82,851
		558,630

Household Products - 2.3%
Clorox Co.	2,762	183,204
Colgate-Palmolive Co.	10,570	937,348
Kimberly-Clark Corp.	8,513	604,508
Procter & Gamble Co.	59,552	3,762,495
		5,487,555

Independent Power Producers & Energy Traders - 0.2%
AES Corp.*	14,280	139,373
Constellation Energy Group, Inc.	4,374	166,474
NRG Energy, Inc.*	5,032	106,729
		412,576

Industrial Conglomerates - 2.3%
3M Co.	15,416	1,106,715
Danaher Corp.	12,363	518,504
General Electric Co.	229,718	3,500,902
Tyco International Ltd.	10,089	411,127
		5,537,248

Insurance - 3.4%
ACE Ltd.	7,343	444,986
Aflac, Inc.	10,150	354,742
Allstate Corp.	10,969	259,856
American International Group, Inc.*	9,491	208,327
AON Corp.	7,098	297,974
Assurant, Inc.	2,117	75,789
Berkshire Hathaway, Inc., Class B*	38,210	2,714,438
Chubb Corp.	6,136	368,099
Cincinnati Financial Corp.	3,545	93,340
Genworth Financial, Inc.*	9,721	55,799
Hartford Financial Services Group, Inc.	9,339	150,731
Lincoln National Corp.	6,575	102,767
Loews Corp.	6,761	233,593
Marsh & McLennan Co.'s, Inc.	11,769	312,349
MetLife, Inc.	22,977	643,586
Principal Financial Group, Inc.	6,739	152,773
Progressive Corp.	13,711	243,507
Prudential Financial, Inc.	10,560	494,842
Torchmark Corp.	2,410	84,013
Travelers Co.'s, Inc.	9,098	443,345
Unum Group	6,495	136,135
XL Group plc	6,884	129,419
		8,000,410

Internet & Catalog Retail - 1.0%
Amazon.com, Inc.*	7,890	1,706,055
Expedia, Inc.	4,128	106,296
Netflix, Inc.*	1,141	129,116
priceline.com, Inc.*	1,081	485,866
		2,427,333

Internet Software & Services - 1.7%
Akamai Technologies, Inc.*	3,916	77,850
eBay, Inc.*	24,921	734,920
Google, Inc.*	5,472	2,814,687
Monster Worldwide, Inc.*	2,716	19,501
VeriSign, Inc.	3,460	98,991
Yahoo!, Inc.*	27,328	359,637
		4,105,586

IT Services - 3.8%
Accenture plc	14,002	737,625
Automatic Data Processing, Inc.	10,639	501,629
Cognizant Technology Solutions Corp.*	6,598	413,695
Computer Sciences Corp.	3,369	90,458
Fidelity National Information Services, Inc.	5,385	130,963
Fiserv, Inc.*	2,984	151,498
International Business Machines Corp.	25,879	4,529,601
MasterCard, Inc.	2,319	735,494
Paychex, Inc.	6,755	178,129
SAIC, Inc.*	6,061	71,581
Teradata Corp.*	3,540	189,496
Total System Services, Inc.	3,443	58,290
Visa, Inc.	11,114	952,692
Western Union Co.	13,638	208,525
		8,949,676

Leisure Equipment & Products - 0.1%
Hasbro, Inc.	2,628	85,699
Mattel, Inc.	7,450	192,881
		278,580

Life Sciences - Tools & Services - 0.4%
Agilent Technologies, Inc.*	7,562	236,313
Life Technologies Corp.*	3,921	150,684
PerkinElmer, Inc.	2,449	47,045
Thermo Fisher Scientific, Inc.*	8,297	420,160
Waters Corp.*	1,922	145,092
		999,294

Machinery - 1.7%
Caterpillar, Inc.	14,037	1,036,492
Cummins, Inc.	4,230	345,422
Deere & Co.	8,993	580,678
Dover Corp.	3,913	182,346
Eaton Corp.	7,411	263,091
Flowserve Corp.	1,211	89,614
Illinois Tool Works, Inc.	10,677	444,163
Ingersoll-Rand plc	7,191	201,995
Joy Global, Inc.	2,203	137,423
PACCAR, Inc.	7,942	268,598
Pall Corp.	2,527	107,145
Parker Hannifin Corp.	3,402	214,768
Snap-on, Inc.	1,212	53,813
Stanley Black & Decker, Inc.	3,658	179,608
		4,105,156

Media - 2.9%
Cablevision Systems Corp.	4,778	75,158
CBS Corp., Class B	14,555	296,631
Comcast Corp.	59,731	1,248,378
DIRECTV*	16,104	680,394
Discovery Communications, Inc.*	5,843	219,814
Gannett Co., Inc.	4,742	45,191
McGraw-Hill Co.'s, Inc.	6,391	262,031
News Corp.	49,656	768,178
Omnicom Group, Inc.	6,072	223,692
Scripps Networks Interactive, Inc.	2,144	79,692
The Interpublic Group of Co.'s, Inc.	9,715	69,948
Time Warner Cable, Inc.	7,056	442,200
Time Warner, Inc.	22,700	680,319
Viacom, Inc., Class B	12,484	483,630
Walt Disney Co.	40,326	1,216,232
Washington Post Co., Class B	111	36,294
		6,827,782

Metals & Mining - 0.9%
AK Steel Holding Corp.	2,376	15,539
Alcoa, Inc.	23,122	221,278
Allegheny Technologies, Inc.	2,226	82,340
Cliffs Natural Resources, Inc.	3,173	162,362
Freeport-McMoRan Copper & Gold, Inc.	20,595	627,118
Newmont Mining Corp.	10,737	675,357
Nucor Corp.	6,877	217,588
Titanium Metals Corp.	1,566	23,459
United States Steel Corp.	3,129	68,869
		2,093,910

Multiline Retail - 0.7%
Big Lots, Inc.*	1,502	52,315
Family Dollar Stores, Inc.	2,503	127,302
J.C. Penney Co., Inc.	3,104	83,125
Kohl's Corp.	6,107	299,854
Macy's, Inc.	9,280	244,249
Nordstrom, Inc.	3,557	162,484
Sears Holdings Corp.*	919	52,861
Target Corp.	14,671	719,466
		1,741,656

Multi-Utilities - 1.4%
Ameren Corp.	5,058	150,577
Centerpoint Energy, Inc.	9,253	181,544
CMS Energy Corp.	5,471	108,271
Consolidated Edison, Inc.	6,363	362,818
Dominion Resources, Inc.	12,367	627,873
DTE Energy Co.	3,552	174,119
Integrys Energy Group, Inc.	1,595	77,549
NiSource, Inc.	6,097	130,354
PG&E Corp.	8,740	369,789
Public Service Enterprise Group, Inc.	10,992	366,803
SCANA Corp.	2,495	100,923
Sempra Energy	5,205	268,057
TECO Energy, Inc.	4,687	80,288
Wisconsin Energy Corp.	4,903	153,415
Xcel Energy, Inc.	10,528	259,936
		3,412,316

Office Electronics - 0.1%
Xerox Corp.	30,494	212,543

Oil, Gas & Consumable Fuels - 9.2%
Alpha Natural Resources, Inc.*	4,752	84,063
Anadarko Petroleum Corp.	10,816	681,949
Apache Corp.	8,342	669,362
Cabot Oil & Gas Corp.	2,270	140,536
Chesapeake Energy Corp.	14,358	366,847
Chevron Corp.	43,410	4,016,293
ConocoPhillips	29,832	1,888,962
Consol Energy, Inc.	4,927	167,173
Denbury Resources, Inc.*	8,332	95,818
Devon Energy Corp.	9,049	501,677
El Paso Corp.	16,735	292,528
EOG Resources, Inc.	5,837	414,485
EQT Corp.	3,134	167,230
Exxon Mobil Corp.	105,391	7,654,548
Hess Corp.	6,572	344,767
Marathon Oil Corp.	15,514	334,792
Marathon Petroleum Corp.	7,746	209,607
Murphy Oil Corp.	4,205	185,693
Newfield Exploration Co.*	2,875	114,109
Noble Energy, Inc.	3,835	271,518
Occidental Petroleum Corp.	17,659	1,262,619
Peabody Energy Corp.	5,884	199,350
Pioneer Natural Resources Co.	2,449	161,071
QEP Resources, Inc.	3,707	100,348
Range Resources Corp.	3,499	204,552
Southwestern Energy Co.*	7,561	252,008
Spectra Energy Corp.	14,129	346,584
Sunoco, Inc.	2,607	80,843
Tesoro Corp.*	2,957	57,573
Valero Energy Corp.	12,431	221,023
Williams Co.'s, Inc.	12,795	311,430
		21,799,358

Paper & Forest Products - 0.1%
International Paper Co.	9,497	220,805
MeadWestvaco Corp.	3,709	91,093
		311,898

Personal Products - 0.2%
Avon Products, Inc.	9,358	183,417
Estee Lauder Co.'s, Inc.	2,391	210,025
		393,442

Pharmaceuticals - 5.9%
Abbott Laboratories, Inc.	33,820	1,729,555
Allergan, Inc.	6,681	550,381
Bristol-Myers Squibb Co.	37,060	1,162,943
Eli Lilly & Co.	22,135	818,331
Forest Laboratories, Inc.*	6,002	184,801
Hospira, Inc.*	3,519	130,203
Johnson & Johnson	59,391	3,783,801
Merck & Co., Inc.	66,938	2,189,542
Mylan, Inc.*	9,213	156,621
Pfizer, Inc.	169,520	2,997,113
Watson Pharmaceuticals, Inc.*	2,653	181,067
		13,884,358

Professional Services - 0.1%
Dun & Bradstreet Corp.	995	60,954
Equifax, Inc.	2,485	76,389
Robert Half International, Inc.	2,935	62,280
		199,623

Real Estate Investment Trusts - 1.6%
Apartment Investment & Management Co.	2,625	58,065
AvalonBay Communities, Inc.	2,043	233,004
Boston Properties, Inc.	3,192	284,407
Equity Residential	6,442	334,147
HCP, Inc.	8,847	310,176
Health Care REIT, Inc.	3,855	180,414
Host Hotels & Resorts, Inc.	15,343	167,853
Kimco Realty Corp.	8,535	128,281
Plum Creek Timber Co., Inc.	3,520	122,179
Prologis, Inc.	9,973	241,845
Public Storage	3,078	342,735
Simon Property Group, Inc.	6,379	701,563
Ventas, Inc.	6,256	309,046
Vornado Realty Trust	4,007	299,002
Weyerhaeuser Co.	11,704	181,997
		3,894,714

Real Estate Management & Development - 0.0%
CBRE Group, Inc.*	7,064	95,081

Road & Rail - 0.8%
CSX Corp.	23,798	444,309
Norfolk Southern Corp.	7,556	461,067
Ryder System, Inc.	1,042	39,086
Union Pacific Corp.	10,605	866,110
		1,810,572

Semiconductors & Semiconductor Equipment - 2.2%
Advanced Micro Devices, Inc.*	12,618	64,099
Altera Corp.	7,040	221,971
Analog Devices, Inc.	6,506	203,314
Applied Materials, Inc.	28,627	296,289
Broadcom Corp.*	10,462	348,280
First Solar, Inc.*	1,275	80,593
Intel Corp.	114,091	2,433,561
KLA-Tencor Corp.	3,628	138,880
Linear Technology Corp.	4,777	132,084
LSI Corp.*	12,756	66,076
MEMC Electronic Materials, Inc.*	4,520	23,685
Microchip Technology, Inc.	3,995	124,284
Micron Technology, Inc.*	21,814	109,943
Novellus Systems, Inc.*	1,427	38,900
NVIDIA Corp.*	13,117	163,963
Teradyne, Inc.*	3,535	38,920
Texas Instruments, Inc.	25,102	668,968
Xilinx, Inc.	5,571	152,868
		5,306,678

Software - 3.7%
Adobe Systems, Inc.*	10,581	255,743
Autodesk, Inc.*	4,844	134,566
BMC Software, Inc.*	3,709	143,019
CA, Inc.	8,224	159,628
Citrix Systems, Inc.*	4,091	223,082
Compuware Corp.*	4,553	34,876
Electronic Arts, Inc.*	6,973	142,598
Intuit, Inc.*	6,605	313,341
Microsoft Corp.	161,614	4,022,573
Oracle Corp.	85,847	2,467,243
Red Hat, Inc.*	4,049	171,111
Salesforce.com, Inc.*	2,944	336,440
Symantec Corp.*	16,290	265,527
		8,669,747

Specialty Retail - 1.8%
Abercrombie & Fitch Co.	1,905	117,272
AutoNation, Inc.*	1,077	35,304
AutoZone, Inc.*	631	201,409
Bed Bath & Beyond, Inc.*	5,244	300,534
Best Buy Co., Inc.	6,573	153,151
CarMax, Inc.*	4,737	112,977
GameStop Corp.*	2,806	64,819
Home Depot, Inc.	33,988	1,117,185
Limited Brands, Inc.	5,261	202,601
Lowe's Co.'s, Inc.	27,470	531,270
O'Reilly Automotive, Inc.*	2,892	192,694
Ross Stores, Inc.	2,512	197,669
Staples, Inc.	15,409	204,940
The Gap, Inc.	7,538	122,417
Tiffany & Co.	2,679	162,937
TJX Co.'s, Inc.	8,278	459,181
Urban Outfitters, Inc.*	2,560	57,139
		4,233,499

Textiles, Apparel & Luxury Goods - 0.6%
Coach, Inc.	6,280	325,492
Nike, Inc., Class B	8,253	705,714
Ralph Lauren Corp.	1,406	182,358
VF Corp.	1,836	223,111
		1,436,675

Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	10,462	59,215
People's United Financial, Inc.	8,180	93,252
		152,467

Tobacco - 1.8%
Altria Group, Inc.	45,003	1,206,531
Lorillard, Inc.	3,014	333,650
Philip Morris International, Inc.	38,164	2,380,670
Reynolds American, Inc.	7,346	275,328
		4,196,179

Trading Companies & Distributors - 0.2%
Fastenal Co.	6,412	213,392
W.W. Grainger, Inc.	1,321	197,542
		410,934

Wireless Telecommunication Services - 0.3%
American Tower Corp.*	8,599	462,626
MetroPCS Communications, Inc.*	6,370	55,483
Sprint Nextel Corp.*	65,061	197,785
		715,894

Total Equity Securities (Cost $217,487,010)		223,166,855

EXCHANGE TRADED FUNDS - 4.1%
SPDR S&P 500 Trust	86,000	9,732,620

Total Exchange Traded Funds (Cost $11,291,844)		9,732,620

U.S. TREASURY - 0.4%	PRINCIPAL AMOUNT
United States Treasury Bills, 3/22/12^	$1,000,000	999,882

Total U.S. Treasury (Cost $999,882)		999,882

TIME DEPOSIT - 1.3%
State Street Time Deposit, 0.113%, 10/3/11	2,970,402	2,970,402

Total Time Deposit (Cost $2,970,402)		2,970,402

TOTAL INVESTMENTS (Cost $232,749,138) - 99.9%		236,869,759
Other assets and liabilities, net - 0.1%		214,978
NET ASSETS - 100%		$237,084,737

FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini S&P 500 Index^	23	12/11	$1,294,900	($57,063)
S&P 500 Index^	10	12/11	2,815,000	(97,830)
Total Purchased				($154,893)

^ Futures collateralized by 1,000,000 units of U.S. Treasury Bills.

* Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP S&P MID CAP 400 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011

EQUITY SECURITIES - 97.9%	SHARES	VALUE
Aerospace & Defense - 1.0%
Alliant Techsystems, Inc.	5,454	$297,298
BE Aerospace, Inc.*	17,077	565,419
Esterline Technologies Corp.*	5,050	261,792
Huntington Ingalls Industries, Inc.*	8,263	201,039
Triumph Group, Inc.	6,418	312,813
		1,638,361

Air Freight & Logistics - 0.1%
UTi Worldwide, Inc.	17,333	226,022

Airlines - 0.3%
Alaska Air Group, Inc.*	6,012	338,415
JetBlue Airways Corp.*	34,476	141,352
		479,767

Auto Components - 1.0%
BorgWarner, Inc.*	18,145	1,098,317
Gentex Corp.	23,692	569,792
		1,668,109

Automobiles - 0.1%
Thor Industries, Inc.	7,219	159,901
		159,901

Beverages - 0.7%
Hansen Natural Corp.*	12,760	1,113,820

Biotechnology - 1.1%
United Therapeutics Corp.*	8,650	324,288
Vertex Pharmaceuticals, Inc.*	34,566	1,539,570
		1,863,858

Building Products - 0.1%
Lennox International, Inc.	8,794	226,709

Capital Markets - 1.8%
Affiliated Managers Group, Inc.*	8,617	672,557
Apollo Investment Corp.	32,511	244,483
Eaton Vance Corp.	19,423	432,550
Greenhill & Co., Inc.	4,822	137,861
Jefferies Group, Inc.	24,429	303,164
Raymond James Financial, Inc.	16,981	440,827
SEI Investments Co.	24,784	381,178
Waddell & Reed Financial, Inc.	14,248	356,342
		2,968,962

Chemicals - 2.5%
Albemarle Corp.	15,187	613,555
Ashland, Inc.	12,916	570,112
Cabot Corp.	11,003	272,654
Cytec Industries, Inc.	8,257	290,151
Intrepid Potash, Inc.*	8,714	216,717
Minerals Technologies, Inc.	2,992	147,416
NewMarket Corp.	1,809	274,733
Olin Corp.	13,545	243,946
RPM International, Inc.	21,886	409,268
Scotts Miracle-Gro Co.	7,388	329,505
Sensient Technologies Corp.	8,291	269,872
Valspar Corp.	15,472	482,881
		4,120,810

Commercial Banks - 3.2%
Associated Banc-Corp.	29,081	270,453
BancorpSouth, Inc.	12,503	109,776
Bank of Hawaii Corp.	7,800	283,920
Cathay General Bancorp	13,381	152,276
City National Corp.	7,749	292,602
Commerce Bancshares, Inc.	12,796	444,661
Cullen/Frost Bankers, Inc.	10,139	464,975
East West Bancorp, Inc.	24,955	372,079
FirstMerit Corp.	18,520	210,387
Fulton Financial Corp.	33,075	253,024
Hancock Holding Co.	14,136	378,562
International Bancshares Corp.	8,987	118,179
Prosperity Bancshares, Inc.	7,762	253,662
SVB Financial Group*	7,219	267,103
Synovus Financial Corp.	133,654	143,010
TCF Financial Corp.	26,562	243,308
Trustmark Corp.	10,614	192,644
Valley National Bancorp	28,142	298,024
Webster Financial Corp.	12,461	190,653
Westamerica Bancorporation	4,722	180,947
		5,120,245

Commercial Services & Supplies - 1.7%
Brink's Co.	7,921	184,638
Clean Harbors, Inc.*	7,816	400,961
Copart, Inc.*	9,339	365,342
Corrections Corp. of America*	17,742	402,566
Deluxe Corp.	8,448	157,133
Herman Miller, Inc.	9,724	173,670
HNI Corp.	7,631	145,981
Mine Safety Appliances Co.	5,283	142,430
Rollins, Inc.	10,804	202,143
TravelCenters of America LLC (b)*	60,000	9
Waste Connections, Inc.	18,712	632,840
		2,807,713

Communications Equipment - 1.1%
Adtran, Inc.	10,667	282,249
Ciena Corp.*	16,156	180,947
Plantronics, Inc.	7,731	219,947
Polycom, Inc.*	29,280	537,873
Riverbed Technology, Inc.*	25,683	512,633
		1,733,649

Computers & Peripherals - 0.6%
Diebold, Inc.	10,629	292,404
NCR Corp.*	26,040	439,815
QLogic Corp.*	17,579	222,902
		955,121

Construction & Engineering - 1.0%
AECOM Technology Corp.*	20,001	353,418
Granite Construction, Inc.	5,803	108,922
KBR, Inc.	24,962	589,852
Shaw Group, Inc.*	11,959	259,988
URS Corp.*	13,195	391,364
		1,703,544

Construction Materials - 0.3%
Martin Marietta Materials, Inc.	7,562	478,070

Containers & Packaging - 1.9%
AptarGroup, Inc.	11,054	493,782
Greif, Inc.	5,079	217,838
Packaging Corp. of America	16,509	384,660
Rock-Tenn Co.	11,788	573,840
Silgan Holdings, Inc.	8,325	305,860
Sonoco Products Co.	16,537	466,840
Temple-Inland, Inc.	18,175	570,150
		3,012,970

Distributors - 0.4%
LKQ Corp.*	24,241	585,663

Diversified Consumer Services - 0.9%
Career Education Corp.*	9,975	130,174
ITT Educational Services, Inc.*	3,355	193,181
Matthews International Corp.	4,840	148,878
Regis Corp.	9,806	138,167
Service Corp. International	39,233	359,374
Sotheby's	11,183	308,315
Strayer Education, Inc.	1,988	152,420
		1,430,509

Diversified Financial Services - 0.4%
MSCI, Inc.*	19,942	604,841

Diversified Telecommunication Services - 0.3%
tw telecom, Inc.*	24,949	412,157

Electric Utilities - 2.1%
Cleco Corp.	10,108	345,087
DPL, Inc.	19,622	591,407
Great Plains Energy, Inc.	22,812	440,272
Hawaiian Electric Industries, Inc.	15,872	385,372
IDACORP, Inc.	8,229	310,892
NV Energy, Inc.	39,067	574,675
PNM Resources, Inc.	14,348	235,738
Westar Energy, Inc.	19,077	504,014
		3,387,457

Electrical Equipment - 1.7%
Acuity Brands, Inc.	7,174	258,551
AMETEK, Inc.	26,732	881,354
General Cable Corp.*	8,636	201,651
Hubbell, Inc., Class B	9,923	491,585
Regal-Beloit Corp.	6,873	311,897
Thomas & Betts Corp.*	8,697	347,097
Woodward, Inc.	10,062	275,699
		2,767,834

Electronic Equipment & Instruments - 2.1%
Arrow Electronics, Inc.*	19,024	528,487
Avnet, Inc.*	25,296	659,720
Ingram Micro, Inc.*	26,063	420,396
Itron, Inc.*	6,894	203,373
National Instruments Corp.	15,159	346,535
Tech Data Corp.*	7,185	310,607
Trimble Navigation Ltd.*	20,328	682,004
Vishay Intertechnology, Inc.*	26,017	217,502
		3,368,624

Energy Equipment & Services - 2.7%
Atwood Oceanics, Inc.*	9,352	321,335
CARBO Ceramics, Inc.	3,297	338,041
Dresser-Rand Group, Inc.*	13,210	535,401
Dril-Quip, Inc.*	5,703	307,449
Exterran Holdings, Inc.*	10,760	104,587
Helix Energy Solutions Group, Inc.*	17,538	229,748
Oceaneering International, Inc.	17,967	634,954
Oil States International, Inc.*	8,497	432,667
Patterson-UTI Energy, Inc.	25,928	449,592
Superior Energy Services, Inc.*	13,214	346,735
Tidewater, Inc.	8,590	361,209
Unit Corp.*	6,777	250,207
		4,311,925

Food & Staples Retailing - 0.5%
BJ's Wholesale Club, Inc.*	9,051	463,773
Ruddick Corp.	8,136	317,223
		780,996

Food Products - 2.7%
Corn Products International, Inc.	12,802	502,350
Flowers Foods, Inc.	18,853	366,879
Green Mountain Coffee Roasters, Inc.*	21,288	1,978,507
Lancaster Colony Corp.	3,241	197,733
Ralcorp Holdings, Inc.*	9,127	700,132
Smithfield Foods, Inc.*	27,317	532,682
Tootsie Roll Industries, Inc.	4,256	102,655
		4,380,938

Gas Utilities - 1.9%
AGL Resources, Inc.	13,131	534,957
Atmos Energy Corp.	14,946	484,998
National Fuel Gas Co.	13,695	666,673
Questar Corp.	29,385	520,408
UGI Corp.	18,508	486,205
WGL Holdings, Inc.	8,493	331,821
		3,025,062

Health Care Equipment & Supplies - 3.3%
Cooper Co.'s, Inc.	7,869	622,831
Gen-Probe, Inc.*	8,045	460,576
Hill-Rom Holdings, Inc.	10,599	318,182
Hologic, Inc.*	43,395	660,038
IDEXX Laboratories, Inc.*	9,410	649,008
Kinetic Concepts, Inc.*	10,335	680,973
Masimo Corp.	10,136	219,445
ResMed, Inc.*	25,085	722,197
STERIS Corp.	9,937	290,856
Teleflex, Inc.	6,808	366,066
Thoratec Corp.*	9,890	322,810
		5,312,982

Health Care Providers & Services - 3.5%
AMERIGROUP Corp.*	8,350	325,734
Catalyst Health Solutions, Inc.*	8,350	481,711
Community Health Systems, Inc.*	15,431	256,772
Health Management Associates, Inc.*	42,852	296,536
Health Net, Inc.*	14,747	349,651
Henry Schein, Inc.*	15,299	948,691
Kindred Healthcare, Inc.*	8,722	75,184
LifePoint Hospitals, Inc.*	8,763	321,076
Lincare Holdings, Inc.	15,465	347,963
Mednax, Inc.*	8,058	504,753
Omnicare, Inc.	19,171	487,519
Owens & Minor, Inc.	10,555	300,606
Universal Health Services, Inc., Class B	16,186	550,324
VCA Antech, Inc.*	14,676	234,522
WellCare Health Plans, Inc.*	7,072	268,595
		5,749,637

Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc.*	31,116	560,710

Hotels, Restaurants & Leisure - 1.4%
Bally Technologies, Inc.*	7,237	195,254
Bob Evans Farms, Inc.	5,157	147,078
Brinker International, Inc.	13,687	286,332
Cheesecake Factory, Inc.*	9,327	229,910
International Speedway Corp.	4,721	107,828
Life Time Fitness, Inc.*	7,140	263,109
Panera Bread Co.*	5,037	523,546
Scientific Games Corp.*	9,608	68,409
Wendy's Co.	49,839	228,761
WMS Industries, Inc.*	9,226	162,285
		2,212,512

Household Durables - 1.4%
American Greetings Corp.	6,832	126,392
KB Home	12,116	71,000
MDC Holdings, Inc.	6,422	108,788
Mohawk Industries, Inc.*	9,458	405,843
NVR, Inc.*	899	542,978
Ryland Group, Inc.	7,523	80,120
Toll Brothers, Inc.*	24,704	356,479
Tupperware Brands Corp.	10,034	539,227
		2,230,827

Household Products - 1.1%
Church & Dwight Co., Inc.	23,766	1,050,457
Energizer Holdings, Inc.*	11,383	756,287
		1,806,744

Industrial Conglomerates - 0.2%
Carlisle Co.'s, Inc.	10,271	327,439

Insurance - 4.1%
American Financial Group, Inc.	12,979	403,258
Arthur J. Gallagher & Co.	18,484	486,129
Aspen Insurance Holdings Ltd.	11,727	270,190
Brown & Brown, Inc.	19,165	341,137
Everest Re Group Ltd.	8,997	714,182
Fidelity National Financial, Inc.	36,998	561,630
First American Financial Corp.	17,811	227,981
Hanover Insurance Group, Inc.	7,526	267,173
HCC Insurance Holdings, Inc.	18,210	492,580
Kemper Corp.	8,217	196,879
Mercury General Corp.	6,063	232,516
Old Republic International Corp.	42,796	381,740
Protective Life Corp.	14,020	219,133
Reinsurance Group of America, Inc.	12,266	563,623
StanCorp Financial Group, Inc.	7,374	203,301
Transatlantic Holdings, Inc.	10,344	501,891
WR Berkley Corp.	18,790	557,875
		6,621,218

Internet Software & Services - 1.1%
AOL, Inc.*	17,942	215,304
Digital River, Inc.*	6,642	137,689
Equinix, Inc.*	7,828	695,361
Rackspace Hosting, Inc.*	17,056	582,292
ValueClick, Inc.*	13,714	213,390
		1,844,036

IT Services - 2.9%
Acxiom Corp.*	13,674	145,491
Alliance Data Systems Corp.*	8,429	781,368
Broadridge Financial Solutions, Inc.	20,700	416,898
Convergys Corp.*	20,361	190,986
CoreLogic, Inc.*	17,616	187,963
DST Systems, Inc.	5,855	256,625
Gartner, Inc.*	15,980	557,222
Global Payments, Inc.	13,435	542,640
Jack Henry & Associates, Inc.	14,302	414,472
Lender Processing Services, Inc.	13,969	191,236
Mantech International Corp.	3,850	120,813
NeuStar, Inc.*	12,143	305,275
VeriFone Systems, Inc.*	17,170	601,293
		4,712,282

Leisure Equipment & Products - 0.4%
Eastman Kodak Co.*	45,764	35,700
Polaris Industries, Inc.	11,444	571,857
		607,557

Life Sciences - Tools & Services - 1.6%
Bio-Rad Laboratories, Inc.*	3,252	295,184
Charles River Laboratories International, Inc.*	8,502	243,327
Covance, Inc.*	10,056	457,045
Mettler-Toledo International, Inc.*	5,278	738,709
Pharmaceutical Product Development, Inc.	19,002	487,591
Techne Corp.	6,139	417,514
		2,639,370

Machinery - 4.4%
AGCO Corp.*	15,908	549,940
Crane Co.	8,074	288,161
Donaldson Co., Inc.	12,498	684,890
Gardner Denver, Inc.	8,662	550,470
Graco, Inc.	10,230	349,252
Harsco Corp.	13,536	262,463
IDEX Corp.	13,907	433,342
Kennametal, Inc.	13,452	440,419
Lincoln Electric Holdings, Inc.	13,940	404,399
Nordson Corp.	9,871	392,274
Oshkosh Corp.*	15,285	240,586
Pentair, Inc.	16,514	528,613
SPX Corp.	8,460	383,323
Terex Corp.*	18,143	186,147
Timken Co.	13,973	458,594
Trinity Industries, Inc.	13,406	287,022
Valmont Industries, Inc.	3,719	289,859
Wabtec Corp.	7,987	422,273
		7,152,027

Marine - 0.5%
Alexander & Baldwin, Inc.	7,029	256,769
Kirby Corp.*	9,212	484,920
		741,689

Media - 1.0%
AMC Networks, Inc.*	9,489	303,174
DreamWorks Animation SKG, Inc.*	11,910	216,524
John Wiley & Sons, Inc.	7,855	348,919
Lamar Advertising Co.*	9,772	166,417
Meredith Corp.	6,209	140,572
New York Times Co.*	20,266	117,745
Scholastic Corp.	4,042	113,297
Valassis Communications, Inc.*	7,798	146,135
		1,552,783

Metals & Mining - 1.1%
Carpenter Technology Corp.	7,311	328,191
Commercial Metals Co.	19,483	185,283
Compass Minerals International, Inc.	5,516	368,359
Reliance Steel & Aluminum Co.	12,396	421,588
Steel Dynamics, Inc.	36,649	363,558
Worthington Industries, Inc.	9,470	132,296
		1,799,275

Multiline Retail - 1.2%
99¢ Only Stores*	7,990	147,176
Dollar Tree, Inc.*	20,198	1,517,072
Saks, Inc.*	26,487	231,761
		1,896,009

Multi-Utilities - 2.1%
Alliant Energy Corp.	18,372	710,629
Black Hills Corp.	6,682	204,737
MDU Resources Group, Inc.	31,253	599,745
NSTAR	17,148	768,402
OGE Energy Corp.	16,219	775,106
Vectren Corp.	13,539	366,636
		3,425,255

Office Electronics - 0.2%
Zebra Technologies Corp.*	8,916	275,861

Oil, Gas & Consumable Fuels - 3.7%
Arch Coal, Inc.	35,274	514,295
Bill Barrett Corp.*	7,978	289,123
Cimarex Energy Co.	14,165	788,990
Comstock Resources, Inc.*	8,119	125,520
Energen Corp.	11,932	487,899
Forest Oil Corp.*	19,064	274,522
HollyFrontier Corp.	34,774	911,774
Northern Oil And Gas, Inc.*	10,452	202,664
Overseas Shipholding Group, Inc.	4,563	62,696
Patriot Coal Corp.*	15,119	127,907
Plains Exploration & Production Co.*	23,342	530,097
Quicksilver Resources, Inc.*	19,811	150,167
SM Energy Co.	10,551	639,918
Southern Union Co.	20,651	837,811
		5,943,383

Paper & Forest Products - 0.3%
Domtar Corp.	6,635	452,308
Louisiana-Pacific Corp.*	22,492	114,709
		567,017

Pharmaceuticals - 1.5%
Endo Pharmaceuticals Holdings, Inc.*	19,300	540,207
Medicis Pharmaceutical Corp.	10,359	377,896
Perrigo Co.	15,362	1,491,804
		2,409,907

Professional Services - 0.9%
Corporate Executive Board Co.	5,846	174,211
FTI Consulting, Inc.*	6,879	253,216
Korn/Ferry International*	7,897	96,264
Manpower, Inc.	13,563	455,988
Towers Watson & Co.	8,709	520,624
		1,500,303

Real Estate Investment Trusts - 8.2%
Alexandria Real Estate Equities, Inc.	10,252	629,370
American Campus Communities, Inc.	11,511	428,324
BRE Properties, Inc.	12,369	523,703
Camden Property Trust	11,776	650,742
Corporate Office Properties Trust	12,063	262,732
Cousins Properties, Inc.	17,733	103,738
Duke Realty Corp.	41,847	439,394
Equity One, Inc.	9,870	156,538
Essex Property Trust, Inc.	5,417	650,257
Federal Realty Investment Trust	10,397	856,817
Highwoods Properties, Inc.	11,985	338,696
Home Properties, Inc.	7,400	420,024
Hospitality Properties Trust	20,437	433,878
Liberty Property Trust	19,147	557,369
Macerich Co.	21,838	930,954
Mack-Cali Realty Corp.	14,590	390,283
Omega Healthcare Investors, Inc.	17,023	271,176
Potlatch Corp.	6,813	214,746
Rayonier, Inc.	20,166	741,907
Realty Income Corp.	21,003	677,137
Regency Centers Corp.	14,883	525,816
Senior Housing Properties Trust	25,504	549,356
SL Green Realty Corp.	14,148	822,706
Taubman Centers, Inc.	9,583	482,121
UDR, Inc.	36,267	802,951
Weingarten Realty Investors	20,261	428,925
		13,289,660

Real Estate Management & Development - 0.2%
Jones Lang LaSalle, Inc.	7,203	373,187

Road & Rail - 1.3%
Con-way, Inc.	9,374	207,447
JB Hunt Transport Services, Inc.	15,322	553,431
Kansas City Southern*	18,179	908,223
Landstar System, Inc.	7,899	312,484
Werner Enterprises, Inc.	7,553	157,329
		2,138,914

Semiconductors & Semiconductor Equipment - 3.2%
Atmel Corp.*	76,766	619,502
Cree, Inc.*	19,154	497,621
Cypress Semiconductor Corp.*	28,195	422,079
Fairchild Semiconductor International, Inc.*	21,503	232,232
Integrated Device Technology, Inc.*	24,863	128,045
International Rectifier Corp.*	11,591	215,824
Intersil Corp.	21,222	218,374
Lam Research Corp.*	20,492	778,286
RF Micro Devices, Inc.*	45,750	290,055
Semtech Corp.*	10,783	227,521
Silicon Laboratories, Inc.*	7,327	245,528
Skyworks Solutions, Inc.*	30,837	553,216
Varian Semiconductor Equipment Associates, Inc.*	12,484	763,397
		5,191,680

Software - 4.3%
ACI Worldwide, Inc.*	5,663	155,959
Advent Software, Inc.*	5,523	115,155
ANSYS, Inc.*	15,269	748,792
Cadence Design Systems, Inc.*	45,128	416,983
Concur Technologies, Inc.*	7,687	286,110
FactSet Research Systems, Inc.	7,587	675,015
Fair Isaac Corp.	6,392	139,537
Informatica Corp.*	17,749	726,821
Mentor Graphics Corp.*	15,448	148,610
MICROS Systems, Inc.*	13,376	587,340
Parametric Technology Corp.*	19,441	299,003
Quest Software, Inc.*	9,669	153,544
Rovi Corp.*	18,418	791,606
Solera Holdings, Inc.	11,728	592,264
Synopsys, Inc.*	23,847	580,913
TIBCO Software, Inc.*	27,134	607,530
		7,025,182

Specialty Retail - 4.1%
Aaron's, Inc.	13,021	328,780
Advance Auto Parts, Inc.	12,206	709,169
Aeropostale, Inc.*	13,546	146,432
American Eagle Outfitters, Inc.	32,699	383,232
ANN, Inc.*	8,734	199,485
Ascena Retail Group, Inc.*	11,550	312,659
Barnes & Noble, Inc.	6,663	78,823
Chico's FAS, Inc.	28,505	325,812
Collective Brands, Inc.*	10,027	129,950
Dick's Sporting Goods, Inc.*	15,942	533,419
Foot Locker, Inc.	25,321	508,699
Guess?, Inc.	11,036	314,416
Office Depot, Inc.*	47,174	97,178
PetSmart, Inc.	18,664	796,020
RadioShack Corp.	16,850	195,797
Rent-A-Center, Inc.	10,204	280,100
Tractor Supply Co.	11,821	739,404
Williams-Sonoma, Inc.	17,302	532,729
		6,612,104

Textiles, Apparel & Luxury Goods - 1.9%
Deckers Outdoor Corp.*	6,376	594,626
Fossil, Inc.*	8,774	711,220
Hanesbrands, Inc.*	16,195	405,037
PVH Corp.	11,183	651,298
Under Armour, Inc.*	6,009	399,058
Warnaco Group, Inc.*	7,118	328,069
		3,089,308

Thrifts & Mortgage Finance - 1.0%
Astoria Financial Corp.	14,073	108,221
First Niagara Financial Group, Inc.	48,814	446,648
New York Community Bancorp, Inc.	72,413	861,715
Washington Federal, Inc.	18,639	237,461
		1,654,045

Tobacco - 0.1%
Universal Corp.	3,992	143,153

Trading Companies & Distributors - 0.7%
GATX Corp.	7,714	239,057
MSC Industrial Direct Co.	7,729	436,379
United Rentals, Inc.*	10,319	173,772
Watsco, Inc.	4,768	243,645
		1,092,853

Water Utilities - 0.3%
Aqua America, Inc.	22,912	494,212

Wireless Telecommunication Services - 0.2%
Telephone & Data Systems, Inc.	15,299	325,104

Total Equity Securities (Cost $163,906,228)		158,651,862

EXCHANGE TRADED FUNDS - 0.4%
SPDR S&P MidCap 400 Trust	5,000	710,650

Total Exchange Traded Funds (Cost $848,943)		710,650

TIME DEPOSIT - 1.7%	PRINCIPAL AMOUNT
State Street Time Deposit, 0.113%, 10/3/11	$2,735,608	2,735,608

Total Time Deposit (Cost $2,735,608)		2,735,608

U.S. TREASURY - 0.2%
United States Treasury Bills, 3/22/12^	300,000	299,965

Total U.S. Treasury (Cost $299,965)		299,965

TOTAL INVESTMENTS (Cost $167,790,744) - 100.2%		162,398,085
Other assets and liabilities, net - (0.2%)		(379,475)
NET ASSETS - 100%		$162,018,610

FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini S&P 400 Index^	39	12/11	$3,037,710	($286,774)

(b) This security was valued by the Board of Directors. See Note A.

^ Futures collateralized by 300,000 units of U.S. Treasury Bills.

* Non-income producing security.

Abbreviations:
LLC: Limited Liability Corporation

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP RUSSELL 2000 SMALL CAP INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011

EQUITY SECURITIES - 96.9%	SHARES	VALUE
Aerospace & Defense - 1.9%
AAR Corp.	3,414	$56,911
Aerovironment, Inc.*	1,447	40,733
American Science & Engineering, Inc.	788	48,107
Astronics Corp.*	970	27,403
Ceradyne, Inc.*	2,046	55,017
Cubic Corp.	1,378	53,838
Curtiss-Wright Corp.	3,815	109,986
DigitalGlobe, Inc.*	2,897	56,289
Ducommun, Inc.	1,087	16,283
Esterline Technologies Corp.*	2,505	129,859
GenCorp, Inc.*	5,118	22,980
GeoEye, Inc.*	1,931	54,744
HEICO Corp.	3,528	173,719
Hexcel Corp.*	8,299	183,906
Keyw Holding Corp.*	1,077	7,657
Kratos Defense & Security Solutions, Inc.*	3,130	21,034
LMI Aerospace, Inc.*	916	15,627
Moog, Inc.*	3,732	121,738
National Presto Industries, Inc.	420	36,502
Orbital Sciences Corp.*	5,042	64,538
Taser International, Inc.*	5,806	25,024
Teledyne Technologies, Inc.*	3,018	147,459
Triumph Group, Inc.	3,090	150,607
		1,619,961

Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc.*	4,743	20,537
Atlas Air Worldwide Holdings, Inc.*	2,260	75,235
Forward Air Corp.	2,539	64,618
HUB Group, Inc.*	3,025	85,517
Pacer International, Inc.*	3,629	13,609
Park-Ohio Holdings Corp.*	726	8,719
		268,235

Airlines - 0.6%
Alaska Air Group, Inc.*	2,944	165,718
Allegiant Travel Co.*	1,330	62,683
Hawaiian Holdings, Inc.*	4,528	19,063
JetBlue Airways Corp.*	20,251	83,029
Republic Airways Holdings, Inc.*	4,602	13,024
Skywest, Inc.	4,346	50,022
Spirit Airlines, Inc.*	1,281	16,013
US Airways Group, Inc.*	13,313	73,221
		482,773

Auto Components - 0.7%
American Axle & Manufacturing Holdings, Inc.*	5,250	40,059
Amerigon, Inc.*	1,891	24,072
Cooper Tire & Rubber Co.	5,357	58,338
Dana Holding Corp.*	12,244	128,562
Dorman Products, Inc.*	991	32,782
Drew Industries, Inc.	1,669	33,347
Exide Technologies*	6,612	26,448
Fuel Systems Solutions, Inc.*	1,481	28,450
Modine Manufacturing Co.*	4,047	36,666
Motorcar Parts of America, Inc.*	992	8,164
Shiloh Industries, Inc.	483	4,333
Spartan Motors, Inc.	3,414	14,100
Standard Motor Products, Inc.	1,820	23,605
Stoneridge, Inc.*	2,174	11,348
Superior Industries International, Inc.	2,023	31,255
Tenneco, Inc.*	4,968	127,230
Tower International, Inc.*	681	7,021
		635,780

Automobiles - 0.0%
Winnebago Industries, Inc.*	2,545	17,611

Beverages - 0.2%
Boston Beer Co., Inc.*	675	49,072
Central European Distribution Corp.*	5,976	41,892
Coca Cola Bottling Co. Consolidated	436	24,181
Craft Brewers Alliance, Inc.*	855	4,797
Heckmann Corp.*	7,750	40,997
MGP Ingredients, Inc.	1,018	5,161
National Beverage Corp.	1,154	17,495
Primo Water Corp.*	983	5,544
		189,139

Biotechnology - 3.6%
Achillion Pharmaceuticals, Inc.*	3,274	15,453
Acorda Therapeutics, Inc.*	3,388	67,624
Affymax, Inc.*	2,134	9,560
Alkermes plc*	7,836	119,577
Allos Therapeutics, Inc.*	8,161	15,016
Alnylam Pharmaceuticals, Inc.*	3,186	20,932
AMAG Pharmaceuticals, Inc.*	1,838	27,129
Amicus Therapeutics, Inc.*	1,296	4,977
Anacor Pharmaceuticals, Inc.*	1,231	7,017
Anthera Pharmaceuticals, Inc.*	1,404	6,697
Ardea Biosciences, Inc.*	1,391	21,727
Arena Pharmaceuticals, Inc.*	11,560	16,762
Ariad Pharmaceuticals, Inc.*	11,099	97,560
Arqule, Inc.*	4,310	21,765
Array Biopharma, Inc.*	5,513	10,805
Astex Pharmaceuticals, Inc.*	4,667	8,961
AVEO Pharmaceuticals, Inc.*	2,638	40,599
AVI BioPharma, Inc.*	10,243	11,472
BioCryst Pharmaceuticals, Inc.*	2,679	7,394
BioMimetic Therapeutics, Inc.*	1,488	4,910
Biosante Pharmaceuticals, Inc.*	7,808	17,802
Biospecifics Technologies Corp.*	285	4,600
Biotime, Inc.*	1,975	8,710
Cell Therapeutics, Inc.*	13,771	14,597
Celldex Therapeutics, Inc.*	2,949	6,738
Cepheid, Inc.*	5,197	201,800
Chelsea Therapeutics International Ltd.*	4,238	15,469
Cleveland Biolabs, Inc.*	1,936	4,917
Codexis, Inc.*	2,017	9,218
Cubist Pharmaceuticals, Inc.*	5,076	179,284
Curis, Inc.*	7,891	24,936
Cytori Therapeutics, Inc.*	4,706	13,883
Dusa Pharmaceuticals, Inc.*	2,008	7,430
Dyax Corp.*	9,064	11,421
Dynavax Technologies Corp.*	9,092	16,911
Emergent Biosolutions, Inc.*	1,965	30,320
Enzon Pharmaceuticals, Inc.*	3,403	23,957
Exact Sciences Corp.*	4,370	28,973
Exelixis, Inc.*	11,069	60,437
Genomic Health, Inc.*	1,298	28,530
Geron Corp.*	10,723	22,733
GTx, Inc.*	1,483	4,968
Halozyme Therapeutics, Inc.*	7,451	45,749
Horizon Pharma, Inc.*	450	3,146
Idenix Pharmaceuticals, Inc.*	4,712	23,513
Immunogen, Inc.*	6,628	72,643
Immunomedics, Inc.*	6,814	21,805
Incyte Corp.*	7,269	101,548
Infinity Pharmaceuticals, Inc.*	1,415	9,976
Inhibitex, Inc.*	4,564	11,227
Insmed, Inc.*	2,040	10,404
InterMune, Inc.*	4,444	89,769
Ironwood Pharmaceuticals, Inc.*	4,145	44,766
Isis Pharmaceuticals, Inc.*	8,235	55,833
Keryx Biopharmaceuticals, Inc.*	4,735	14,205
Lexicon Pharmaceuticals, Inc.*	14,013	12,891
Ligand Pharmaceuticals, Inc., Class B*	1,684	23,037
MannKind Corp.*	6,396	24,241
Maxygen, Inc.	2,883	15,770
Medivation, Inc.*	2,576	43,740
Metabolix, Inc.*	2,775	12,154
Micromet, Inc.*	7,939	38,107
Momenta Pharmaceuticals, Inc.*	3,872	44,528
Nabi Biopharmaceuticals*	3,714	6,240
Neurocrine Biosciences, Inc.*	4,548	27,197
Novavax, Inc.*	7,851	12,640
NPS Pharmaceuticals, Inc.*	7,052	45,909
Nymox Pharmaceutical Corp.*	1,718	14,053
OncoGenex Pharmaceutical, Inc.*	799	7,830
Oncothyreon, Inc.*	3,418	20,440
Onyx Pharmaceuticals, Inc.*	5,207	156,262
Opko Health, Inc.*	8,218	35,584
Orexigen Therapeutics, Inc.*	3,152	6,272
Osiris Therapeutics, Inc.*	1,745	8,934
PDL BioPharma, Inc.	12,211	67,771
Peregrine Pharmaceuticals, Inc.*	4,774	5,204
Pharmacyclics, Inc.*	3,774	44,646
PharmAthene, Inc.*	2,930	5,157
Progenics Pharmaceuticals, Inc.*	2,933	16,835
Raptor Pharmaceutical Corp.*	3,949	17,810
Rigel Pharmaceuticals, Inc.*	5,636	41,481
Sangamo Biosciences, Inc.*	4,682	20,367
Savient Pharmaceuticals, Inc.*	6,212	25,469
Sciclone Pharmaceuticals, Inc.*	3,868	14,737
Seattle Genetics, Inc.*	8,202	156,330
SIGA Technologies, Inc.*	2,826	9,241
Spectrum Pharmaceuticals, Inc.*	4,593	35,045
Sunesis Pharmaceuticals, Inc.*	2,400	2,952
Synta Pharmaceuticals Corp.*	1,334	4,336
Targacept, Inc.*	2,414	36,210
Theravance, Inc.*	5,763	116,067
Transcept Pharmaceuticals, Inc.*	497	3,290
Trius Therapeutics, Inc.*	525	3,308
Vanda Pharmaceuticals, Inc.*	2,587	12,806
Vical, Inc.*	7,213	17,888
Zalicus, Inc.*	6,101	5,983
ZIOPHARM Oncology, Inc.*	5,687	25,080
Zogenix, Inc.*	704	1,288
		3,023,285

Building Products - 0.7%
A.O. Smith Corp.	3,180	101,855
AAON, Inc.	1,579	24,869
Ameresco, Inc.*	1,452	14,752
American Woodmark Corp.	938	11,359
Ameron International Corp.	809	68,716
Apogee Enterprises, Inc.	2,456	21,097
Builders FirstSource, Inc.*	4,708	5,979
Gibraltar Industries, Inc.*	2,647	21,494
Griffon Corp.*	3,918	32,049
Insteel Industries, Inc.	1,631	16,424
NCI Building Systems, Inc.*	1,877	14,190
Quanex Building Products Corp.	3,310	36,246
Simpson Manufacturing Co., Inc.	3,445	85,884
Trex Co., Inc.*	1,354	21,705
Universal Forest Products, Inc.	1,697	40,813
USG Corp.*	5,869	39,498
		556,930

Capital Markets - 2.0%
Apollo Investment Corp.	16,100	121,072
Arlington Asset Investment Corp.	625	15,031
Artio Global Investors, Inc.	2,429	19,335
BGC Partners, Inc.	6,212	37,458
BlackRock Kelso Capital Corp.	6,249	45,618
Calamos Asset Management, Inc.	1,559	15,606
Capital Southwest Corp.	264	19,536
CIFC Corp.*	974	4,217
Cohen & Steers, Inc.	1,528	43,930
Cowen Group, Inc.*	6,639	17,992
Diamond Hill Investment Group, Inc.	250	17,347
Duff & Phelps Corp.	2,383	25,403
E*Trade Financial Corp.*	1	4
Edelman Financial Group, Inc.	2,158	13,941
Epoch Holding Corp.	1,224	16,610
Evercore Partners, Inc.	1,616	36,845
FBR & Co.*	4,878	11,610
Fidus Investment Corp.	442	5,565
Fifth Street Finance Corp.	5,823	54,270
Financial Engines, Inc.*	3,147	56,992
FXCM, Inc.	1,468	20,581
GAMCO Investors, Inc.	612	24,107
GFI Group, Inc.	5,807	23,344
Gladstone Capital Corp.	2,184	14,982
Gladstone Investment Corp.	2,292	15,586
Gleacher & Co., Inc.*	7,221	8,593
Golub Capital BDC, Inc.	687	10,202
Harris & Harris Group, Inc.*	3,204	11,374
Hercules Technology Growth Capital, Inc.	3,801	32,384
HFF, Inc.*	2,386	20,854
ICG Group, Inc.*	3,171	29,205
Intl. FCStone, Inc.*	1,181	24,518
Investment Technology Group, Inc.*	3,390	33,188
JMP Group, Inc.	1,155	6,711
KBW, Inc.	3,103	42,790
Knight Capital Group, Inc.*	8,248	100,296
Kohlberg Capital Corp.	1,571	9,190
Ladenburg Thalmann Financial Services, Inc.*	8,462	13,116
Main Street Capital Corp.	1,524	27,066
MCG Capital Corp.	6,694	26,508
Medallion Financial Corp.	1,184	11,011
Medley Capital Corp.	1,208	12,177
MF Global Holdings Ltd.*	13,465	55,610
MVC Capital, Inc.	2,126	22,259
New Mountain Finance Corp.	598	7,601
NGP Capital Resources Co.	2,245	14,682
Oppenheimer Holdings, Inc.	932	14,949
PennantPark Investment Corp.	4,208	37,535
Piper Jaffray Co.'s*	1,283	23,004
Prospect Capital Corp.	9,217	77,515
Pzena Investment Management, Inc.	491	1,610
Safeguard Scientifics, Inc.*	1,902	28,530
Solar Capital Ltd.	2,998	60,350
Solar Senior Capital Ltd.	800	11,432
Stifel Financial Corp.*	4,478	118,936
SWS Group, Inc.	2,652	12,438
THL Credit, Inc.	836	9,129
TICC Capital Corp.	2,790	22,794
Triangle Capital Corp.	1,641	24,976
Virtus Investment Partners, Inc.*	434	23,271
Walter Investment Management Corp.	2,248	51,547
Westwood Holdings Group, Inc.	603	20,834
		1,735,167

Chemicals - 2.0%
American Vanguard Corp.	2,111	23,559
Arch Chemicals, Inc.	1,978	92,808
Balchem Corp.	2,466	92,006
Calgon Carbon Corp.*	4,914	71,597
Chase Corp.	526	5,654
Chemtura Corp.*	7,914	79,377
Ferro Corp.*	7,534	46,334
Flotek Industries, Inc.*	4,103	19,161
FutureFuel Corp.	1,534	15,954
Georgia Gulf Corp.*	2,950	40,798
H.B. Fuller Co.	4,279	77,963
Hawkins, Inc.	759	24,167
Innophos Holdings, Inc.	1,873	74,677
Innospec, Inc.*	1,948	47,161
KMG Chemicals, Inc.	568	6,998
Koppers Holdings, Inc.	1,798	46,047
Kraton Performance Polymers, Inc.*	2,621	42,408
Landec Corp.*	2,742	14,587
LSB Industries, Inc.*	1,588	45,528
Minerals Technologies, Inc.	1,501	73,954
NewMarket Corp.	741	112,536
NL Industries, Inc.	532	6,666
Olin Corp.	6,549	117,947
OM Group, Inc.*	2,548	66,172
Omnova Solutions, Inc.*	3,910	13,998
PolyOne Corp.	7,675	82,199
Quaker Chemical Corp.	976	25,298
Schulman A, Inc.	2,755	46,807
Senomyx, Inc.*	3,582	12,573
Sensient Technologies Corp.	4,114	133,911
Spartech Corp.*	3,208	10,266
Stepan Co.	682	45,817
STR Holdings, Inc.*	2,482	20,129
TPC Group, Inc.*	1,090	21,887
Zep, Inc.	1,900	28,538
Zoltek Co.'s, Inc.*	2,577	16,570
		1,702,052

Commercial Banks - 5.7%
1st Source Corp.	1,417	29,516
1st United Bancorp, Inc.*	2,033	10,023
Alliance Financial Corp.	484	13,576
Ameris Bancorp*	2,453	21,366
Ames National Corp.	756	11,816
Arrow Financial Corp.	929	20,672
Bancfirst Corp.	651	21,587
Banco Latinoamericano de Exportaciones SA	2,403	36,598
Bancorp Rhode Island, Inc.	288	12,208
Bancorp, Inc.*	2,092	14,979
BancorpSouth, Inc.	6,861	60,240
Bank of Kentucky Financial Corp.	473	9,583
Bank of Marin Bancorp	545	18,007
Bank of the Ozarks, Inc.	2,290	47,930
Banner Corp.	1,359	17,382
Boston Private Financial Holdings, Inc.	7,188	42,265
Bridge Bancorp, Inc.	653	11,950
Bridge Capital Holdings*	752	7,565
Bryn Mawr Bank Corp.	1,004	16,636
Camden National Corp.	710	19,333
Cape Bancorp, Inc.*	943	6,667
Capital Bank Corp.*	507	1,055
Capital City Bank Group, Inc.	1,232	12,813
Cardinal Financial Corp.	2,513	21,662
Cascade Bancorp*	500	2,915
Cathay General Bancorp	6,462	73,538
Center Bancorp, Inc.	993	9,582
Center Financial Corp.*	3,295	15,454
Centerstate Banks of Florida, Inc.	2,552	13,347
Central Pacific Financial Corp.*	1,199	12,374
Century Bancorp, Inc.	277	6,432
Chemical Financial Corp.	2,133	32,656
Citizens & Northern Corp.	1,125	16,717
City Holding Co.	1,381	37,273
CNB Financial Corp.	1,282	16,435
CoBiz Financial, Inc.	2,995	13,388
Columbia Banking System, Inc.	3,437	49,218
Community Bank System, Inc.	3,060	69,431
Community Trust Bancorp, Inc.	1,197	27,878
CVB Financial Corp.	7,857	60,420
Eagle Bancorp, Inc.*	1,706	20,080
Encore Bancshares, Inc.*	745	7,942
Enterprise Bancorp, Inc.	478	5,894
Enterprise Financial Services Corp.	1,378	18,727
Financial Institutions, Inc.	1,134	16,171
First Bancorp (North Carolina)	1,553	15,592
First Bancorp, Inc. (Maine)	691	8,700
First Busey Corp.	6,352	27,631
First Commonwealth Financial Corp.	9,166	33,914
First Community Bancshares, Inc.	1,464	14,933
First Connecticut Bancorp Inc.*	1,473	16,674
First Financial Bancorp	5,061	69,842
First Financial Bankshares, Inc.	2,725	71,286
First Financial Corp.	966	26,575
First Interstate Bancsystem, Inc.	1,151	12,327
First Merchants Corp.	2,368	16,694
First Midwest Bancorp, Inc.	6,478	47,419
First of Long Island Corp.	601	13,619
FirstMerit Corp.	8,978	101,990
FNB Corp.	10,549	90,405
German American Bancorp, Inc.	1,152	18,570
Glacier Bancorp, Inc.	6,291	58,947
Great Southern Bancorp, Inc.	940	15,773
Hampton Roads Bankshares, Inc.*	807	3,793
Hancock Holding Co.	6,471	173,293
Hanmi Financial Corp.*	9,549	7,926
Heartland Financial USA, Inc.	1,357	19,242
Heritage Commerce Corp.*	1,714	6,599
Heritage Financial Corp.	1,400	15,456
Home Bancshares, Inc.	1,923	40,806
Hudson Valley Holding Corp.	1,215	21,177
IBERIABANK Corp.	2,512	118,215
Independent Bank Corp.	1,853	40,284
International Bancshares Corp.	4,652	61,174
Investors Bancorp, Inc.*	4,201	53,059
Lakeland Bancorp, Inc.	2,239	17,509
Lakeland Financial Corp.	1,410	29,131
MainSource Financial Group, Inc.	2,090	18,225
MB Financial, Inc.	4,632	68,183
Merchants Bancshares, Inc.	377	10,096
Metro Bancorp, Inc.*	1,253	10,838
Midsouth Bancorp, Inc.	777	8,353
Nara Bancorp, Inc.*	3,522	21,379
National Bankshares, Inc.	719	17,349
National Penn Bancshares, Inc.:
Common Stock	10,168	71,278
Fractional Shares (b)*	25,000	5
NBT Bancorp, Inc.	3,011	56,065
Northfield Bancorp, Inc.	1,401	18,549
Old National Bancorp	8,187	76,303
OmniAmerican Bancorp, Inc.*	1,235	16,858
Oriental Financial Group, Inc.	4,052	39,183
Orrstown Financial Services, Inc.	623	8,006
Pacific Capital Bancorp*	338	8,626
Pacific Continental Corp.	1,909	13,535
PacWest Bancorp	2,682	37,387
Park National Corp.	1,091	57,692
Park Sterling Corp.*	2,352	8,044
Penns Woods Bancorp, Inc.	303	9,923
Peoples Bancorp, Inc.	1,091	12,001
Pinnacle Financial Partners, Inc.*	2,915	31,890
PrivateBancorp, Inc.	5,050	37,976
Prosperity Bancshares, Inc.	3,853	125,916
Renasant Corp.	2,202	28,031
Republic Bancorp, Inc.	1,015	17,976
S&T Bancorp, Inc.	2,166	35,003
Sandy Spring Bancorp, Inc.	2,099	30,708
SCBT Financial Corp.	1,325	32,701
Seacoast Banking Corp of Florida*	5,956	8,755
Sierra Bancorp	987	9,031
Signature Bank*	3,908	186,529
Simmons First National Corp.	1,504	32,637
Southside Bancshares, Inc.	1,451	26,139
Southwest Bancorp, Inc.*	2,012	8,491
State Bancorp, Inc.	1,243	13,138
State Bank Financial Corp.*	2,598	32,787
StellarOne Corp.	2,371	23,591
Sterling BanCorp.	2,786	20,226
Sterling Financial Corp.*	2,204	27,285
Suffolk Bancorp	896	7,455
Sun Bancorp, Inc.*	3,090	8,188
Susquehanna Bancshares, Inc.	11,341	62,035
SVB Financial Group*	3,524	130,388
SY Bancorp, Inc.	1,229	22,884
Taylor Capital Group, Inc.*	889	5,707
Texas Capital Bancshares, Inc.*	3,196	73,029
Tompkins Financial Corp.	692	24,760
Tower Bancorp, Inc.	927	19,411
TowneBank	2,056	23,377
TriCo Bancshares	1,295	15,890
Trustmark Corp.	5,259	95,451
UMB Financial Corp.	2,777	89,086
Umpqua Holdings Corp.	9,422	82,819
Union First Market Bankshares Corp.	1,561	16,734
United Bankshares, Inc.	4,276	85,905
United Community Banks, Inc.*	3,656	31,039
Univest Corp. of Pennsylvania	1,722	22,954
Virginia Commerce Bancorp, Inc.*	1,862	10,930
Washington Banking Co.	1,588	15,451
Washington Trust Bancorp, Inc.	1,232	24,369
Webster Financial Corp.	6,198	94,829
WesBanco, Inc.	2,018	34,932
West Bancorporation, Inc.	1,387	11,762
West Coast Bancorp*	1,739	24,346
Westamerica Bancorporation	2,373	90,933
Western Alliance Bancorp*	6,105	33,455
Wilshire Bancorp, Inc.*	4,669	12,793
Wintrust Financial Corp.	3,007	77,611
		4,845,067

Commercial Services & Supplies - 2.5%
ABM Industries, Inc.	4,542	86,571
ACCO Brands Corp.*	4,794	22,867
American Reprographics Co.*	3,218	10,813
APAC Customer Services, Inc.*	2,952	25,151
AT Cross Co.*	787	8,877
Brink's Co.	3,836	89,417
Casella Waste Systems, Inc.*	2,315	12,177
Cenveo, Inc.*	4,813	14,487
Clean Harbors, Inc.*	3,960	203,148
Compx International, Inc.	107	1,359
Consolidated Graphics, Inc.*	814	29,735
Courier Corp.	1,060	6,932
Deluxe Corp.	4,225	78,585
EnergySolutions, Inc.*	7,742	27,329
EnerNOC, Inc.*	2,044	18,396
Ennis, Inc.	2,271	29,659
Fuel Tech, Inc.*	1,855	10,796
G&K Services, Inc.	1,608	41,068
GEO Group, Inc.:
Common Stock*	5,342	99,148
Escrow (b)*	100,000	11
Healthcare Services Group, Inc.	5,744	92,708
Heritage-Crystal Clean, Inc.*	389	7,064
Herman Miller, Inc.	4,708	84,085
Higher One Holdings, Inc.*	2,515	40,919
HNI Corp.	3,676	70,322
Innerworkings, Inc.*	2,465	19,326
Interface, Inc.	4,415	52,362
Intersections, Inc.	755	9,702
Kimball International, Inc., Class B	3,252	15,805
Knoll, Inc.	4,116	56,389
M&F Worldwide Corp.*	1,102	27,131
Mcgrath RentCorp	2,093	49,792
Metalico, Inc.*	3,896	15,194
Mine Safety Appliances Co.	2,322	62,601
Mobile Mini, Inc.*	3,020	49,649
Multi-Color Corp.	1,079	24,375
Quad/Graphics, Inc.	2,074	37,477
Rollins, Inc.	5,222	97,704
Schawk, Inc.	1,200	11,844
Standard Parking Corp.*	1,439	22,506
Steelcase, Inc.	6,700	42,277
Swisher Hygiene, Inc.*	6,953	28,160
SYKES Enterprises, Inc.*	3,603	53,865
Team, Inc.*	1,759	36,904
Tetra Tech, Inc.*	5,123	96,005
TMS International Corp.*	1,058	7,702
TRC Cos, Inc.*	1,457	4,386
Unifirst Corp.	1,234	55,888
United Stationers, Inc.	3,781	103,032
US Ecology, Inc.	1,699	26,284
Viad Corp.	1,798	30,530
WCA Waste Corp.*	1,383	5,864
		2,154,378

Communications Equipment - 2.2%
Adtran, Inc.	5,442	143,995
Anaren, Inc.*	1,364	26,121
Arris Group, Inc.*	10,171	104,761
Aruba Networks, Inc.*	7,213	150,824
Aviat Networks, Inc.*	5,538	13,014
Bel Fuse, Inc., Class B	968	15,091
BigBand Networks, Inc.*	4,631	5,928
Black Box Corp.	1,535	32,772
Blue Coat Systems, Inc.*	3,639	50,509
Calix, Inc.*	3,092	24,118
Communications Systems, Inc.	546	7,098
Comtech Telecommunications Corp.	2,336	65,618
DG FastChannel, Inc.*	2,184	37,019
Dialogic, Inc.*	1,300	2,405
Digi International, Inc.*	2,313	25,443
Emcore Corp.*	7,259	7,186
Emulex Corp.*	7,599	48,634
Extreme Networks*	9,344	24,762
Finisar Corp.*	7,366	129,200
Globecomm Systems, Inc.*	1,885	25,466
Harmonic, Inc.*	9,805	41,769
Infinera Corp.*	8,830	68,168
InterDigital, Inc.	3,847	179,193
Ixia*	3,011	23,094
KVH Industries, Inc.*	1,491	11,794
Loral Space & Communications, Inc.*	946	47,395
Meru Networks, Inc.*	500	4,075
Netgear, Inc.*	3,080	79,741
Numerex Corp.*	785	4,365
Oclaro, Inc.*	4,321	15,728
Oplink Communications, Inc.*	1,692	25,617
Opnext, Inc.*	4,498	5,624
ORBCOMM, Inc.*	2,846	7,257
Plantronics, Inc.	3,953	112,463
Powerwave Technologies, Inc.*	14,772	25,408
Procera Networks, Inc.*	935	8,976
Seachange International, Inc.*	2,173	16,732
ShoreTel, Inc.*	4,177	20,801
Sonus Networks, Inc.*	18,211	39,518
Sycamore Networks, Inc.	1,689	30,486
Symmetricom, Inc.*	4,071	17,668
Tekelec*	5,062	30,575
Viasat, Inc.*	3,053	101,695
Westell Technologies, Inc.*	4,363	9,424
		1,867,530

Computers & Peripherals - 0.6%
Avid Technology, Inc.*	2,537	19,636
Cray, Inc.*	3,293	17,486
Dot Hill Systems Corp.*	4,643	7,011
Electronics for Imaging, Inc.*	3,961	53,355
Imation Corp.*	3,091	22,595
Immersion Corp.*	2,323	13,892
Intermec, Inc.*	4,881	31,824
Intevac, Inc.*	2,067	14,448
Novatel Wireless, Inc.*	2,900	8,758
OCZ Technology Group, Inc.*	4,223	20,482
Quantum Corp.*	19,651	35,568
Rimage Corp.	986	12,473
Silicon Graphics International Corp.*	2,677	31,910
STEC, Inc.*	3,561	36,108
Stratasys, Inc.*	1,797	33,316
Super Micro Computer, Inc.*	2,137	26,777
Synaptics, Inc.*	2,964	70,840
Xyratex Ltd.	3,129	29,006
		485,485

Construction & Engineering - 0.7%
Argan, Inc.*	585	5,955
Comfort Systems USA, Inc.	3,332	27,722
Dycom Industries, Inc.*	3,072	47,002
EMCOR Group, Inc.*	5,493	111,673
Furmanite Corp.*	3,036	16,425
Granite Construction, Inc.	3,058	57,399
Great Lakes Dredge & Dock Corp.	5,123	20,851
Insituform Technologies, Inc.*	3,435	39,777
Layne Christensen Co.*	1,710	39,501
MasTec, Inc.*	4,632	81,569
Michael Baker Corp.*	821	15,706
MYR Group, Inc.*	1,740	30,694
Northwest Pipe Co.*	959	19,458
Orion Marine Group, Inc.*	2,790	16,098
Pike Electric Corp.*	1,702	11,522
Primoris Services Corp.	1,880	19,665
Sterling Construction Co., Inc.*	1,494	16,688
Tutor Perini Corp.	2,335	26,829
UniTek Global Services, Inc.*	902	4,474
		609,008

Construction Materials - 0.2%
Eagle Materials, Inc.	3,656	60,872
Headwaters, Inc.*	6,267	9,025
Texas Industries, Inc.	1,820	57,767
United States Lime & Minerals, Inc.*	269	10,733
		138,397

Consumer Finance - 0.8%
Advance America Cash Advance Centers, Inc.	5,101	37,543
Cash America International, Inc.	2,416	123,603
Credit Acceptance Corp.*	549	35,334
DFC Global Corp.*	3,735	81,610
Ezcorp, Inc.*	4,039	115,273
First Cash Financial Services, Inc.*	2,636	110,580
First Marblehead Corp.*	5,748	5,863
Imperial Holdings, Inc.*	1,913	4,591
Nelnet, Inc.	2,311	43,401
Netspend Holdings, Inc.*	2,443	12,557
Nicholas Financial, Inc.	799	7,806
World Acceptance Corp.*	1,301	72,791
		650,952

Containers & Packaging - 0.2%
AEP Industries, Inc.*	367	8,148
Boise, Inc.	8,652	44,731
Graphic Packaging Holding Co.*	13,136	45,319
Myers Industries, Inc.	3,089	31,353
		129,551

Distributors - 0.2%
Audiovox Corp.*	1,390	7,631
Core-Mark Holding Co., Inc.*	936	28,670
Pool Corp.	3,959	103,647
Weyco Group, Inc.	737	16,435
		156,383

Diversified Consumer Services - 1.2%
American Public Education, Inc.*	1,470	49,980
Archipelago Learning, Inc.*	1,088	9,139
Ascent Capital Group, Inc.*	1,251	49,189
Bridgepoint Education, Inc.*	1,706	29,753
Cambium Learning Group, Inc.*	1,538	4,598
Capella Education Co.*	1,376	39,051
Coinstar, Inc.*	2,577	103,080
Corinthian Colleges, Inc.*	7,691	11,998
Grand Canyon Education, Inc.*	2,711	43,783
Hillenbrand, Inc.	5,152	94,797
K12, Inc.*	2,198	55,961
Lincoln Educational Services Corp.	1,856	15,015
Mac-Gray Corp.	1,212	15,647
Matthews International Corp.	2,425	74,593
National American University Holdings, Inc.	724	5,184
Regis Corp.	5,024	70,788
Sotheby's	5,701	157,176
Steiner Leisure Ltd.*	1,287	52,471
Stewart Enterprises, Inc.	7,120	42,364
Strayer Education, Inc.	1,006	77,130
Universal Technical Institute, Inc.*	1,842	25,033
		1,026,730

Diversified Financial Services - 0.4%
California First National Bancorp	145	2,220
Compass Diversified Holdings	3,191	38,867
Encore Capital Group, Inc.*	1,293	28,252
Gain Capital Holdings, Inc.*	987	6,208
MarketAxess Holdings, Inc.	2,418	62,916
Marlin Business Services Corp.*	795	8,427
NewStar Financial, Inc.*	2,242	20,940
PHH Corp.*	4,849	77,972
Pico Holdings, Inc.*	1,974	40,487
Portfolio Recovery Associates, Inc.*	1,406	87,481
Primus Guaranty Ltd.*	1,277	6,730
		380,500

Diversified Telecommunication Services – 0.8%
8x8, Inc.*	5,104	20,773
AboveNet, Inc.	1,964	105,270
Alaska Communications Systems Group, Inc.	3,899	25,577
Atlantic Tele-Network, Inc.	816	26,830
Boingo Wireless, Inc.*	475	3,396
Cbeyond, Inc.*	2,347	16,570
Cincinnati Bell, Inc.*	17,650	54,538
Cogent Communications Group, Inc.*	3,927	52,818
Consolidated Communications Holdings, Inc.	2,179	39,331
Fairpoint Communications, Inc.*	1,772	7,620
General Communication, Inc.*	3,588	29,422
Global Crossing Ltd.*	2,638	63,075
Globalstar, Inc.*	6,474	2,648
HickoryTech Corp.	1,098	10,563
IDT Corp., Class B	1,313	26,785
inContact, Inc.*	2,522	8,701
Iridium Communications, Inc.*	3,537	21,929
Neutral Tandem, Inc.*	2,887	27,946
PAETEC Holding Corp.*	11,040	58,402
Premiere Global Services, Inc.*	4,574	29,365
SureWest Communications	1,155	12,093
Towerstream Corp.*	2,772	7,096
Vonage Holdings Corp.*	10,316	26,822
		677,570

Electric Utilities – 1.6%
Allete, Inc.	2,720	99,634
Central Vermont Public Service Corp.	1,112	39,154
Cleco Corp.	5,011	171,076
El Paso Electric Co.	3,460	111,031
Empire District Electric Co.	3,512	68,063
IDACORP, Inc.	4,208	158,978
MGE Energy, Inc.	2,022	82,235
Otter Tail Corp.	3,144	57,535
PNM Resources, Inc.	7,123	117,031
Portland General Electric Co.	6,190	146,641
UIL Holdings Corp.	4,152	136,725
Unisource Energy Corp.	3,159	114,008
Unitil Corp.	1,008	25,885
		1,327,996

Electrical Equipment – 1.2%
A123 Systems, Inc.*	7,666	26,371
Active Power, Inc.*	6,574	8,480
Acuity Brands, Inc.	3,559	128,266
American Superconductor Corp.*	3,671	14,427
AZZ, Inc.	1,087	42,143
Belden, Inc.	3,893	100,400
Brady Corp.	3,903	103,156
Broadwind Energy, Inc.*	8,589	2,749
Capstone Turbine Corp.*	22,313	22,313
Coleman Cable, Inc.*	735	6,218
Encore Wire Corp.	1,625	33,444
Ener1, Inc.*	5,656	775
EnerSys*	4,224	84,564
Franklin Electric Co., Inc.	2,040	74,011
FuelCell Energy, Inc.*	9,565	8,034
Generac Holdings, Inc.*	2,049	38,542
Global Power Equipment Group, Inc.*	1,295	30,135
II-VI, Inc.*	4,390	76,825
LSI Industries, Inc.	1,507	9,389
Powell Industries, Inc.*	725	22,453
PowerSecure International, Inc.*	1,894	8,959
Preformed Line Products Co.	155	7,099
SatCon Technology Corp.*	7,454	7,081
Thermon Group Holdings, Inc.*	822	11,360
Valence Technology, Inc.*	5,540	5,762
Vicor Corp.	1,707	14,936
Woodward, Inc.	5,053	138,452
		1,026,344

Electronic Equipment & Instruments – 2.4%
Aeroflex Holding Corp.*	1,630	14,833
Agilysys, Inc.*	1,841	13,126
Anixter International, Inc.	2,454	116,418
Benchmark Electronics, Inc.*	4,990	64,920
Brightpoint, Inc.*	6,168	56,807
Checkpoint Systems, Inc.*	3,461	47,000
Cognex Corp.	3,471	94,099
Coherent, Inc.*	2,060	88,498
CTS Corp.	2,987	24,284
Daktronics, Inc.	2,960	25,397
Ddi Corp.	1,132	8,196
DTS, Inc.*	1,522	37,791
Echelon Corp.*	3,061	21,458
Electro Rent Corp.	1,712	23,643
Electro Scientific Industries, Inc.*	1,856	22,068
eMagin Corp.*	1,426	3,750
Fabrinet*	1,677	31,360
FARO Technologies, Inc.*	1,412	44,549
FEI Co.*	3,321	99,497
GSI Group, Inc.*	2,124	16,312
Identive Group, Inc.*	3,180	6,328
Insight Enterprises, Inc.*	4,044	61,226
Kemet Corp.*	3,628	25,940
LeCroy Corp.*	1,348	10,649
Littelfuse, Inc.	1,918	77,123
Maxwell Technologies, Inc.*	2,297	42,288
Measurement Specialties, Inc.*	1,271	32,995
Mercury Computer Systems, Inc.*	2,519	28,968
Methode Electronics, Inc.	3,257	24,199
Microvision, Inc.*	8,234	5,600
MTS Systems Corp.	1,339	41,027
Multi-Fineline Electronix, Inc.*	971	19,362
NeoPhotonics Corp.*	937	6,447
Newport Corp.*	3,209	34,689
OSI Systems, Inc.*	1,566	52,492
Park Electrochemical Corp.	1,804	38,551
PC Connection, Inc.*	756	6,033
Plexus Corp.*	3,092	69,941
Power-One, Inc.*	6,116	27,522
Pulse Electronics Corp.	4,282	12,247
Radisys Corp.*	1,596	9,768
Richardson Electronics Ltd.	1,342	18,265
Rofin-Sinar Technologies, Inc.*	2,473	47,482
Rogers Corp.*	1,381	54,039
Sanmina-SCI Corp.*	6,955	46,459
Scansource, Inc.*	2,349	69,436
SYNNEX Corp.*	1,964	51,457
TTM Technologies, Inc.*	4,270	40,608
Universal Display Corp.*	3,246	155,613
Viasystems Group, Inc.*	399	7,018
Vishay Precision Group, Inc.*	1,011	13,325
X-Rite, Inc.*	2,168	8,087
Zygo Corp.*	1,307	15,109
		2,014,299

Energy Equipment & Services – 1.8%
Basic Energy Services, Inc.*	2,030	28,745
Bristow Group, Inc.	2,985	126,654
C&J Energy Services, Inc.*	982	16,144
Cal Dive International, Inc.*	8,254	15,765
Complete Production Services, Inc.*	6,686	126,031
Dawson Geophysical Co.*	811	19,123
Dril-Quip, Inc.*	2,824	152,242
Exterran Holdings, Inc.*	5,253	51,059
Geokinetics, Inc.*	877	2,122
Global Geophysical Services, Inc.*	1,489	11,867
Global Industries Ltd.*	8,865	70,211
Gulf Island Fabrication, Inc.	1,328	27,463
Gulfmark Offshore, Inc.*	2,037	74,025
Helix Energy Solutions Group, Inc.*	8,712	114,127
Hercules Offshore, Inc.*	10,024	29,270
Hornbeck Offshore Services, Inc.*	2,033	50,642
ION Geophysical Corp.*	11,122	52,607
Key Energy Services, Inc.*	10,253	97,301
Lufkin Industries, Inc.	2,573	136,909
Matrix Service Co.*	2,442	20,781
Mitcham Industries, Inc.*	824	9,229
Natural Gas Services Group, Inc.*	1,256	16,114
Newpark Resources, Inc.*	7,785	47,411
OYO Geospace Corp.*	354	19,927
Parker Drilling Co.*	10,148	44,550
PHI, Inc.*	1,229	23,523
Pioneer Drilling Co.*	5,200	37,336
RigNet, Inc.*	543	8,704
Tesco Corp.*	2,637	30,589
Tetra Technologies, Inc.*	6,615	51,068
Union Drilling, Inc.*	1,538	7,229
Vantage Drilling Co.*	15,538	19,423
Willbros Group, Inc.*	3,210	13,386
		1,551,577

Food & Staples Retailing – 1.1%
Andersons, Inc.	1,610	54,192
Arden Group, Inc.	92	7,314
Casey’s General Stores, Inc.	3,119	136,144
Fresh Market, Inc.*	2,311	88,188
Ingles Markets, Inc.	1,303	18,555
Nash Finch Co.	1,093	29,434
Pantry, Inc.*	1,987	24,102
Pricesmart, Inc.	1,502	93,605
Rite Aid Corp.*	48,762	47,787
Ruddick Corp.	4,038	157,442
Spartan Stores, Inc.	1,970	30,496
Susser Holdings Corp.*	620	12,357
The Chefs’ Warehouse, Inc.*	853	10,031
United Natural Foods, Inc.*	3,975	147,234
Village Super Market, Inc.	640	15,322
Weis Markets, Inc.	958	35,503
Winn-Dixie Stores, Inc.*	4,819	28,528
		936,234

Food Products – 1.5%
Alico, Inc.	267	5,244
B&G Foods, Inc.	4,166	69,489
Calavo Growers, Inc.	1,019	20,910
Cal-Maine Foods, Inc.	1,233	38,753
Chiquita Brands International, Inc.*	3,926	32,743
Darling International, Inc.*	9,858	124,112
Diamond Foods, Inc.	1,809	144,340
Dole Food Co., Inc.*	3,141	31,410
Farmer Bros Co.	538	2,964
Fresh Del Monte Produce, Inc.	3,000	69,600
Griffin Land & Nurseries, Inc.	267	6,857
Hain Celestial Group, Inc.*	2,943	89,909
Harbinger Group, Inc.*	714	3,620
Imperial Sugar Co.	1,262	8,127
J&J Snack Foods Corp.	1,241	59,630
Lancaster Colony Corp.	1,538	93,833
Lifeway Foods, Inc.*	385	4,108
Limoneira Co.	753	10,753
Omega Protein Corp.*	1,591	14,446
Pilgrim’s Pride Corp.*	5,050	21,564
Sanderson Farms, Inc.	1,819	86,402
Seneca Foods Corp.*	794	15,721
Smart Balance, Inc.*	5,245	30,946
Snyders-Lance, Inc.	3,882	80,940
Tootsie Roll Industries, Inc.	1,954	47,130
TreeHouse Foods, Inc.*	2,918	180,449
		1,294,000

Gas Utilities – 1.4%
Chesapeake Utilities Corp.	827	33,171
Laclede Group, Inc.	1,951	75,601
New Jersey Resources Corp.	3,400	144,738
Nicor, Inc.	3,853	211,954
Northwest Natural Gas Co.	2,322	102,400
Piedmont Natural Gas Co., Inc.	5,899	170,422
South Jersey Industries, Inc.	2,462	122,485
Southwest Gas Corp.	3,768	136,289
WGL Holdings, Inc.	4,210	164,485
		1,161,545

Health Care Equipment & Supplies – 3.2%
Abaxis, Inc.*	1,932	44,262
Abiomed, Inc.*	2,735	30,167
Accuray, Inc.*	5,598	22,504
Align Technology, Inc.*	5,184	78,641
Alimera Sciences, Inc.*	608	4,864
Alphatec Holdings, Inc.*	4,714	9,947
Analogic Corp.	1,128	51,222
Angiodynamics, Inc.*	2,155	28,317
Antares Pharma, Inc.*	6,536	15,164
ArthroCare Corp.*	2,356	67,782
AtriCure, Inc.*	1,154	11,240
Atrion Corp.	136	28,205
Bacterin International Holdings, Inc.*	1,880	3,760
Biolase Technology, Inc.*	2,360	7,080
Cantel Medical Corp.	1,194	25,217
Cardiovascular Systems, Inc.*	1,090	12,415
Cerus Corp.*	3,610	7,653
Conceptus, Inc.*	2,715	28,426
Conmed Corp.*	2,326	53,521
CryoLife, Inc.*	2,974	13,353
Cyberonics, Inc.*	2,431	68,797
Cynosure, Inc.*	762	7,689
Delcath Systems, Inc.*	4,459	14,893
DexCom, Inc.*	5,900	70,800
DynaVox, Inc.*	869	3,128
Endologix, Inc.*	4,516	45,341
Exactech, Inc.*	863	12,151
Greatbatch, Inc.*	2,031	40,640
Haemonetics Corp.*	2,196	128,422
Hansen Medical, Inc.*	3,943	13,091
HeartWare International, Inc.*	987	63,573
ICU Medical, Inc.*	1,020	37,536
Insulet Corp.*	3,816	58,232
Integra LifeSciences Holdings Corp.*	1,841	65,853
Invacare Corp.	2,356	54,282
IRIS International, Inc.*	1,685	15,114
Kensey Nash Corp.*	831	20,360
MAKO Surgical Corp.*	2,676	91,573
Masimo Corp.	4,317	93,463
Medical Action Industries, Inc.*	1,487	7,509
Meridian Bioscience, Inc.	3,556	55,971
Merit Medical Systems, Inc.*	3,534	46,437
Natus Medical, Inc.*	2,492	23,699
Neogen Corp.*	1,973	68,503
Neoprobe Corp.*	7,299	21,605
NuVasive, Inc.*	3,424	58,448
NxStage Medical, Inc.*	3,668	76,514
OraSure Technologies, Inc.*	4,041	32,166
Orthofix International NV*	1,551	53,525
Palomar Medical Technologies, Inc.*	1,922	15,145
Quidel Corp.*	2,242	36,702
Rockwell Medical Technologies, Inc.*	1,318	10,755
RTI Biologics, Inc.*	5,680	18,687
Solta Medical, Inc.*	5,509	6,886
SonoSite, Inc.*	1,184	35,923
Spectranetics Corp.*	3,435	24,526
Staar Surgical Co.*	3,235	25,233
Stereotaxis, Inc.*	2,963	3,289
STERIS Corp.	4,867	142,457
SurModics, Inc.*	1,615	14,697
Symmetry Medical, Inc.*	3,142	24,256
Synergetics USA, Inc.*	1,828	9,853
Synovis Life Technologies, Inc.*	1,173	19,589
Tornier NV*	866	17,744
Unilife Corp.*	4,489	18,854
Uroplasty, Inc.*	1,698	8,235
Vascular Solutions, Inc.*	1,737	19,889
Volcano Corp.*	4,398	130,313
West Pharmaceutical Services, Inc.	2,752	102,099
Wright Medical Group, Inc.*	3,396	60,720
Young Innovations, Inc.	583	16,616
Zoll Medical Corp.*	1,875	70,763
		2,726,286

Health Care Providers & Services – 2.9%
Accretive Health, Inc.*	3,288	69,804
Air Methods Corp.*	973	61,951
Alliance HealthCare Services, Inc.*	2,853	3,252
Almost Family, Inc.*	759	12,622
Amedisys, Inc.*	2,499	37,035
American Dental Partners, Inc.*	1,459	14,094
AMN Healthcare Services, Inc.*	3,253	13,045
AmSurg Corp.*	2,705	60,862
Assisted Living Concepts, Inc.	1,720	21,792
Bio-Reference Laboratories, Inc.*	2,096	38,587
BioScrip, Inc.*	3,630	23,087
Capital Senior Living Corp.*	2,806	17,313
CardioNet, Inc.*	1,876	5,628
Centene Corp.*	4,107	117,748
Chemed Corp.	1,748	96,070
Chindex International, Inc.*	1,272	11,206
Continucare Corp.*	2,312	14,751
Corvel Corp.*	509	21,632
Cross Country Healthcare, Inc.*	2,877	12,026
Emeritus Corp.*	2,511	35,405
Ensign Group, Inc.	1,328	30,690
ExamWorks Group, Inc.*	2,223	22,630
Five Star Quality Care, Inc.*	2,929	7,322
Gentiva Health Services, Inc.*	2,612	14,418
Hanger Orthopedic Group, Inc.*	2,753	52,004
Healthsouth Corp.*	7,818	116,723
HealthSpring, Inc.*	5,728	208,843
Healthways, Inc.*	2,984	29,333
HMS Holdings Corp.*	7,128	173,852
IPC The Hospitalist Co., Inc.*	1,420	50,680
Kindred Healthcare, Inc.*	4,477	38,592
Landauer, Inc.	822	40,722
LHC Group, Inc.*	1,367	23,321
Magellan Health Services, Inc.*	2,637	127,367
MedQuist Holdings, Inc.*	2,598	19,641
Metropolitan Health Networks, Inc.*	4,144	18,814
Molina Healthcare, Inc.*	2,306	35,605
MWI Veterinary Supply, Inc.*	1,077	74,119
National Healthcare Corp.	783	25,291
National Research Corp.	137	4,540
Owens & Minor, Inc.	5,239	149,207
PharMerica Corp.*	2,681	38,258
Providence Service Corp.*	1,199	12,769
PSS World Medical, Inc.*	4,559	89,767
RadNet, Inc.*	2,506	6,115
Select Medical Holdings Corp.*	3,677	24,526
Skilled Healthcare Group, Inc.*	1,394	5,032
Sun Healthcare Group, Inc.*	2,542	6,863
Sunrise Senior Living, Inc.*	5,182	23,993
Team Health Holdings, Inc.*	2,191	35,976
Triple-S Management Corp., Class B*	1,775	29,731
U.S. Physical Therapy, Inc.	1,051	19,465
Universal American Corp.	2,799	28,158
Vanguard Health Systems, Inc.*	2,514	25,542
WellCare Health Plans, Inc.*	3,498	132,854
		2,430,673

Health Care Technology – 0.7%
athenahealth, Inc.*	2,946	175,434
Computer Programs & Systems, Inc.	938	62,049
ePocrates, Inc.*	582	5,244
HealthStream, Inc.*	1,262	16,192
MedAssets, Inc.*	3,765	36,182
Medidata Solutions, Inc.*	1,645	27,044
Merge Healthcare, Inc.*	4,792	29,183
Omnicell, Inc.*	2,844	39,190
Quality Systems, Inc.	1,651	160,147
Transcend Services, Inc.*	723	16,296
		566,961

Hotels, Restaurants & Leisure – 2.6%
AFC Enterprises, Inc.*	2,372	28,061
Ambassadors Group, Inc.	1,770	10,142
Ameristar Casinos, Inc.	2,648	42,500
Benihana, Inc.*	1,095	9,428
Biglari Holdings, Inc.*	100	29,639
BJ’s Restaurants, Inc.*	1,966	86,720
Bob Evans Farms, Inc.	2,490	71,015
Boyd Gaming Corp.*	4,718	23,118
Bravo Brio Restaurant Group, Inc.*	1,583	26,341
Buffalo Wild Wings, Inc.*	1,589	95,022
Caribou Coffee Co., Inc.*	1,061	12,541
Carrols Restaurant Group, Inc.*	890	7,921
CEC Entertainment, Inc.	1,631	46,435
Cheesecake Factory, Inc.*	4,746	116,989
Churchill Downs, Inc.	995	38,835
Cracker Barrel Old Country Store, Inc.	1,886	75,591
Denny’s Corp.*	9,207	30,659
DineEquity, Inc.*	1,271	48,921
Domino’s Pizza, Inc.*	5,074	138,266
Einstein Noah Restaurant Group, Inc.	351	4,503
Gaylord Entertainment Co.*	3,035	58,697
International Speedway Corp.	2,420	55,273
Interval Leisure Group, Inc.*	3,495	46,553
Isle of Capri Casinos, Inc.*	1,930	9,341
Jack in the Box, Inc.*	4,084	81,353
Jamba, Inc.*	5,515	7,114
Krispy Kreme Doughnuts, Inc.*	5,108	34,837
Life Time Fitness, Inc.*	3,476	128,091
Luby’s, Inc.*	1,545	6,335
Marcus Corp.	1,890	18,805
McCormick & Schmick’s Seafood Restaurants, Inc.*	1,172	8,110
Monarch Casino & Resort, Inc.*	917	8,968
Morgans Hotel Group Co.*	2,245	13,448
Multimedia Games Holding Co., Inc.*	2,104	8,500
O’Charleys, Inc.*	1,444	8,577
Orient-Express Hotels Ltd.*	7,832	54,119
Papa John’s International, Inc.*	1,734	52,714
Peet’s Coffee & Tea, Inc.*	1,028	57,198
PF Chang’s China Bistro, Inc.	1,868	50,884
Pinnacle Entertainment, Inc.*	5,296	48,088
Red Lion Hotels Corp.*	1,051	7,052
Red Robin Gourmet Burgers, Inc.*	1,066	25,680
Ruby Tuesday, Inc.*	5,637	40,361
Ruth’s Hospitality Group, Inc.*	3,111	13,346
Scientific Games Corp.*	4,782	34,048
Shuffle Master, Inc.*	4,687	39,418
Six Flags Entertainment Corp.	3,426	94,969
Sonic Corp.*	5,351	37,832
Speedway Motorsports, Inc.	1,288	15,559
Texas Roadhouse, Inc.	5,023	66,404
Town Sports International Holdings, Inc.*	1,684	12,226
Vail Resorts, Inc.	2,959	111,821
		2,198,368

Household Durables – 0.7%
American Greetings Corp.	3,458	63,973
Beazer Homes USA, Inc.*	7,754	11,708
Blyth, Inc.	469	26,006
Cavco Industries, Inc.*	679	23,385
CSS Industries, Inc.	772	12,877
Ethan Allen Interiors, Inc.	2,160	29,398
Furniture Brands International, Inc.*	4,497	9,264
Helen of Troy Ltd.*	2,682	67,372
Hovnanian Enterprises, Inc.*	5,845	7,131
iRobot Corp.*	1,835	46,168
KB Home	6,324	37,059
La-Z-Boy, Inc.*	4,509	33,412
Libbey, Inc.*	2,000	21,080
Lifetime Brands, Inc.	858	8,271
M/I Homes, Inc.*	1,923	11,557
MDC Holdings, Inc.	3,082	52,209
Meritage Homes Corp.*	2,297	34,776
Ryland Group, Inc.	3,854	41,045
Sealy Corp.*	4,985	7,378
Skullcandy, Inc.*	794	11,219
Skyline Corp.	711	6,790
Standard Pacific Corp.*	9,378	23,164
Universal Electronics, Inc.*	1,267	20,766
Zagg, Inc.*	1,641	16,279
		622,287

Household Products – 0.1%
Central Garden and Pet Co.*	3,892	27,555
Oil-Dri Corp. of America	406	7,544
Spectrum Brands Holdings, Inc.*	1,373	32,430
WD-40 Co.	1,450	57,768
		125,297

Independent Power Producers & Energy Traders – 0.2%
Atlantic Power Corp.	5,632	79,918
Dynegy, Inc.*	8,969	36,952
Ormat Technologies, Inc.	1,475	23,718
		140,588

Industrial Conglomerates – 0.2%
Raven Industries, Inc.	1,534	73,939
Seaboard Corp.	26	46,852
Standex International Corp.	1,092	33,994
Tredegar Corp.	2,145	31,810
		186,595

Insurance – 2.7%
Alterra Capital Holdings Ltd.	7,675	145,595
American Equity Investment Life Holding Co.	5,120	44,800
American Safety Insurance Holdings Ltd.*	960	17,664
Amerisafe, Inc.*	1,651	30,395
Amtrust Financial Services, Inc.	1,952	43,452
Argo Group International Holdings Ltd.	2,408	68,315
Baldwin & Lyons, Inc., Class B	853	18,229
Citizens, Inc.*	3,380	21,666
CNO Financial Group, Inc.*	18,224	98,592
Crawford & Co., Class B	2,478	13,282
Delphi Financial Group, Inc.	4,158	89,480
Donegal Group, Inc.	916	11,029
eHealth, Inc.*	2,183	29,820
EMC Insurance Group, Inc.	497	9,145
Employers Holdings, Inc.	3,485	44,469
Enstar Group Ltd.*	575	54,757
FBL Financial Group, Inc.	1,178	31,358
First American Financial Corp.	8,643	110,630
Flagstone Reinsurance Holdings SA	3,901	30,233
Fortegra Financial Corp.*	652	3,423
FPIC Insurance Group, Inc.*	745	31,171
Global Indemnity plc*	1,364	23,297
Greenlight Capital Re Ltd.*	2,477	51,373
Hallmark Financial Services, Inc.*	1,205	8,881
Harleysville Group, Inc.	1,015	59,743
Hilltop Holdings, Inc.*	3,467	24,997
Horace Mann Educators Corp.	3,435	39,193
Independence Holding Co.	605	4,386
Infinity Property & Casualty Corp.	1,095	57,466
Kansas City Life Insurance Co.	365	11,268
Maiden Holdings Ltd.	4,341	32,080
Meadowbrook Insurance Group, Inc.	4,743	42,260
Montpelier Re Holdings Ltd.	5,439	96,161
National Financial Partners Corp.*	3,733	40,839
National Interstate Corp.	681	14,968
National Western Life Insurance Co.	193	26,151
OneBeacon Insurance Group Ltd.	1,823	24,866
Phoenix Co.’s, Inc.*	10,764	13,132
Platinum Underwriters Holdings Ltd.	3,063	94,187
Presidential Life Corp.	1,918	15,766
Primerica, Inc.	2,794	60,239
ProAssurance Corp.	2,513	180,986
RLI Corp.	1,498	95,243
Safety Insurance Group, Inc.	1,103	41,726
SeaBright Holdings, Inc.	2,042	14,702
Selective Insurance Group, Inc.	4,659	60,800
State Auto Financial Corp.	1,338	17,595
Stewart Information Services Corp.	1,793	15,850
Symetra Financial Corp.	5,553	45,257
The Navigators Group, Inc.*	1,065	46,008
Tower Group, Inc.	3,270	74,752
United Fire & Casualty Co.	1,996	35,309
Universal Insurance Holdings, Inc.	1,043	4,016
		2,321,002

Internet & Catalog Retail – 0.4%
1-800-FLOWERS.COM, Inc.*	2,081	4,828
Blue Nile, Inc.*	1,104	38,949
Geeknet, Inc.*	360	7,279
HSN, Inc.*	3,398	112,576
NutriSystem, Inc.	2,351	28,470
Orbitz Worldwide, Inc.*	2,514	5,455
Overstock.com, Inc.*	951	8,816
PetMed Express, Inc.	1,778	16,002
Shutterfly, Inc.*	2,488	102,456
US Auto Parts Network, Inc.*	1,360	6,895
Valuevision Media, Inc.*	3,363	7,937
		339,663

Internet Software & Services – 1.8%
Active Network, Inc.*	1,010	14,897
Ancestry.com, Inc.*	2,602	61,147
Bankrate, Inc.*	1,895	28,823
Carbonite, Inc.*	592	7,128
comScore, Inc.*	2,620	44,199
Constant Contact, Inc.*	2,495	43,139
Cornerstone OnDemand, Inc.*	938	11,763
DealerTrack Holdings, Inc.*	3,529	55,299
Demand Media, Inc.*	850	6,800
Dice Holdings, Inc.*	3,980	31,124
Digital River, Inc.*	3,259	67,559
Earthlink, Inc.	9,440	61,643
Envestnet, Inc.*	1,573	15,730
FriendFinder Networks, Inc.*	410	754
Infospace, Inc.*	3,325	27,797
Internap Network Services Corp.*	4,533	22,302
IntraLinks Holdings, Inc.*	2,626	19,721
j2 Global Communications, Inc.	3,954	106,363
Keynote Systems, Inc.	1,035	21,870
KIT Digital, Inc.*	2,717	22,823
Limelight Networks, Inc.*	4,616	10,894
Liquidity Services, Inc.*	1,469	47,111
LivePerson, Inc.*	4,395	43,730
LogMeIn, Inc.*	1,674	55,594
LoopNet, Inc.*	1,589	27,220
Marchex, Inc., Class B	1,359	11,551
Mediamind Technologies, Inc.*	577	12,694
ModusLink Global Solutions, Inc.	4,598	16,047
Move, Inc.*	13,705	19,872
NIC, Inc.	5,384	61,647
OpenTable, Inc.*	1,935	89,029
Openwave Systems, Inc.*	8,707	13,583
Perficient, Inc.*	1,859	13,608
Quepasa Corp.*	580	1,995
QuinStreet, Inc.*	2,264	23,432
RealNetworks, Inc.	1,733	14,609
Responsys, Inc.*	779	8,398
RightNow Technologies, Inc.*	2,093	69,174
Saba Software, Inc.*	2,907	16,744
SciQuest, Inc.*	1,014	15,149
SPS Commerce, Inc.*	437	7,119
Stamps.com, Inc.	1,094	22,361
support.com, Inc.*	4,845	9,593
TechTarget, Inc.*	1,109	6,332
Travelzoo, Inc.*	438	9,632
United Online, Inc.	7,634	39,926
ValueClick, Inc.*	6,466	100,611
Vocus, Inc.*	1,554	26,045
Web.com Group, Inc.*	2,389	16,675
XO Group, Inc.*	2,474	20,213
Zillow, Inc.*	338	9,244
Zix Corp.*	5,001	13,353
		1,524,066

IT Services – 1.9%
Acxiom Corp.*	6,669	70,958
CACI International, Inc.*	2,475	123,601
Cardtronics, Inc.*	3,539	81,114
Cass Information Systems, Inc.	780	24,219
Ciber, Inc.*	5,446	16,501
Computer Task Group, Inc.*	1,181	13,192
Convergys Corp.*	8,646	81,099
CSG Systems International, Inc.*	2,979	37,655
Dynamics Research Corp.*	735	6,556
Echo Global Logistics, Inc.*	987	13,127
Euronet Worldwide, Inc.*	4,289	67,509
ExlService Holdings, Inc.*	1,326	29,172
Forrester Research, Inc.	1,276	41,483
Global Cash Access Holdings, Inc.*	4,679	11,978
Hackett Group, Inc.*	3,281	12,238
Heartland Payment Systems, Inc.	3,313	65,332
iGate Corp.	2,542	29,335
Jack Henry & Associates, Inc.	7,295	211,409
Lionbridge Technologies, Inc.*	6,186	15,218
Mantech International Corp.	1,948	61,128
MAXIMUS, Inc.	2,852	99,535
MoneyGram International, Inc.*	7,721	17,990
NCI, Inc.*	685	8,172
Ness Technologies, Inc.*	2,762	21,157
PRGX Global, Inc.*	1,605	7,576
Sapient Corp.	9,015	91,412
ServiceSource International, Inc.*	821	10,845
Stream Global Services, Inc.*	418	861
Syntel, Inc.	1,266	54,679
TeleTech Holdings, Inc.*	2,084	31,760
TNS, Inc.*	2,282	42,902
Unisys Corp.*	3,725	58,445
Virtusa Corp.*	1,404	18,533
Wright Express Corp.*	3,174	120,739
		1,597,430

Leisure Equipment & Products – 0.4%
Arctic Cat, Inc.*	1,125	16,301
Black Diamond, Inc.*	1,088	7,094
Brunswick Corp.	7,317	102,731
Callaway Golf Co.	5,633	29,123
Eastman Kodak Co.*	23,419	18,269
Jakks Pacific, Inc.	2,442	46,276
Johnson Outdoors, Inc.*	405	6,229
Leapfrog Enterprises, Inc.*	3,509	11,825
Marine Products Corp.*	813	2,780
Smith & Wesson Holding Corp.*	5,544	13,971
Steinway Musical Instruments, Inc.*	547	11,793
Sturm Ruger & Co., Inc.	1,672	43,439
Summer Infant, Inc.*	1,000	6,600
		316,431

Life Sciences – Tools & Services – 0.4%
Affymetrix, Inc.*	6,207	30,414
Albany Molecular Research, Inc.*	2,450	6,909
BG Medicine, Inc.*	625	2,219
Caliper Life Sciences, Inc.*	4,161	43,566
Cambrex Corp.*	2,197	11,073
Complete Genomics, Inc.*	616	3,616
Enzo Biochem, Inc.*	3,458	8,887
eResearchTechnology, Inc.*	4,032	17,983
Fluidigm Corp.*	695	9,681
Furiex Pharmaceuticals, Inc.*	816	11,612
Harvard Bioscience, Inc.*	1,892	7,984
Luminex Corp.*	3,279	72,695
Medtox Scientific, Inc.	622	8,142
Pacific Biosciences of California, Inc.*	2,788	8,949
PAREXEL International Corp.*	4,838	91,583
Sequenom, Inc.*	9,196	46,808
		382,121

Machinery – 2.9%
3D Systems Corp.*	3,444	48,182
Accuride Corp.*	3,324	17,019
Actuant Corp.	5,637	111,331
Alamo Group, Inc.	670	13,929
Albany International Corp.	2,370	43,254
Altra Holdings, Inc.*	2,349	27,178
American Railcar Industries, Inc.*	977	15,026
Ampco-Pittsburgh Corp.	791	16,176
Astec Industries, Inc.*	1,736	50,830
Badger Meter, Inc.	1,311	37,927
Barnes Group, Inc.	4,587	88,300
Blount International, Inc.*	4,185	55,912
Briggs & Stratton Corp.	4,379	59,160
Cascade Corp.	795	26,545
Chart Industries, Inc.*	2,510	105,847
CIRCOR International, Inc.	1,493	43,849
CLARCOR, Inc.	4,143	171,437
Colfax Corp.*	2,231	45,200
Columbus McKinnon Corp.*	1,673	18,336
Commercial Vehicle Group, Inc.*	2,272	14,927
Douglas Dynamics, Inc.	1,532	19,579
Dynamic Materials Corp.	1,203	18,947
Energy Recovery, Inc.*	4,261	12,826
EnPro Industries, Inc.*	1,799	53,394
ESCO Technologies, Inc.	2,314	59,007
Federal Signal Corp.	5,446	24,071
Flow International Corp.*	4,867	10,756
Force Protection, Inc.*	6,160	23,716
FreightCar America, Inc.*	1,042	15,015
Gerber Scientific, Inc.*	2,334	-
Gorman-Rupp Co.	1,275	31,480
Graham Corp.	1,022	17,006
Greenbrier Co.’s, Inc.*	1,515	17,650
Hurco Cos, Inc.*	529	10,739
John Bean Technologies Corp.	2,463	35,122
Kadant, Inc.*	1,153	20,477
Kaydon Corp.	2,679	76,834
LB Foster Co.	945	21,007
Lindsay Corp.	1,094	58,857
Lydall, Inc.*	1,583	14,089
Meritor, Inc.*	7,762	54,800
Met-Pro Corp.	1,517	13,016
Middleby Corp.*	1,540	108,508
Miller Industries, Inc.	1,050	18,219
Mueller Industries, Inc.	3,111	120,053
Mueller Water Products, Inc.	13,480	33,430
NACCO Industries, Inc.	503	31,890
NN, Inc.*	1,381	6,974
Omega Flex, Inc.*	248	3,298
PMFG, Inc.*	1,648	25,989
RBC Bearings, Inc.*	1,895	64,411
Robbins & Myers, Inc.	3,240	112,460
Sauer-Danfoss, Inc.*	1,012	29,247
Sun Hydraulics Corp.	1,639	33,403
Tecumseh Products Co.*	1,715	12,502
Tennant Co.	1,652	58,431
Titan International, Inc.	3,674	55,110
Trimas Corp.*	2,100	31,185
Twin Disc, Inc.	694	18,509
Wabash National Corp.*	5,981	28,529
Watts Water Technologies, Inc.	2,566	68,384
Xerium Technologies, Inc.*	695	7,277
		2,486,562

Marine – 0.1%
Baltic Trading Ltd.	1,516	7,049
Eagle Bulk Shipping, Inc.*	6,450	10,128
Excel Maritime Carriers Ltd.*	3,693	7,681
Genco Shipping & Trading Ltd.*	2,930	22,883
International Shipholding Corp.	583	10,780
Ultrapetrol (Bahamas) Ltd.*	2,297	5,214
		63,735

Media – 1.3%
AH Belo Corp.	1,669	7,010
Arbitron, Inc.	2,329	77,043
Belo Corp.	7,968	38,963
Central European Media Enterprises Ltd.*	3,010	23,508
Cinemark Holdings, Inc.	7,637	144,187
Crown Media Holdings, Inc.*	3,539	5,061
Cumulus Media, Inc.*	2,023	5,745
Entercom Communications Corp.*	2,183	11,461
Entravision Communications Corp.*	4,508	4,598
EW Scripps Co.*	2,937	20,559
Fisher Communications, Inc.*	676	15,102
Global Sources Ltd.*	1,547	10,473
Gray Television, Inc.*	4,496	7,014
Harte-Hanks, Inc.	3,389	28,739
interCLICK, Inc.*	1,685	9,352
Journal Communications, Inc.*	4,357	12,940
Knology, Inc.*	2,669	34,644
LIN TV Corp.*	2,982	6,501
Lions Gate Entertainment Corp.*	3,704	25,558
Live Nation Entertainment, Inc.*	11,598	92,900
Martha Stewart Living Omnimedia, Inc.*	2,756	8,599
McClatchy Co.*	5,532	7,413
MDC Partners, Inc.	2,060	29,705
Meredith Corp.	2,986	67,603
National CineMedia, Inc.	4,637	67,283
New York Times Co.*	11,273	65,496
Nexstar Broadcasting Group, Inc.*	992	6,557
Outdoor Channel Holdings, Inc.*	1,282	7,333
ReachLocal, Inc.*	820	8,913
Rentrak Corp.*	971	12,225
Saga Communications, Inc.*	296	8,735
Scholastic Corp.	2,251	63,095
Sinclair Broadcast Group, Inc.	4,195	30,078
Valassis Communications, Inc.*	4,038	75,672
Value Line, Inc.	108	1,241
Westwood One, Inc.*	488	1,771
World Wrestling Entertainment, Inc.	2,503	22,302
		1,065,379

Metals & Mining – 1.5%
AM Castle & Co.*	1,549	16,946
AMCOL International Corp.	2,090	50,139
Century Aluminum Co.*	4,238	37,888
Coeur d’Alene Mines Corp.*	7,357	157,734
General Moly, Inc.*	6,675	19,358
Globe Specialty Metals, Inc.	5,366	77,914
Gold Resource Corp.	2,334	38,861
Golden Minerals Co.*	2,295	17,075
Golden Star Resources Ltd.*	22,636	42,103
Handy & Harman Ltd.*	480	4,843
Haynes International, Inc.	1,062	46,144
Hecla Mining Co.*	22,944	122,980
Horsehead Holding Corp.*	3,786	28,092
Jaguar Mining, Inc.*	7,371	34,644
Kaiser Aluminum Corp.	1,330	58,892
Materion Corp.*	1,774	40,234
Metals USA Holdings Corp.*	1,062	9,505
Midway Gold Corp.*	6,567	13,200
Noranda Aluminum Holding Corp.*	1,867	15,589
Olympic Steel, Inc.	846	14,331
Paramount Gold and Silver Corp.*	9,626	22,717
Revett Minerals, Inc.*	2,059	7,948
RTI International Metals, Inc.*	2,632	61,378
Stillwater Mining Co.*	8,467	71,970
SunCoke Energy, Inc.*	1,099	12,089
Thompson Creek Metals Co., Inc.*	12,552	76,191
Universal Stainless & Alloy Products, Inc.*	703	17,870
US Energy Corp Wyoming*	2,481	5,731
US Gold Corp.*	8,710	34,927
Vista Gold Corp.*	5,838	19,499
Worthington Industries, Inc.	4,940	69,012
		1,245,804

Multiline Retail – 0.3%
99¢ Only Stores*	4,013	73,919
Bon-Ton Stores, Inc.	1,090	5,417
Fred’s, Inc.	3,439	36,660
Gordmans Stores, Inc.*	571	6,835
Saks, Inc.*	9,477	82,924
Tuesday Morning Corp.*	2,412	8,490
		214,245

Multi-Utilities – 0.5%
Avista Corp.	4,803	114,552
Black Hills Corp.	3,426	104,973
CH Energy Group, Inc.	1,384	72,203
NorthWestern Corp.	2,980	95,181
		386,909

Oil, Gas & Consumable Fuels – 4.2%
Abraxas Petroleum Corp.*	7,685	20,288
Alon USA Energy, Inc.	562	3,445
Amyris, Inc.*	1,450	29,348
Apco Oil and Gas International, Inc.	813	60,503
Approach Resources, Inc.*	1,843	31,313
ATP Oil & Gas Corp.*	3,891	30,000
Berry Petroleum Co.	4,356	154,115
Bill Barrett Corp.*	3,878	140,539
BPZ Resources, Inc.*	8,517	23,592
Callon Petroleum Co.*	3,669	14,199
CAMAC Energy, Inc.*	4,422	2,653
Carrizo Oil & Gas, Inc.*	3,265	70,361
Cheniere Energy, Inc.*	6,985	35,973
Clayton Williams Energy, Inc.*	515	22,047
Clean Energy Fuels Corp.*	4,008	44,569
Cloud Peak Energy, Inc.*	5,009	84,903
Comstock Resources, Inc.*	3,914	60,510
Contango Oil & Gas Co.*	1,033	56,515
Crimson Exploration, Inc.*	1,794	3,857
Crosstex Energy, Inc.	3,520	47,450
CVR Energy, Inc.*	7,435	157,176
Delek US Holdings, Inc.	1,057	11,912
DHT Holdings, Inc.	5,053	10,308
Endeavour International Corp.*	3,091	24,666
Energy Partners Ltd.*	2,531	28,018
Energy XXI Bermuda Ltd.*	6,189	132,754
Evolution Petroleum Corp.*	1,370	9,672
Frontline Ltd.	4,236	20,545
FX Energy, Inc.*	4,491	18,548
Gastar Exploration Ltd.*	4,045	12,135
General Maritime Corp.	8,065	2,097
Georesources, Inc.*	1,436	25,546
Gevo, Inc.*	530	2,952
GMX Resources, Inc.*	5,533	12,560
Golar LNG Ltd.	3,362	106,844
Goodrich Petroleum Corp.*	2,138	25,271
Green Plains Renewable Energy, Inc.*	1,487	13,874
Gulfport Energy Corp.*	3,522	85,162
Hallador Energy Co.	353	3,022
Harvest Natural Resources, Inc.*	3,086	26,447
Houston American Energy Corp.	1,673	23,020
Hyperdynamics Corp.*	12,784	47,301
Isramco, Inc.*	85	4,912
James River Coal Co.*	3,101	19,753
KiOR, Inc.*	890	18,459
Knightsbridge Tankers Ltd.	1,807	29,906
Kodiak Oil & Gas Corp.*	17,675	92,087
L&L Energy, Inc.*	1,532	4,136
Magnum Hunter Resources Corp.*	8,716	28,850
McMoRan Exploration Co.*	8,353	82,945
Miller Energy Resources, Inc.*	2,624	6,927
Nordic American Tankers Ltd.	4,101	57,824
Northern Oil And Gas, Inc.*	5,189	100,615
Oasis Petroleum, Inc.*	4,892	109,238
Overseas Shipholding Group, Inc.	2,236	30,723
Panhandle Oil and Gas, Inc.	744	21,107
Patriot Coal Corp.*	7,502	63,467
Penn Virginia Corp.	3,974	22,135
Petroleum Development Corp.*	2,051	39,769
Petroquest Energy, Inc.*	4,829	26,560
Rentech, Inc.*	20,009	15,611
Resolute Energy Corp.*	3,942	44,781
REX American Resources Corp.*	739	12,474
Rex Energy Corp.*	2,831	35,812
Rosetta Resources, Inc.*	4,480	153,306
Scorpio Tankers, Inc.*	1,952	10,307
SemGroup Corp.*	3,411	68,084
Ship Finance International Ltd.	3,913	50,869
Solazyme, Inc.*	902	8,668
Stone Energy Corp.*	4,027	65,278
Swift Energy Co.*	3,486	84,849
Syntroleum Corp.*	7,195	6,188
Targa Resources Corp.	1,438	42,781
Teekay Tankers Ltd.	3,309	15,221
Triangle Petroleum Corp.*	3,529	12,669
Uranerz Energy Corp.*	5,306	7,269
Uranium Energy Corp.*	5,621	15,402
Uranium Resources, Inc.*	7,675	5,231
Ur-Energy, Inc.*	8,505	7,655
USEC, Inc.*	9,538	15,356
Vaalco Energy, Inc.*	4,423	21,496
Venoco, Inc.*	2,430	21,408
Voyager Oil & Gas, Inc.*	3,860	8,106
W&T Offshore, Inc.	3,057	42,064
Warren Resources, Inc.*	6,571	15,770
Western Refining, Inc.*	4,487	55,908
Westmoreland Coal Co.*	813	6,309
World Fuel Services Corp.	5,989	195,541
Zion Oil & Gas, Inc.*	2,061	4,040
		3,543,876

Paper & Forest Products – 0.6%
Buckeye Technologies, Inc.	3,437	82,866
Clearwater Paper Corp.*	2,010	68,300
Deltic Timber Corp.	942	56,219
KapStone Paper and Packaging Corp.*	3,351	46,545
Louisiana-Pacific Corp.*	11,093	56,574
Neenah Paper, Inc.	1,287	18,250
PH Glatfelter Co.	4,002	52,866
Schweitzer-Mauduit International, Inc.	1,442	80,565
Verso Paper Corp.*	1,363	2,276
Wausau Paper Corp.	4,288	27,400
		491,861

Personal Products – 0.5%
Elizabeth Arden, Inc.*	2,125	60,435
Female Health Co.	1,851	7,552
Inter Parfums, Inc.	1,484	22,928
Medifast, Inc.*	1,179	19,041
Nature’s Sunshine Products, Inc.*	705	9,926
Nu Skin Enterprises, Inc.	4,633	187,729
Nutraceutical International Corp.*	861	11,004
Prestige Brands Holdings, Inc.*	4,259	38,544
Revlon, Inc.*	936	11,531
Schiff Nutrition International, Inc.*	1,196	13,252
Synutra International, Inc.*	1,867	9,932
USANA Health Sciences, Inc.*	626	17,215
		409,089

Pharmaceuticals – 1.7%
Acura Pharmaceuticals, Inc.*	651	2,213
Aegerion Pharmaceuticals, Inc.*	590	7,475
Akorn, Inc.*	4,828	37,707
Ampio Pharmaceuticals, Inc.*	1,629	10,833
Auxilium Pharmaceuticals, Inc.*	3,998	59,930
AVANIR Pharmaceuticals, Inc.*	8,836	25,271
Cadence Pharmaceuticals, Inc.*	2,580	16,899
Columbia Laboratories, Inc.*	6,028	11,755
Corcept Therapeutics, Inc.*	2,345	7,269
Cornerstone Therapeutics, Inc.*	514	3,290
Depomed, Inc.*	4,576	24,710
Durect Corp.*	6,632	10,678
Endocyte, Inc.*	1,556	16,494
Forest Laboratories, Inc.*	1,024	-
Hi-Tech Pharmacal Co., Inc.*	922	30,979
Impax Laboratories, Inc.*	5,480	98,147
ISTA Pharmaceuticals, Inc.*	2,131	7,352
Jazz Pharmaceuticals, Inc.*	1,815	75,359
KV Pharmaceutical Co.*	4,232	5,713
Lannett Co., Inc.*	798	3,056
MAP Pharmaceuticals, Inc.*	1,600	23,392
Medicines Co.*	4,658	69,311
Medicis Pharmaceutical Corp.	5,224	190,572
Nektar Therapeutics*	9,930	48,160
Neostem, Inc.*	2,357	1,532
Obagi Medical Products, Inc.*	1,589	14,412
Optimer Pharmaceuticals, Inc.*	3,923	54,294
Pacira Pharmaceuticals, Inc.*	400	3,972
Pain Therapeutics, Inc.*	3,031	14,428
Par Pharmaceutical Co.’s, Inc.*	3,067	81,644
Pernix Therapeutics Holdings, Inc.*	280	2,470
Pozen, Inc.*	2,758	6,647
Questcor Pharmaceuticals, Inc.*	4,364	118,963
Sagent Pharmaceuticals, Inc.*	547	11,071
Salix Pharmaceuticals Ltd.*	4,799	142,050
Santarus, Inc.*	5,438	15,172
Sucampo Pharmaceuticals, Inc.*	729	2,719
Viropharma, Inc.*	6,243	112,811
VIVUS, Inc.*	7,064	57,006
XenoPort, Inc.*	2,847	16,797
		1,442,553

Professional Services – 1.4%
Acacia Research Corp.*	3,648	131,292
Advisory Board Co.*	1,353	87,309
Barrett Business Services, Inc.	606	8,448
CBIZ, Inc.*	3,612	23,803
CDI Corp.	1,164	12,432
Corporate Executive Board Co.	2,836	84,513
CoStar Group, Inc.*	2,078	107,994
CRA International, Inc.*	1,024	20,490
Exponent, Inc.*	1,204	49,761
Franklin Covey Co.*	1,007	7,653
FTI Consulting, Inc.*	3,456	127,215
GP Strategies Corp.*	1,245	12,438
Heidrick & Struggles International, Inc.	1,525	25,086
Hill International, Inc.*	2,682	12,552
Hudson Highland Group, Inc.*	2,983	10,202
Huron Consulting Group, Inc.*	1,926	59,956
ICF International, Inc.*	1,488	27,989
Insperity, Inc.	1,904	42,364
Kelly Services, Inc.	2,314	26,380
Kforce, Inc.*	2,687	26,359
Korn/Ferry International*	4,020	49,004
Mistras Group, Inc.*	1,338	23,495
Navigant Consulting, Inc.*	4,439	41,150
Odyssey Marine Exploration, Inc.*	5,528	13,599
On Assignment, Inc.*	3,191	22,560
Pendrell Corp.*	12,424	27,954
Resources Connection, Inc.	4,053	39,638
RPX Corp.*	785	16,257
School Specialty, Inc.*	1,323	9,433
The Dolan Co.*	2,652	23,842
TrueBlue, Inc.*	3,867	43,813
VSE Corp.	430	11,128
		1,226,109

Real Estate Investment Trusts - 8.5%
Acadia Realty Trust	3,510	65,637
AG Mortgage Investment Trust, Inc.	519	9,705
Agree Realty Corp.	808	17,598
Alexander's, Inc.	180	64,984
American Assets Trust, Inc.	2,814	50,511
American Campus Communities, Inc.	5,710	212,469
American Capital Mortgage Investment Corp.	659	11,005
Anworth Mortgage Asset Corp.	10,379	70,577
Apollo Commercial Real Estate Finance, Inc.	1,790	23,574
ARMOUR Residential REIT, Inc.	5,848	39,766
Ashford Hospitality Trust, Inc.	4,213	29,575
Associated Estates Realty Corp.	3,619	55,950
BioMed Realty Trust, Inc.	10,786	178,724
Campus Crest Communities, Inc.	2,673	29,082
CapLease, Inc.	5,937	21,433
Capstead Mortgage Corp.	7,157	82,592
CBL & Associates Properties, Inc.	12,552	142,591
Cedar Shopping Centers, Inc.	5,667	17,624
Chatham Lodging Trust	1,208	11,983
Chesapeake Lodging Trust	2,643	31,901
Cogdell Spencer, Inc.	4,463	16,826
Colonial Properties Trust	6,860	124,578
Colony Financial, Inc.	2,880	37,210
Coresite Realty Corp.	1,633	23,434
Cousins Properties, Inc.	8,017	46,899
CreXus Investment Corp.	4,452	39,534
CubeSmart	8,694	74,160
CYS Investments, Inc.	6,785	82,031
DCT Industrial Trust, Inc.	20,189	88,630
DiamondRock Hospitality Co.	13,755	96,147
DuPont Fabros Technology, Inc.	4,834	95,181
Dynex Capital, Inc.	3,620	29,177
EastGroup Properties, Inc.	2,360	90,010
Education Realty Trust, Inc.	6,313	54,229
Entertainment Properties Trust	3,833	149,410
Equity Lifestyle Properties, Inc.	2,593	162,581
Equity One, Inc.	4,409	69,927
Excel Trust, Inc.	2,611	25,118
Extra Space Storage, Inc.	7,715	143,730
FelCor Lodging Trust, Inc.*	10,890	25,374
First Industrial Realty Trust, Inc.*	6,816	54,528
First Potomac Realty Trust	4,374	54,544
Franklin Street Properties Corp.	6,050	68,427
Getty Realty Corp.	2,045	29,489
Gladstone Commercial Corp.	887	13,908
Glimcher Realty Trust	8,737	61,858
Government Properties Income Trust	2,981	64,121
Hatteras Financial Corp.	6,351	159,791
Healthcare Realty Trust, Inc.	6,578	110,839
Hersha Hospitality Trust	11,777	40,748
Highwoods Properties, Inc.	5,927	167,497
Home Properties, Inc.	4,017	228,005
Hudson Pacific Properties, Inc.	1,567	18,224
Inland Real Estate Corp.	6,505	47,488
Invesco Mortgage Capital, Inc.	9,855	139,251
Investors Real Estate Trust	6,564	47,261
iStar Financial, Inc.*	8,169	47,544
Kilroy Realty Corp.	4,804	150,365
Kite Realty Group Trust	5,032	18,417
LaSalle Hotel Properties	6,992	134,246
Lexington Realty Trust	10,044	65,688
LTC Properties, Inc.	2,654	67,199
Medical Properties Trust, Inc.	9,181	82,170
MFA Financial, Inc.	30,061	211,028
Mid-America Apartment Communities, Inc.	3,106	187,043
Mission West Properties, Inc.	1,847	14,019
Monmouth Real Estate Investment Corp.	2,467	19,563
MPG Office Trust, Inc.*	4,455	9,400
National Health Investors, Inc.	2,137	90,032
National Retail Properties, Inc.	8,043	216,115
Newcastle Investment Corp.	9,411	38,303
NorthStar Realty Finance Corp.	6,999	23,097
Omega Healthcare Investors, Inc.	8,616	137,253
One Liberty Properties, Inc.	1,012	14,836
Parkway Properties, Inc.	1,887	20,776
Pebblebrook Hotel Trust	4,131	64,650
Pennsylvania Real Estate Investment Trust	4,838	37,398
Pennymac Mortgage Investment Trust	2,592	41,213
Post Properties, Inc.	4,096	142,295
Potlatch Corp.	3,299	103,984
PS Business Parks, Inc.	1,620	80,255
RAIT Financial Trust	3,063	10,384
Ramco-Gershenson Properties Trust	3,319	27,216
Redwood Trust, Inc.	6,814	76,112
Resource Capital Corp.	5,476	27,380
Retail Opportunity Investments Corp.	3,657	40,520
RLJ Lodging Trust	2,263	28,899
Sabra Healthcare REIT, Inc.	3,180	30,337
Saul Centers, Inc.	656	22,179
Sovran Self Storage, Inc.	2,414	89,728
STAG Industrial, Inc.	1,305	13,311
Starwood Property Trust, Inc.	7,660	131,446
Strategic Hotels & Resorts, Inc.*	14,365	61,913
Summit Hotel Properties, Inc.	2,273	16,047
Sun Communities, Inc.	1,664	58,556
Sunstone Hotel Investors, Inc.*	10,323	58,738
Tanger Factory Outlet Centers, Inc.	7,232	188,104
Terreno Realty Corp.	909	11,662
Two Harbors Investment Corp.	11,837	104,521
UMH Properties, Inc.	1,025	9,317
Universal Health Realty Income Trust	985	33,106
Urstadt Biddle Properties, Inc.	2,125	33,936
Washington Real Estate Investment Trust	5,607	158,005
Whitestone REIT	617	6,873
Winthrop Realty Trust	2,311	20,083
		7,222,708

Real Estate Management & Development - 0.1%
Avatar Holdings, Inc.*	824	6,740
Consolidated-Tomoka Land Co.	345	9,060
Forestar Group, Inc.*	3,184	34,738
Kennedy-Wilson Holdings, Inc.	1,927	20,426
Tejon Ranch Co.*	1,147	27,379
		98,343

Road & Rail - 1.1%
Amerco, Inc.*	746	46,588
Arkansas Best Corp.	2,213	35,740
Avis Budget Group, Inc.*	8,976	86,798
Celadon Group, Inc.	2,068	18,364
Covenant Transportation Group, Inc.*	700	2,555
Dollar Thrifty Automotive Group, Inc.*	2,377	133,825
Genesee & Wyoming, Inc.*	3,256	151,469
Heartland Express, Inc.	4,411	59,813
Knight Transportation, Inc.	5,197	69,172
Marten Transport Ltd.	1,347	23,222
Old Dominion Freight Line, Inc.*	3,899	112,954
Patriot Transportation Holding, Inc.*	453	9,155
Quality Distribution, Inc.*	828	7,427
RailAmerica, Inc.*	2,144	27,936
Roadrunner Transportation Systems, Inc.*	984	13,500
Saia, Inc.*	1,647	17,327
Swift Transportation Co.*	6,511	41,931
Universal Truckload Services, Inc.	475	6,175
Werner Enterprises, Inc.	3,764	78,404
Zipcar, Inc.*	842	15,156
		957,511

Semiconductors & Semiconductor Equipment - 3.7%
Advanced Analogic Technologies, Inc.*	4,464	19,329
Advanced Energy Industries, Inc.*	3,684	31,756
Alpha & Omega Semiconductor Ltd.*	1,207	9,909
Amkor Technology, Inc.*	9,177	40,012
Amtech Systems, Inc.*	787	6,296
Anadigics, Inc.*	6,771	14,625
Applied Micro Circuits Corp.*	5,726	30,749
ATMI, Inc.*	2,756	43,600
Axcelis Technologies, Inc.*	9,665	11,598
AXT, Inc.*	2,876	14,495
Brooks Automation, Inc.	5,690	46,374
Cabot Microelectronics Corp.*	1,932	66,441
Cavium, Inc.*	4,118	111,227
Ceva, Inc.*	1,987	48,304
Cirrus Logic, Inc.*	5,442	80,215
Cohu, Inc.	2,037	20,126
CSR plc (ADR)*	660	8,804
Cymer, Inc.*	2,629	97,746
Diodes, Inc.*	2,966	53,151
DSP Group, Inc.*	2,403	14,178
Entegris, Inc.*	11,489	73,300
Entropic Communications, Inc.*	7,041	29,079
Exar Corp.*	3,348	19,117
Formfactor, Inc.*	4,374	27,250
FSI International, Inc.*	2,985	5,642
GSI Technology, Inc.*	2,002	9,850
GT Advanced Technologies, Inc.*	10,346	72,629
Hittite Microwave Corp.*	2,575	125,402
Inphi Corp.*	1,686	14,786
Integrated Device Technology, Inc.*	12,177	62,712
Integrated Silicon Solution, Inc.*	2,404	18,775
IXYS Corp.*	2,094	22,783
Kopin Corp.*	6,180	21,197
Kulicke & Soffa Industries, Inc.*	6,129	45,722
Lattice Semiconductor Corp.*	10,150	53,287
LTX-Credence Corp.*	4,282	22,652
MaxLinear, Inc.*	693	4,477
Micrel, Inc.	4,448	42,123
Microsemi Corp.*	7,262	116,047
Mindspeed Technologies, Inc.*	2,963	15,408
MIPS Technologies, Inc.*	4,384	21,219
MKS Instruments, Inc.	4,379	95,068
Monolithic Power Systems, Inc.*	2,829	28,799
MoSys, Inc.*	2,517	9,212
Nanometrics, Inc.*	1,653	23,969
Netlogic Microsystems, Inc.*	5,750	276,632
NVE Corp.*	408	24,749
Omnivision Technologies, Inc.*	4,874	68,431
PDF Solutions, Inc.*	2,096	8,552
Pericom Semiconductor Corp.*	2,352	17,428
Photronics, Inc.*	4,675	23,282
PLX Technology, Inc.*	3,845	11,573
Power Integrations, Inc.	2,370	72,546
Rambus, Inc.*	8,069	112,966
RF Micro Devices, Inc.*	23,479	148,857
Rubicon Technology, Inc.*	1,417	15,488
Rudolph Technologies, Inc.*	2,894	19,361
Semtech Corp.*	5,362	113,138
Sigma Designs, Inc.*	2,722	21,340
Silicon Image, Inc.*	7,111	41,742
Spansion, Inc.*	4,135	50,530
Standard Microsystems Corp.*	1,961	38,043
Supertex, Inc.*	1,019	17,629
Tessera Technologies, Inc.*	4,394	52,464
TriQuint Semiconductor, Inc.*	13,495	67,745
Ultra Clean Holdings, Inc.*	2,008	8,614
Ultratech, Inc.*	2,206	37,833
Veeco Instruments, Inc.*	3,348	81,691
Volterra Semiconductor Corp.*	2,168	41,691
		3,121,765

Software - 4.1%
Accelrys, Inc.*	4,811	29,155
ACI Worldwide, Inc.*	2,746	75,625
Actuate Corp.*	2,953	16,301
Advent Software, Inc.*	2,747	57,275
American Software, Inc.	1,795	13,014
Aspen Technology, Inc.*	6,953	106,172
Blackbaud, Inc.	3,657	81,441
Blackboard, Inc.*	2,987	133,399
Bottomline Technologies, Inc.*	2,906	58,527
BroadSoft, Inc.*	1,853	56,238
Callidus Software, Inc.*	2,464	11,359
Commvault Systems, Inc.*	3,619	134,120
Concur Technologies, Inc.*	3,669	136,560
Convio, Inc.*	548	4,609
Deltek, Inc.*	2,049	12,314
DemandTec, Inc.*	2,654	17,357
Digimarc Corp.*	626	15,888
Ebix, Inc.*	2,498	36,721
Ellie Mae, Inc.*	704	3,914
EPIQ Systems, Inc.	2,837	35,548
ePlus, Inc.*	291	7,179
Fair Isaac Corp.	3,274	71,471
FalconStor Software, Inc.*	2,372	6,926
Glu Mobile, Inc.*	3,444	7,267
Guidance Software, Inc.*	1,234	8,009
Interactive Intelligence Group*	1,211	32,879
JDA Software Group, Inc.*	3,477	81,501
Kenexa Corp.*	2,325	36,363
Magma Design Automation, Inc.*	6,009	27,341
Manhattan Associates, Inc.*	1,786	59,081
Mentor Graphics Corp.*	7,913	76,123
MicroStrategy, Inc.*	656	74,830
Monotype Imaging Holdings, Inc.*	2,939	35,650
Motricity, Inc.*	3,042	5,141
Netscout Systems, Inc.*	3,069	35,048
NetSuite, Inc.*	2,237	60,421
Opnet Technologies, Inc.	1,163	40,600
Parametric Technology Corp.*	10,068	154,846
Pegasystems, Inc.	1,412	43,221
Progress Software Corp.*	5,508	96,665
PROS Holdings, Inc.*	1,692	21,810
QAD, Inc.*	409	4,372
QLIK Technologies, Inc.*	5,784	125,281
Quest Software, Inc.*	5,246	83,306
RealD, Inc.*	3,196	29,883
RealPage, Inc.*	2,492	50,961
Renaissance Learning, Inc.	1,221	20,488
Rosetta Stone, Inc.*	971	8,885
S1 Corp.*	4,543	41,659
Smith Micro Software, Inc.*	3,160	4,803
SolarWinds, Inc.*	4,682	103,098
Sourcefire, Inc.*	2,404	64,331
SRS Labs, Inc.*	917	6,566
SS&C Technologies Holdings, Inc.*	2,072	29,609
SuccessFactors, Inc.*	7,044	161,942
Synchronoss Technologies, Inc.*	2,137	53,233
Take-Two Interactive Software, Inc.*	6,161	78,368
Taleo Corp.*	3,479	89,480
Tangoe, Inc.*	844	9,546
TeleCommunication Systems, Inc.*	4,709	16,246
TeleNav, Inc.*	1,354	12,010
THQ, Inc.*	5,911	10,226
TiVo, Inc.*	10,101	94,343
Tyler Technologies, Inc.*	2,705	68,382
Ultimate Software Group, Inc.*	2,123	99,187
VASCO Data Security International, Inc.*	2,346	11,988
Verint Systems, Inc.*	1,740	45,745
VirnetX Holding Corp.*	3,345	50,142
Wave Systems Corp.*	7,430	17,386
Websense, Inc.*	3,283	56,796
		3,466,171

Specialty Retail - 3.3%
Aeropostale, Inc.*	6,634	71,714
America's Car-Mart, Inc.*	926	26,873
ANN, Inc.*	4,278	97,710
Asbury Automotive Group, Inc.*	2,543	41,934
Ascena Retail Group, Inc.*	5,191	140,520
Barnes & Noble, Inc.	2,386	28,226
Bebe Stores, Inc.	3,035	20,395
Big 5 Sporting Goods Corp.	2,261	13,747
Body Central Corp.*	966	17,543
Brown Shoe Co., Inc.	3,799	27,049
Build-A-Bear Workshop, Inc.*	1,790	9,129
Cabela's, Inc.*	3,512	71,961
Casual Male Retail Group, Inc.*	3,868	14,544
Cato Corp.	2,436	54,956
Charming Shoppes, Inc.*	10,135	26,351
Christopher & Banks Corp.	3,717	13,121
Citi Trends, Inc.*	1,298	15,277
Coldwater Creek, Inc.*	6,271	7,839
Collective Brands, Inc.*	5,379	69,712
Conn's, Inc.*	780	5,600
Cost Plus, Inc.*	1,561	9,834
Destination Maternity Corp.	1,034	13,308
Express, Inc.	4,541	92,137
Finish Line, Inc.	4,450	88,955
Francesca's Holdings Corp.*	825	17,498
Genesco, Inc.*	1,947	100,329
GNC Holdings, Inc.*	1,878	37,785
Group 1 Automotive, Inc.	1,974	70,176
Haverty Furniture Co.'s, Inc.	1,689	16,873
hhgregg, Inc.*	1,366	13,318
Hibbett Sports, Inc.*	2,252	76,320
HOT Topic, Inc.	4,130	31,512
Jos A Bank Clothiers, Inc.*	2,270	105,850
Kirkland's, Inc.*	1,736	15,919
Lithia Motors, Inc.	2,010	28,904
Lumber Liquidators Holdings, Inc.*	1,947	29,400
MarineMax, Inc.*	2,047	13,244
Men's Wearhouse, Inc.	4,231	110,344
Monro Muffler, Inc.	2,604	85,854
New York & Co., Inc.*	1,850	5,901
Office Depot, Inc.*	22,811	46,991
OfficeMax, Inc.*	7,420	35,987
Pacific Sunwear Of California, Inc.*	6,164	7,397
Penske Automotive Group, Inc.	3,866	61,856
Pier 1 Imports, Inc.*	8,354	81,702
Rent-A-Center, Inc.	5,229	143,536
Rue21, Inc.*	1,285	29,157
Select Comfort Corp.*	4,776	66,721
Shoe Carnival, Inc.*	949	22,396
Sonic Automotive, Inc.	3,488	37,636
Stage Stores, Inc.	2,657	36,853
Stein Mart, Inc.	2,802	17,512
Syms Corp.*	550	4,824
Systemax, Inc.*	1,000	12,720
Talbots, Inc.*	6,142	16,583
Teavana Holdings, Inc.*	588	11,960
The Buckle, Inc.	2,285	87,881
The Childrens Place Retail Stores, Inc.*	2,273	105,763
The Pep Boys-Manny, Moe & Jack	4,589	45,293
Vitamin Shoppe, Inc.*	2,039	76,340
West Marine, Inc.*	1,507	11,604
Wet Seal, Inc.*	7,596	34,030
Winmark Corp.	223	10,307
Zale Corp.*	2,641	7,527
Zumiez, Inc.*	1,798	31,483
		2,781,721

Textiles, Apparel & Luxury Goods - 1.6%
Carter's, Inc.*	4,040	123,382
Cherokee, Inc.	800	10,280
Columbia Sportswear Co.	999	46,354
CROCS, Inc.*	7,228	171,087
Delta Apparel, Inc.*	555	8,741
G-III Apparel Group Ltd.*	1,354	30,952
Iconix Brand Group, Inc.*	5,994	94,705
Jones Group, Inc.	7,622	70,199
Kenneth Cole Productions, Inc.*	718	7,704
K-Swiss, Inc.*	2,719	11,556
Liz Claiborne, Inc.*	8,254	41,270
Maidenform Brands, Inc.*	2,005	46,937
Movado Group, Inc.	1,614	19,658
Oxford Industries, Inc.	1,210	41,503
Perry Ellis International, Inc.*	933	17,540
Quiksilver, Inc.*	11,336	34,575
RG Barry Corp.	783	8,300
Skechers U.S.A., Inc.*	3,027	42,469
Steven Madden Ltd.*	3,217	96,832
True Religion Apparel, Inc.*	2,223	59,932
Unifi, Inc.*	1,199	9,796
Vera Bradley, Inc.*	1,628	58,689
Warnaco Group, Inc.*	3,616	166,661
Wolverine World Wide, Inc.	4,079	135,627
		1,354,749

Thrifts & Mortgage Finance - 1.2%
Abington Bancorp, Inc.	2,164	15,581
Apollo Residential Mortgage, Inc.*	948	15,547
Astoria Financial Corp.	7,553	58,083
Bank Mutual Corp.	4,721	12,322
BankFinancial Corp.	1,984	13,174
Beneficial Mutual Bancorp, Inc.*	2,733	20,361
Berkshire Hills Bancorp, Inc.	1,732	31,990
BofI Holding, Inc.*	653	8,789
Brookline Bancorp, Inc.	5,165	39,822
Charter Financial Corp.	570	5,347
Clifton Savings Bancorp, Inc.	836	7,658
Dime Community Bancshares, Inc.	2,336	23,664
Doral Financial Corp.*	10,461	11,402
ESB Financial Corp.	871	9,546
ESSA Bancorp, Inc.	931	9,785
Federal Agricultural Mortgage Corp., Class C	895	17,032
First Defiance Financial Corp.*	799	10,707
First Financial Holdings, Inc.	1,715	6,877
First Pactrust Bancorp, Inc.	699	7,920
Flagstar Bancorp, Inc.*	16,068	7,872
Flushing Financial Corp.	2,726	29,441
Fox Chase Bancorp, Inc.	1,196	15,165
Franklin Financial Corp.*	1,141	12,597
Home Federal Bancorp, Inc.	1,548	12,105
Kearny Financial Corp.	1,413	12,491
Meridian Interstate Bancorp, Inc.*	838	9,143
MGIC Investment Corp.*	15,423	28,841
Northwest Bancshares, Inc.	8,719	103,843
OceanFirst Financial Corp.	1,506	17,575
Ocwen Financial Corp.*	6,487	85,693
Oritani Financial Corp.	4,342	55,838
PMI Group, Inc.*	14,839	2,968
Provident Financial Services, Inc.	5,242	56,351
Provident New York Bancorp	3,407	19,829
Radian Group, Inc.	11,633	25,476
Rockville Financial, Inc.	2,425	22,989
Roma Financial Corp.	676	5,509
Territorial Bancorp, Inc.	1,270	24,320
Trustco Bank Corp. NY	6,725	29,993
United Financial Bancorp, Inc.	1,552	21,247
ViewPoint Financial Group, Inc.	2,863	32,781
Walker & Dunlop, Inc.*	1,163	13,514
Westfield Financial, Inc.	2,745	18,090
WSFS Financial Corp.	490	15,469
		1,004,747

Tobacco - 0.2%
Alliance One International, Inc.*	7,793	19,015
Star Scientific, Inc.*	8,949	20,672
Universal Corp.	1,903	68,241
Vector Group Ltd.	4,166	71,579
		179,507

Trading Companies & Distributors - 0.9%
Aceto Corp.	2,638	13,955
Aircastle Ltd.	4,886	46,515
Applied Industrial Technologies, Inc.	3,482	94,571
Beacon Roofing Supply, Inc.*	3,984	63,704
CAI International, Inc.*	1,034	12,118
DXP Enterprises, Inc.*	857	16,137
Essex Rental Corp.*	1,407	3,461
H&E Equipment Services, Inc.*	2,568	21,186
Houston Wire & Cable Co.	1,646	18,912
Interline Brands, Inc.*	2,888	37,169
Kaman Corp.	2,263	63,025
Lawson Products, Inc.	334	4,516
RSC Holdings, Inc.*	5,568	39,700
Rush Enterprises, Inc.*	2,789	39,492
SeaCube Container Leasing Ltd.	1,121	13,598
TAL International Group, Inc.	1,868	46,588
Textainer Group Holdings Ltd.	882	17,887
Titan Machinery, Inc.*	1,140	20,406
United Rentals, Inc.*	5,288	89,050
Watsco, Inc.	2,311	118,092
		780,082

Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc.*	1,730	18,909

Water Utilities - 0.3%
American States Water Co.	1,623	55,068
Artesian Resources Corp.	490	8,580
Cadiz, Inc.*	1,262	9,982
California Water Service Group	3,516	62,268
Connecticut Water Service, Inc.	883	22,093
Consolidated Water Co., Inc.	1,510	11,899
Middlesex Water Co.	1,560	26,629
Pennichuck Corp.	385	10,772
SJW Corp.	1,344	29,259
York Water Co.	1,309	21,180
		257,730

Wireless Telecommunication Services - 0.2%
Leap Wireless International, Inc.*	5,019	34,631
NTELOS Holdings Corp.	2,572	45,601
Shenandoah Telecommunications Co.	2,077	23,138
USA Mobility, Inc.	1,934	25,530
		128,900

Total Equity Securities (Cost $94,213,386)		82,091,212

U.S. TREASURY - 0.5%	PRINCIPAL AMOUNT
United States Treasury Bills, 3/22/12^	$400,000	399,953

Total U.S. Treasury (Cost $399,953)		399,953

TIME DEPOSIT - 2.9%
State Street Time Deposit, 0.113%, 10/3/11	2,473,461	2,473,461

Total Time Deposit (Cost $2,473,461)		2,473,461

TOTAL INVESTMENTS (Cost $97,086,800) - 100.3%		84,964,626
Other assets and liabilities, net - (0.3%)		(282,068)
NET ASSETS - 100%		$84,682,558

FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini Russell 2000 Index^	39	12/11	$2,501,850	($181,904)

(b) This security was valued by the Board of Directors. See Note A.

^ Futures collateralized by 400,000 units of U.S. Treasury Bills.

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts
REIT: Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP EAFE INTERNATIONAL INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011

EQUITY SECURITIES - 96.3%	SHARES	VALUE
Australia - 8.0%
AGL Energy Ltd.	6,983	$96,418
Alumina Ltd.	37,189	52,358
Amcor Ltd.	18,154	120,284
AMP Ltd.	42,808	161,805
Asciano Ltd.	43,346	60,076
ASX Ltd.	2,669	78,024
Australia & New Zealand Banking Group Ltd.	39,456	737,830
Bendigo and Adelaide Bank Ltd.	5,402	44,088
BGP Holdings plc*	77,172	-
BHP Billiton Ltd.	48,808	1,632,873
BlueScope Steel Ltd.	29,836	20,728
Boral Ltd.	10,731	35,947
Brambles Ltd.	22,048	136,967
Caltex Australia Ltd.	2,186	22,685
CFS Retail Property Trust	27,342	46,178
Coca-Cola Amatil Ltd.	8,641	99,553
Cochlear Ltd.	840	37,584
Commonwealth Bank of Australia	23,541	1,030,660
Computershare Ltd.	6,585	47,214
Crown Ltd.	6,702	51,422
CSL Ltd.	8,230	236,381
Dexus Property Group	71,683	56,932
Echo Entertainment Group Ltd.*	10,146	35,681
Fairfax Media Ltd.	36,187	28,661
Fortescue Metals Group Ltd.	18,445	76,993
Foster's Group Ltd.	29,414	150,358
Goodman Group	103,163	56,835
GPT Group	26,864	80,839
Harvey Norman Holdings Ltd.	8,602	17,803
Iluka Resources Ltd.	6,202	73,014
Incitec Pivot Ltd.	24,822	77,485
Insurance Australia Group Ltd.	31,685	92,252
Leighton Holdings Ltd.	2,238	39,506
Lend Lease Group	7,959	53,695
Lynas Corp Ltd.*	25,039	25,480
MacArthur Coal Ltd.	2,439	37,573
Macquarie Atlas Roads Group*	3,795	4,807
Macquarie Group Ltd.	5,271	113,534
MAp Group	6,028	18,804
Metcash Ltd.	11,388	45,046
Mirvac Group	50,600	55,592
National Australia Bank Ltd.	32,974	705,412
Newcrest Mining Ltd.	11,629	385,882
OneSteel Ltd.	19,772	23,351
Orica Ltd.	5,380	121,343
Origin Energy Ltd.	16,144	208,093
OZ Minerals Ltd.	4,970	44,534
Paladin Energy Ltd.*	9,985	11,511
Qantas Airways Ltd.*	17,976	24,234
QBE Insurance Group Ltd.	15,984	197,475
QR National Ltd.	26,030	79,230
Ramsay Health Care Ltd.	1,945	35,754
Rio Tinto Ltd.	6,622	390,386
Santos Ltd.	13,306	144,884
Sims Metal Management Ltd.	2,428	29,032
Sonic Healthcare Ltd.	5,466	60,225
SP AusNet	22,256	20,106
Stockland	36,318	101,720
Suncorp Group Ltd.	19,475	149,102
TABCORP Holdings Ltd.	11,092	27,639
Tatts Group Ltd.	19,273	41,525
Telstra Corp. Ltd.	66,190	198,640
Toll Holdings Ltd.	9,943	41,983
Transurban Group	19,800	103,644
Treasury Wine Estates Ltd.	1	2
Wesfarmers Ltd.	2,249	69,557
Wesfarmers Ltd. PPS	15,277	464,834
Westfield Group	33,338	248,535
Westfield Retail Trust	44,219	103,288
Westpac Banking Corp.	45,727	884,961
Woodside Petroleum Ltd.	9,485	295,669
Woolworths Ltd.	18,433	443,505
WorleyParsons Ltd.	2,933	73,693
		11,619,714

Austria - 0.2%
Erste Group Bank AG	2,801	71,669
IMMOFINANZ AG*	13,921	39,676
OMV AG	2,429	72,919
Raiffeisen Bank International AG	791	23,204
Telekom Austria AG	4,921	49,837
Verbund AG	1,008	29,251
Vienna Insurance Group AG Wiener Versicherung Gruppe	621	23,675
Voestalpine AG	1,674	48,706
		358,937

Belgium - 0.9%
Ageas	34,278	59,191
Anheuser-Busch InBev NV	12,198	649,388
Bekaert NV	629	25,782
Belgacom SA	2,318	70,136
Colruyt SA	1,121	46,715
Delhaize Group	1,547	90,673
Dexia SA*	9,505	18,105
Groupe Bruxelles Lambert SA	1,229	86,819
KBC Groep NV	2,454	56,699
Mobistar SA	485	27,802
Solvay SA	878	82,912
UCB SA	1,493	63,820
Umicore SA	1,737	63,212
		1,341,254

Cyprus - 0.0%
Bank of Cyprus plc	13,769	21,495

Denmark - 1.0%
A P Moller - Maersk A/S:
Series A	8	45,070
Series B	20	118,181
Carlsberg A/S, Series B	1,584	94,321
Coloplast A/S, Series B	337	48,828
Danske Bank A/S*	9,912	139,470
DSV A/S	3,098	56,059
Novo Nordisk A/S, Series B	6,362	634,917
Novozymes A/S, Series B	702	100,253
Pandora A/S	948	6,340
TDC A/S	5,622	46,048
Tryg A/S	414	21,843
Vestas Wind Systems A/S*	3,017	49,112
William Demant Holding A/S*	377	28,403
		1,388,845

Finland - 0.9%
Elisa Oyj	2,094	42,925
Fortum Oyj	6,750	159,128
Kesko Oyj, Series B	991	30,574
Kone Oyj, Series B	2,306	109,837
Metso Oyj	1,947	56,949
Neste Oil Oyj	2,076	18,032
Nokia Oyj	56,917	323,641
Nokian Renkaat Oyj	1,622	48,544
Orion Oyj, Class B	1,505	30,412
Outokumpu Oyj	2,074	13,643
Pohjola Bank plc	2,237	23,601
Rautaruukki Oyj	1,363	13,724
Sampo Oyj	6,384	160,507
Sanoma Oyj	1,310	15,457
Stora Enso Oyj, Series R	8,866	51,969
UPM-Kymmene Oyj	7,924	89,542
Wartsila Oyj	2,555	60,906
		1,249,391

France - 8.4%
Accor SA	2,246	60,012
Aeroports de Paris	513	38,680
Air France-KLM*	2,188	16,065
Air Liquide SA	4,318	506,874
Alcatel-Lucent*	34,343	98,572
Alstom SA	3,131	103,974
Arkema SA	819	47,745
Atos SA	724	31,432
AXA SA	26,446	344,698
BNP Paribas SA	14,574	579,091
Bouygues	3,522	117,000
Bureau Veritas SA	808	58,332
Cap Gemini SA	2,255	75,437
Carrefour SA	8,776	200,414
Casino Guichard-Perrachon SA	819	64,045
Christian Dior SA	807	90,627
Cie de Saint-Gobain	6,050	231,966
Cie Generale de Geophysique - Veritas*	2,132	37,581
Cie Generale des Etablissements Michelin, Common Series B	2,684	160,900
Cie Generale d'Optique Essilor International SA	3,055	221,010
CNP Assurances SA	2,200	32,610
Credit Agricole SA	14,600	100,750
Dassault Systemes SA	877	62,163
Edenred	2,342	55,895
EDF SA	3,560	103,843
Eiffage SA	655	20,272
Eramet	85	11,796
Eurazeo SA	494	20,839
Eutelsat Communications SA	1,467	59,155
Fonciere Des Regions	434	30,392
France Telecom SA	28,179	463,849
GDF Suez	18,810	564,077
Gecina SA	324	28,485
Groupe Danone	8,862	547,475
Groupe Eurotunnel SA	8,012	68,048
Icade SA	376	29,474
Iliad SA	309	34,712
Imerys SA	549	27,648
JC Decaux SA*	1,075	26,768
Klepierre SA	1,545	43,496
Lafarge SA	2,970	102,639
Lagardere SCA	1,748	43,049
Legrand SA	3,007	94,104
L'Oreal SA	3,642	357,745
LVMH Moet Hennessy Louis Vuitton SA	3,857	513,430
Metropole Television SA	939	15,330
Natixis	12,924	41,065
Neopost SA	515	37,992
Pernod-Ricard SA	3,011	236,995
Peugeot SA	2,318	49,508
PPR SA	1,156	149,698
Publicis Groupe	1,898	79,769
Renault SA	2,847	94,726
Safran SA	2,542	78,389
Sanofi SA	16,936	1,116,276
Schneider Electric SA	7,438	401,990
SCOR SE	2,502	54,147
Societe BIC SA	427	36,471
Societe Generale SA	9,642	253,606
Societe Television Francaise 1	1,900	23,699
Sodexo	1,436	94,987
Suez Environnement SA	4,104	57,420
Technip SA	1,495	120,102
Thales SA	1,474	46,239
Total SA	32,139	1,422,477
Unibail-Rodamco	1,394	249,396
Vallourec SA	1,702	97,927
Veolia Environnement SA	5,324	78,053
Vinci SA	6,755	291,171
Vivendi	18,805	385,429
Wendel SA	486	30,587
		12,070,618

Germany - 7.4%
Adidas AG	3,179	192,546
Allianz SE	6,898	651,602
Axel Springer AG	639	21,598
BASF SE	13,959	850,218
Bayer AG	12,568	693,342
Bayerische Motoren Werke AG:
Common	5,032	334,703
Preferred	773	36,180
Beiersdorf AG	1,536	82,573
Brenntag AG	495	43,208
Celesio AG	1,377	18,246
Commerzbank AG*	54,386	137,436
Continental AG*	1,219	70,320
Daimler AG	13,766	612,099
Deutsche Bank AG	14,126	494,070
Deutsche Boerse AG*	2,963	149,361
Deutsche Lufthansa AG	3,391	43,912
Deutsche Post AG	12,862	165,017
Deutsche Telekom AG	42,690	504,103
E.ON AG	27,370	599,205
Fraport AG Frankfurt Airport Services Worldwide	544	31,868
Fresenius Medical Care AG & Co. KGaA	2,985	203,008
Fresenius SE & Co. KGaA	1,728	153,949
GEA Group AG	2,661	62,414
Hannover Rueckversicherung AG	893	40,559
HeidelbergCement AG	2,143	77,749
Henkel AG & Co. KGaA:
Common	1,979	86,928
Preferred	2,707	144,391
Hochtief AG	627	39,117
Infineon Technologies AG	16,516	122,099
K+S AG	2,618	138,179
Kabel Deutschland Holding AG*	1,066	57,683
Lanxess AG	1,268	61,187
Linde AG	2,569	343,951
MAN SE	939	72,897
Merck KGAA	984	80,826
Metro AG	1,975	83,416
Muenchener Rueckversicherungs AG	2,864	356,372
Porsche Automobil Holding SE, Preferred	2,327	111,822
ProSiebenSat.1 Media AG, Preferred	1,240	21,793
RWE AG:
Common	6,363	235,204
Preferred	631	21,732
Salzgitter AG	578	27,837
SAP AG	13,984	715,578
Siemens AG	12,504	1,133,981
Suedzucker AG	1,073	30,563
ThyssenKrupp AG	5,082	125,217
TUI AG*	2,445	12,556
United Internet AG	1,666	28,222
Volkswagen AG:
Common	437	54,367
Preferred	2,198	291,913
Wacker Chemie AG	231	20,597
		10,687,714

Greece - 0.1%
Alpha Bank AE*	8,220	14,656
Coca Cola Hellenic Bottling Co. SA*	2,711	48,140
EFG Eurobank Ergasias SA*	5,233	6,525
Hellenic Telecommunications Organization SA	3,969	17,029
National Bank of Greece SA*	14,571	53,480
OPAP SA	3,307	33,683
Public Power Corp. SA	1,878	15,081
		188,594

Hong Kong - 2.7%
AIA Group Ltd.	118,981	338,411
ASM Pacific Technology Ltd.	3,193	31,208
Bank of East Asia Ltd.	23,340	70,550
BOC Hong Kong Holdings Ltd.	56,241	118,314
Cathay Pacific Airways Ltd.	17,482	28,336
Cheung Kong Holdings Ltd.	21,121	226,197
Cheung Kong Infrastructure Holdings Ltd.	6,678	38,990
CLP Holdings Ltd.	29,255	261,975
Esprit Holdings Ltd.	18,146	22,140
Foxconn International Holdings Ltd.*	34,808	17,636
Galaxy Entertainment Group Ltd.*	19,216	27,007
Genting Singapore plc*	90,220	105,386
Hang Lung Group Ltd.	12,980	66,032
Hang Lung Properties Ltd.	36,415	107,702
Hang Seng Bank Ltd.	11,622	136,243
Henderson Land Development Co. Ltd.	16,581	73,690
Hong Kong & China Gas Co. Ltd.	72,045	162,826
Hong Kong Exchanges and Clearing Ltd.	15,566	223,454
Hopewell Holdings	9,226	26,240
Hutchison Whampoa Ltd.	32,398	239,930
Hysan Development Co. Ltd.	9,368	27,773
Kerry Properties Ltd.	10,642	33,482
Li & Fung Ltd.	85,812	141,584
Lifestyle International Holdings Ltd.	9,517	23,768
Link REIT	34,020	107,331
MTR Corp.	21,378	64,142
New World Development Ltd.	35,276	33,194
Noble Group Ltd.	57,978	58,207
NWS Holdings Ltd.	21,173	28,165
Orient Overseas International Ltd.	3,547	14,202
PCCW Ltd.	64,779	23,973
Power Assets Holdings Ltd.	21,084	161,402
Sands China Ltd.*	36,795	84,663
Shangri-La Asia Ltd.	20,865	39,276
Sino Land Co.	38,958	51,850
SJM Holdings Ltd.	24,333	42,373
Sun Hung Kai Properties Ltd.	21,483	243,503
Swire Pacific Ltd.	11,010	113,802
Wharf Holdings Ltd.	22,437	109,393
Wheelock & Co. Ltd.	13,544	39,610
Wing Hang Bank Ltd.	2,869	23,268
Wynn Macau Ltd.	23,053	52,997
Yue Yuen Industrial Holdings Ltd.	12,017	30,800
		3,871,025

Ireland - 0.4%
CRH plc	10,777	166,860
Elan Corp. plc*	7,387	78,541
Experian plc	15,190	171,208
Kerry Group plc	2,139	75,175
Ryanair Holdings plc*	3,031	13,483
		505,267

Israel - 0.6%
Bank Hapoalim BM	15,709	54,541
Bank Leumi Le-Israel BM	17,965	55,547
Bezeq Israeli Telecommunication Corp Ltd.	25,836	48,440
Cellcom Israel Ltd.	881	17,994
Delek Group Ltd.	73	11,150
Elbit Systems Ltd.	380	14,828
Israel Chemicals Ltd.	6,771	77,251
Israel Corp Ltd.	37	23,923
Israel Discount Bank Ltd.*	12,389	18,158
Makhteshim-Agan Industries Ltd.*	3,719	20,341
Mizrahi Tefahot Bank Ltd.	1,991	16,406
NICE Systems Ltd.*	968	28,943
Partner Communications Co. Ltd.	1,381	13,168
Teva Pharmaceutical Industries Ltd.	14,281	528,818
		929,508

Italy - 2.2%
A2A SpA	17,759	22,175
Assicurazioni Generali SpA	17,746	281,403
Atlantia SpA	4,803	69,149
Autogrill SpA	1,854	18,705
Banca Carige SpA	10,469	20,362
Banca Monte dei Paschi di Siena SpA	65,420	36,542
Banco Popolare SC	24,895	41,157
Enel Green Power SpA	25,923	59,267
Enel SpA	100,041	444,319
ENI SpA	36,524	644,209
Exor SpA	1,038	20,332
Fiat Industrial SpA*	11,326	84,775
Fiat SpA	11,652	63,216
Finmeccanica SpA	5,995	41,540
Intesa Sanpaolo SpA	153,136	240,196
Intesa Sanpaolo SpA-RSP	15,102	19,423
Luxottica Group SpA	1,726	43,894
Mediaset SpA	10,499	33,090
Mediobanca SpA	7,874	62,252
Parmalat SpA	5,141	10,871
Pirelli & C. SpA	3,852	27,440
Prysmian SpA	3,021	39,777
Saipem SpA	4,023	141,600
Snam Rete Gas SpA	23,803	110,300
Telecom Italia SpA	142,645	155,487
Telecom Italia SpA - RSP	91,840	89,568
Terna Rete Elettrica Nazionale SpA	18,328	68,247
UniCredit SpA	205,046	219,043
Unione di Banche Italiane SCPA	12,106	44,872
		3,153,211

Japan - 22.2%
ABC-Mart, Inc.	426	16,376
Advantest Corp.	2,217	23,932
Aeon Co. Ltd.	9,149	123,644
Aeon Credit Service Co. Ltd.	1,271	19,519
Aeon Mall Co. Ltd.	1,173	26,701
Air Water, Inc.	2,358	29,134
Aisin Seiki Co. Ltd.	2,919	97,091
Ajinomoto Co., Inc.	9,851	116,638
Alfresa Holdings Corp.	631	26,437
All Nippon Airways Co. Ltd.	12,343	38,620
Amada Co. Ltd.	5,286	34,479
Aozora Bank Ltd.	9,353	21,463
Asahi Glass Co. Ltd.	15,330	149,641
Asahi Group Holdings Ltd.	5,730	121,483
Asahi Kasei Corp.	18,700	112,366
Asics Corp.	2,428	32,965
Astellas Pharma, Inc.	6,756	255,170
Bank of Kyoto Ltd.	4,774	42,511
Bank of Yokohama Ltd.	18,668	93,634
Benesse Holdings, Inc.	1,024	45,165
Bridgestone Corp.	9,886	224,421
Brother Industries Ltd.	3,494	41,001
Canon, Inc.	17,230	780,949
Casio Computer Co. Ltd.	3,841	24,346
Central Japan Railway Co.	22	191,912
Chiba Bank Ltd.	11,276	78,121
Chiyoda Corp.	2,529	24,718
Chubu Electric Power Co., Inc.	10,436	196,470
Chugai Pharmaceutical Co. Ltd.	3,316	56,257
Chugoku Bank Ltd.	2,809	41,404
Chugoku Electric Power Co., Inc.	4,397	77,573
Citizen Holdings Co. Ltd.	4,255	21,230
Coca-Cola West Co. Ltd.	989	18,965
Cosmo Oil Co. Ltd.	9,610	23,860
Credit Saison Co. Ltd.	2,197	42,329
Dai Nippon Printing Co. Ltd.	8,540	88,423
Daicel Chemical Industries Ltd.	4,728	26,902
Daido Steel Co. Ltd.	4,574	27,252
Daihatsu Motor Co. Ltd.	2,847	51,526
Dai-ichi Life Insurance Co. Ltd.	133	137,569
Daiichi Sankyo Co. Ltd.	10,237	213,404
Daikin Industries Ltd.	3,473	99,466
Dainippon Sumitomo Pharma Co. Ltd.	2,577	28,392
Daito Trust Construction Co. Ltd.	1,105	101,441
Daiwa House Industry Co. Ltd.	7,314	94,242
Daiwa Securities Group, Inc.	25,328	94,618
Dena Co. Ltd.	1,451	60,774
Denki Kagaku Kogyo K K	7,782	29,627
Denso Corp.	7,390	237,140
Dentsu, Inc.	2,678	84,794
East Japan Railway Co.	5,167	314,104
Eisai Co. Ltd.	3,831	154,582
Electric Power Development Co. Ltd.	1,727	50,951
Elpida Memory, Inc.*	3,924	24,592
FamilyMart Co. Ltd.	1,028	39,312
Fanuc Ltd.	2,912	401,389
Fast Retailing Co. Ltd.	806	144,494
Fuji Electric Co. Ltd.	9,067	23,436
Fuji Heavy Industries Ltd.	8,697	50,863
FUJIFILM Holdings Corp.	7,039	163,569
Fujitsu Ltd.	28,314	133,539
Fukuoka Financial Group, Inc.	11,462	48,028
Furukawa Electric Co. Ltd.	9,421	25,630
Gree, Inc.	1,474	44,270
GS Yuasa Corp.	5,693	26,608
Gunma Bank Ltd.	5,734	31,963
Hachijuni Bank Ltd.	6,881	42,175
Hakuhodo DY Holdings, Inc.	377	21,897
Hamamatsu Photonics KK	992	39,954
Hino Motors Ltd.	4,187	24,915
Hirose Electric Co. Ltd.	474	44,100
Hiroshima Bank Ltd.	8,101	40,094
Hisamitsu Pharmaceutical Co., Inc.	916	44,040
Hitachi Chemical Co. Ltd.	1,687	27,750
Hitachi Construction Machinery Co. Ltd.	1,741	29,123
Hitachi High-Technologies Corp.	1,003	20,095
Hitachi Ltd.	68,671	341,950
Hitachi Metals Ltd.	2,671	30,669
Hokkaido Electric Power Co., Inc.	2,710	39,944
Hokuhoku Financial Group, Inc.	18,553	40,476
Hokuriku Electric Power Co.	2,611	48,422
Honda Motor Co. Ltd.	24,777	727,310
HOYA Corp.	6,611	152,533
Ibiden Co. Ltd.	1,787	37,575
Idemitsu Kosan Co. Ltd.	325	29,172
IHI Corp.	19,559	43,215
INPEX Corp.	33	203,597
Isetan Mitsukoshi Holdings Ltd.	5,553	56,105
Isuzu Motors Ltd.	17,595	75,423
ITOCHU Corp.	22,883	218,814
Itochu Techno-Solutions Corp.	470	21,174
Iyo Bank Ltd.	3,932	40,099
J Front Retailing Co. Ltd.	7,816	37,175
Japan Petroleum Exploration Co.	462	16,843
Japan Prime Realty Investment Corp.	10	25,612
Japan Real Estate Investment Corp.	7	68,364
Japan Retail Fund Investment Corp.	25	40,292
Japan Steel Works Ltd.	5,113	30,514
Japan Tobacco, Inc.	68	317,623
JFE Holdings, Inc.	7,003	141,386
JGC Corp.	3,158	77,634
Joyo Bank Ltd.	9,673	45,013
JS Group Corp.	4,055	113,715
JSR Corp.	2,653	45,657
JTEKT Corp.	3,294	39,385
Jupiter Telecommunications Co. Ltd.	25	26,911
JX Holdings, Inc.	34,134	191,805
Kajima Corp.	12,530	41,274
Kamigumi Co. Ltd.	3,998	35,788
Kaneka Corp.	4,534	25,610
Kansai Electric Power Co., Inc.	11,413	196,487
Kansai Paint Co. Ltd.	3,532	33,859
Kao Corp.	8,209	228,613
Kawasaki Heavy Industries Ltd.	21,640	55,141
Kawasaki Kisen Kaisha Ltd.	11,776	24,493
KDDI Corp.	44	302,549
Keikyu Corp.	6,944	64,158
Keio Corp.	8,569	61,335
Keisei Electric Railway Co. Ltd.	4,467	30,346
Keyence Corp.	630	172,698
Kikkoman Corp.	2,555	29,200
Kinden Corp.	2,154	18,579
Kintetsu Corp.	24,080	90,728
Kirin Holdings Co. Ltd.	12,466	162,933
Kobe Steel Ltd.	37,979	63,671
Koito Manufacturing Co. Ltd.	1,562	24,623
Komatsu Ltd.	14,420	311,752
Konami Corp.	1,381	46,422
Konica Minolta Holdings, Inc.	7,088	48,614
Kubota Corp.	17,144	137,144
Kuraray Co. Ltd.	5,104	69,664
Kurita Water Industries Ltd.	1,672	46,822
Kyocera Corp.	2,326	194,530
Kyowa Hakko Kirin Co. Ltd.	3,842	42,828
Kyushu Electric Power Co., Inc.	6,142	99,079
Lawson, Inc.	891	50,419
Mabuchi Motor Co. Ltd.	406	18,785
Makita Corp.	1,659	59,160
Marubeni Corp.	25,093	140,488
Marui Group Co. Ltd.	3,612	27,174
Maruichi Steel Tube Ltd.	761	17,946
Mazda Motor Corp.*	22,417	45,181
McDonald’s Holdings Company (Japan), Ltd.	1,076	28,630
Medipal Holdings Corp.	2,376	24,039
MEIJI Holdings Co. Ltd.	1,017	48,228
Minebea Co. Ltd.	5,495	18,463
Miraca Holdings, Inc.	899	39,567
Mitsubishi Chemical Holdings Corp.	20,603	139,563
Mitsubishi Corp.	20,633	420,675
Mitsubishi Electric Corp.	29,370	260,417
Mitsubishi Estate Co. Ltd.	19,018	308,150
Mitsubishi Gas Chemical Co., Inc.	5,729	35,262
Mitsubishi Heavy Industries Ltd.	46,146	194,280
Mitsubishi Logistics Corp.	1,851	19,948
Mitsubishi Materials Corp.	16,556	40,351
Mitsubishi Motors Corp.*	57,426	75,948
Mitsubishi Tanabe Pharma Corp.	3,326	61,729
Mitsubishi UFJ Financial Group, Inc.	193,563	870,999
Mitsubishi UFJ Lease & Finance Co. Ltd.	862	34,469
Mitsui & Co. Ltd.	26,410	382,706
Mitsui Chemicals, Inc.	12,111	40,402
Mitsui Engineering & Shipbuilding Co. Ltd.	11,439	19,187
Mitsui Fudosan Co. Ltd.	12,726	201,652
Mitsui OSK Lines Ltd.	17,464	67,010
Mizuho Financial Group, Inc.	330,707	478,211
MS&AD Insurance Group Holdings	8,662	187,957
Murata Manufacturing Co. Ltd.	3,081	166,426
Nabtesco Corp.	1,413	26,805
Namco Bandai Holdings, Inc.	2,962	40,062
NEC Corp.*	39,696	80,732
NGK Insulators Ltd.	3,750	56,540
NGK Spark Plug Co. Ltd.	2,602	35,268
NHK Spring Co. Ltd.	2,371	20,939
Nidec Corp.	1,653	133,130
Nikon Corp.	5,047	118,732
Nintendo Co. Ltd.	1,507	219,763
Nippon Building Fund, Inc.	8	82,790
Nippon Electric Glass Co. Ltd.	6,067	55,032
Nippon Express Co. Ltd.	12,589	53,681
Nippon Meat Packers, Inc.	2,774	36,074
Nippon Paper Group, Inc.	1,600	42,591
Nippon Sheet Glass Co. Ltd.	13,384	29,928
Nippon Steel Corp.	77,591	222,357
Nippon Telegraph & Telephone Corp.	7,265	349,569
Nippon Yusen Kabushiki Kaisha	23,325	63,042
Nishi-Nippon City Bank Ltd.	10,968	33,729
Nissan Motor Co. Ltd.	37,789	334,341
Nisshin Seifun Group, Inc.	3,055	39,904
Nisshin Steel Co. Ltd.	11,274	20,169
Nissin Foods Holdings Co. Ltd.	951	38,362
Nitori Holdings Co. Ltd.	550	55,400
Nitto Denko Corp.	2,515	99,190
NKSJ Holdings, Inc.	5,538	122,476
NOK Corp.	1,682	30,280
Nomura Holdings, Inc.	53,698	195,899
Nomura Real Estate Holdings, Inc.	1,541	23,268
Nomura Real Estate Office Fund, Inc.	4	24,405
Nomura Research Institute Ltd.	1,639	37,299
NSK Ltd.	6,533	48,008
NTN Corp.	7,098	33,312
NTT Data Corp.	18	55,600
NTT DoCoMo, Inc.	232	423,407
NTT Urban Development Corp.	18	13,082
Obayashi Corp.	9,619	47,729
Odakyu Electric Railway Co. Ltd.	9,279	88,274
OJI Paper Co. Ltd.	12,613	69,316
Olympus Corp.	3,307	102,203
Omron Corp.	3,097	60,730
Ono Pharmaceutical Co. Ltd.	1,253	74,700
Oracle Corp. Japan	617	21,728
Oriental Land Co. Ltd.	740	79,058
ORIX Corp.	1,591	124,131
Osaka Gas Co. Ltd.	29,605	123,203
Otsuka Corp.	256	17,646
Otsuka Holdings Co. Ltd.	3,825	104,729
Panasonic Corp.	33,554	324,684
Rakuten, Inc.	110	128,605
Resona Holdings, Inc.	27,941	132,447
Ricoh Co. Ltd.	10,217	85,575
Rinnai Corp.	481	40,251
Rohm Co. Ltd.	1,493	77,688
Sankyo Co. Ltd.	795	42,939
Santen Pharmaceutical Co. Ltd.	1,095	45,816
SBI Holdings, Inc.	322	27,847
Secom Co. Ltd.	3,191	153,598
Sega Sammy Holdings, Inc.	3,245	75,880
Seiko Epson Corp.	2,103	26,681
Sekisui Chemical Co. Ltd.	6,393	53,720
Sekisui House Ltd.	8,523	80,424
Seven & I Holdings Co. Ltd.	11,451	321,829
Seven Bank Ltd.	8	15,589
Sharp Corp.	14,808	124,473
Shikoku Electric Power Co., Inc.	2,762	76,062
Shimadzu Corp.	3,836	32,348
Shimamura Co. Ltd.	358	37,564
Shimano, Inc.	1,111	58,821
Shimizu Corp.	8,760	38,654
Shin-Etsu Chemical Co. Ltd.	6,238	306,211
Shinsei Bank Ltd.	22,272	25,038
Shionogi & Co. Ltd.	4,421	65,507
Shiseido Co. Ltd.	5,486	106,375
Shizuoka Bank Ltd.	9,134	95,685
Showa Denko KK	22,177	43,715
Showa Shell Sekiyu KK	3,051	21,764
SMC Corp.	798	116,665
Softbank Corp.	13,162	385,740
Sojitz Corp.	20,269	37,080
Sony Corp.	15,268	293,355
Sony Financial Holdings, Inc.	2,577	39,017
Square Enix Holdings Co. Ltd.	1,027	18,478
Stanley Electric Co. Ltd.	2,349	35,523
Sumco Corp.*	1,878	17,570
Sumitomo Chemical Co. Ltd.	23,968	92,291
Sumitomo Corp.	17,106	211,752
Sumitomo Electric Industries Ltd.	11,463	134,286
Sumitomo Heavy Industries Ltd.	8,193	42,064
Sumitomo Metal Industries Ltd.	49,835	103,322
Sumitomo Metal Mining Co. Ltd.	7,754	102,900
Sumitomo Mitsui Financial Group, Inc.	20,416	576,855
Sumitomo Mitsui Trust Holdings, Inc.	47,344	156,693
Sumitomo Realty & Development Co. Ltd.	5,289	101,751
Sumitomo Rubber Industries, Inc.	2,769	35,468
Suruga Bank Ltd.	2,926	28,484
Suzuken Co. Ltd.	1,141	30,661
Suzuki Motor Corp.	5,130	112,980
Sysmex Corp.	1,067	38,371
T&D Holdings, Inc.	8,828	83,185
Taisei Corp.	16,620	45,894
Taisho Pharmaceutical Co. Ltd.	1,780	43,483
Taiyo Nippon Sanso Corp.	4,243	29,519
Takashimaya Co. Ltd.	4,286	31,214
Takeda Pharmaceutical Co. Ltd.	12,001	570,472
TDK Corp.	1,876	65,361
Teijin Ltd.	13,858	49,752
Terumo Corp.	2,499	130,128
THK Co. Ltd.	1,784	29,798
Tobu Railway Co. Ltd.	14,757	69,614
Toho Co. Ltd.	1,836	32,102
Toho Gas Co. Ltd.	6,717	44,149
Tohoku Electric Power Co., Inc.	6,897	95,587
Tokio Marine Holdings, Inc.	11,004	279,261
Tokyo Electric Power Co., Inc.*	21,425	65,815
Tokyo Electron Ltd.	2,541	115,239
Tokyo Gas Co. Ltd.	38,755	180,733
Tokyu Corp.	16,845	84,671
Tokyu Land Corp.	6,910	24,845
TonenGeneral Sekiyu KK	4,186	48,063
Toppan Printing Co. Ltd.	8,288	60,459
Toray Industries, Inc.	22,316	156,570
Toshiba Corp.	61,184	249,783
Tosoh Corp.	8,275	25,885
TOTO Ltd.	4,815	42,587
Toyo Seikan Kaisha Ltd.	2,245	34,040
Toyo Suisan Kaisha Ltd.	1,436	39,397
Toyoda Gosei Co. Ltd.	1,052	19,931
Toyota Boshoku Corp.	1,063	15,226
Toyota Industries Corp.	2,731	79,526
Toyota Motor Corp.	41,923	1,434,788
Toyota Tsusho Corp.	3,146	53,818
Trend Micro, Inc.	1,558	48,688
Tsumura & Co.	974	31,076
Ube Industries Ltd.	14,949	49,623
Unicharm Corp.	1,686	81,020
Ushio, Inc.	1,696	25,792
USS Co. Ltd.	355	30,232
West Japan Railway Co.	2,500	107,336
Yahoo! Japan Corp.	215	66,874
Yakult Honsha Co. Ltd.	1,433	44,635
Yamada Denki Co. Ltd.	1,252	87,514
Yamaguchi Financial Group, Inc.	3,425	34,581
Yamaha Corp.	2,555	27,610
Yamaha Motor Co. Ltd.*	4,144	54,337
Yamato Holdings Co. Ltd.	6,063	110,477
Yamato Kogyo Co. Ltd.	680	17,807
Yamazaki Baking Co. Ltd.	1,962	29,820
Yaskawa Electric Corp.	3,473	26,228
Yokogawa Electric Corp.*	3,480	32,836
		31,987,427

Luxembourg - 0.4%
ArcelorMittal	13,047	209,175
Millicom International Cellular SA (SDR)	1,126	113,433
SES SA (FDR)	4,567	111,321
Tenaris SA	6,995	89,201
		523,130

Netherlands - 4.6%
Aegon NV*	25,460	103,037
Akzo Nobel NV	3,520	156,210
ASML Holding NV	6,554	228,615
Corio NV	876	40,468
Delta Lloyd NV	1,628	25,813
European Aeronautic Defence and Space Co. NV	6,206	174,782
Fugro NV (CVA)	1,010	51,338
Heineken Holding NV	1,755	67,958
Heineken NV	3,939	176,708
ING Groep NV (CVA)*	58,213	411,279
James Hardie Industries NV (CDI)*	6,464	35,502
Koninklijke Ahold NV	18,114	213,806
Koninklijke Boskalis Westminster NV	1,047	32,334
Koninklijke DSM NV	2,284	99,682
Koninklijke KPN NV	23,901	315,855
Koninklijke Philips Electronics NV	14,986	269,291
Koninklijke Vopak NV	1,041	50,065
PostNL NV	5,161	22,687
QIAGEN NV*	3,453	47,868
Randstad Holding NV	1,814	58,089
Reed Elsevier NV	10,187	111,826
Royal Dutch Shell plc:
Series A	54,166	1,683,099
Series B	40,971	1,274,916
SBM Offshore NV	2,498	43,485
TNT Express NV	5,369	37,188
Unilever NV (CVA)	24,758	787,199
Wolters Kluwer NV	4,551	73,982
		6,593,082

New Zealand - 0.1%
Auckland International Airport Ltd.	14,942	26,127
Contact Energy Ltd.*	5,652	23,504
Fletcher Building Ltd.	10,052	58,789
Sky City Entertainment Group Ltd.	9,314	23,600
Telecom Corp. of New Zealand Ltd.	28,510	56,747
		188,767

Norway - 0.8%
Aker Solutions ASA	2,435	23,496
DnB NOR ASA	14,853	149,120
Gjensidige Forsikring ASA	3,239	33,721
Norsk Hydro ASA	14,189	64,831
Orkla ASA	11,760	89,981
Renewable Energy Corp. ASA*	8,074	7,120
Seadrill Ltd.	4,716	131,341
StatoilHydro ASA	16,961	364,455
Telenor ASA	11,338	175,773
Yara International ASA	2,880	110,452
		1,150,290

Portugal - 0.2%
Banco Comercial Portugues SA*	47,626	12,404
Banco Espirito Santo SA	8,502	22,599
Cimpor Cimentos de Portugal SGPS SA	3,265	21,961
Energias de Portugal SA	29,086	89,676
Galp Energia SGPS SA, B Shares	3,427	62,691
Jeronimo Martins SGPS SA	3,262	51,023
Portugal Telecom SGPS SA	10,247	75,006
		335,360

Singapore - 1.5%
Ascendas REIT	26,196	40,666
CapitaLand Ltd.	38,999	73,076
CapitaMall Trust	28,308	39,512
CapitaMalls Asia Ltd.	22,016	20,205
City Developments Ltd.	7,408	54,052
ComfortDelgro Corp. Ltd.	30,446	30,425
Cosco Corp. Singapore Ltd.	16,319	11,275
DBS Group Holdings Ltd.	26,318	237,150
Fraser and Neave Ltd.	13,552	59,624
Global Logistic Properties Ltd.*	29,195	36,819
Golden Agri-Resources Ltd.	98,900	45,656
Hutchison Port Holdings Trust	77,406	51,211
Jardine Cycle & Carriage Ltd.	1,580	50,414
Keppel Corp. Ltd.	21,559	126,933
Keppel Land Ltd.	11,744	23,063
Neptune Orient Lines Ltd.	14,643	12,109
Olam International Ltd.	20,650	35,387
Oversea-Chinese Banking Corp. Ltd.	38,083	235,563
SembCorp Industries Ltd.	14,575	37,804
SembCorp Marine Ltd.	12,326	30,306
Singapore Airlines Ltd.	8,213	71,427
Singapore Exchange Ltd.	12,697	64,026
Singapore Press Holdings Ltd.	22,678	65,146
Singapore Technologies Engineering Ltd.	22,538	48,020
Singapore Telecommunications Ltd.	121,094	293,875
StarHub Ltd.	9,726	21,272
United Overseas Bank Ltd.	18,753	242,623
UOL Group Ltd.	7,557	23,927
Wilmar International Ltd.	28,434	113,370
Yangzijiang Shipbuilding Holdings Ltd.	31,072	20,817
		2,215,753

Spain - 3.4%
Abertis Infraestructuras SA	5,896	90,948
Acciona SA	411	34,828
Acerinox SA	1,615	18,230
ACS Actividades de Construccion y Servicios SA	2,158	76,436
Amadeus IT Holding SA	3,646	58,753
Banco Bilbao Vizcaya Argentaria SA:
Common	64,841	530,362
Rights*	64,841	9,593
Banco de Sabadell SA	16,472	59,224
Banco Popular Espanol SA	14,671	67,813
Banco Santander SA	128,278	1,052,709
Bankia SA*	12,878	63,189
Bankinter SA	3,450	18,863
CaixaBank:
Common	11,072	49,016
Rights*	11,072	908
Distribuidora Internacional de Alimentacion SA*	8,800	34,788
EDP Renovaveis SA*	3,531	19,344
Enagas SA	2,652	49,026
Ferrovial SA	5,432	62,290
Fomento de Construcciones y Contratas SA	824	20,442
Gas Natural SDG SA	4,916	84,114
Grifols SA*	2,051	38,513
Iberdrola SA	59,995	407,576
Inditex SA	3,315	284,980
Indra Sistemas SA	1,594	23,036
International Consolidated Airlines Group SA:
London Exchange*	10,027	23,728
OTC*	3,716	8,782
Mapfre SA	11,155	34,590
Mediaset Espana Comunicacion SA	2,168	12,357
Red Electrica de Espana SA	1,649	75,540
Repsol YPF SA	12,060	318,977
Telefonica SA	62,428	1,201,426
Zardoya Otis SA	2,263	28,969
		4,859,350

Sweden - 2.7%
Alfa Laval AB	5,145	81,252
Assa Abloy AB, Series B	4,766	98,696
Atlas Copco AB:
Series A	10,205	181,333
Series B	5,947	93,847
Boliden AB	4,051	42,036
Electrolux AB, Series B	3,655	53,896
Getinge AB, Series B	2,964	64,993
Hennes & Mauritz AB, B Shares	15,539	466,910
Hexagon AB, B Shares	3,862	50,562
Holmen AB, Series B	855	21,343
Husqvarna AB, Series B	7,151	29,040
Industrivarden AB, C Shares	1,906	20,041
Investor AB, Series B	6,747	119,128
Kinnevik Investment AB, Series B	3,046	56,776
Modern Times Group AB, Series B	707	28,394
Nordea Bank AB	39,936	324,600
Ratos AB, Series B	2,838	32,830
Sandvik AB	15,325	177,081
Scania AB, Series B	4,876	69,928
Securitas AB, Series B	4,638	34,008
Skandinaviska Enskilda Banken AB	20,894	113,002
Skanska AB, Series B	6,094	84,737
SKF AB, Series B	5,776	109,498
SSAB AB	2,534	18,864
Svenska Cellulosa AB, Series B	8,495	103,896
Svenska Handelsbanken AB	7,437	190,182
Swedbank AB	12,302	136,361
Swedish Match AB	3,344	111,304
Tele2 AB, Series B	4,831	88,861
Telefonaktiebolaget LM Ericsson, Series B	45,771	441,151
TeliaSonera AB	32,905	218,407
Volvo AB, Series B	20,947	206,004
		3,868,961

Switzerland - 8.6%
ABB Ltd.*	33,316	569,841
Actelion Ltd.*	1,629	54,278
Adecco SA*	2,019	79,293
Aryzta AG	1,251	54,271
Baloise Holding AG	703	51,456
Compagnie Financiere Richemont SA	7,933	352,696
Credit Suisse Group AG*	17,126	445,093
GAM Holding AG*	3,060	38,303
Geberit AG*	576	106,053
Givaudan SA*	126	98,587
Glencore International plc	12,306	76,307
Holcim Ltd.*	3,728	197,394
Julius Baer Group Ltd.*	3,060	102,131
Kuehne + Nagel International AG	822	92,089
Lindt & Spruengli AG:
Participation Certificate	14	40,811
Registered Shares	1	34,602
Lonza Group AG*	744	44,728
Nestle SA	52,662	2,899,325
Novartis AG	35,469	1,982,571
Pargesa Holding SA	437	29,915
Roche Holding AG	10,677	1,720,391
Schindler Holding AG:
Participation Certificates	740	79,356
Registered Shares	318	34,728
SGS SA	83	126,070
Sika AG	30	53,121
Sonova Holding AG*	727	65,705
STMicroelectronics NV	9,711	63,696
Straumann Holding AG	126	19,730
Sulzer AG	355	36,398
Swatch Group AG:
Bearer Shares	468	153,609
Registered Shares	643	38,487
Swiss Life Holding AG*	451	49,372
Swiss Re AG*	5,352	249,478
Swisscom AG	354	144,063
Syngenta AG*	1,437	372,844
Synthes, Inc. (e)	992	160,645
Transocean Ltd.	4,849	233,629
UBS AG*	55,310	630,583
Xstrata plc	31,540	396,292
Zurich Financial Services AG*	2,213	458,857
		12,436,798

United Kingdom - 19.0%
3i Group plc	14,378	41,903
Admiral Group plc	3,069	60,282
Aggreko plc	4,052	102,531
AMEC plc	5,067	63,850
Anglo American plc	20,066	693,275
Antofagasta plc	5,841	83,088
ARM Holdings plc	20,443	175,296
Associated British Foods plc	5,429	93,286
AstraZeneca plc	21,143	937,882
Autonomy Corp. plc*	3,514	139,449
Aviva plc	42,862	202,905
Babcock International Group plc	5,314	54,116
BAE Systems plc	51,820	214,036
Balfour Beatty plc	10,168	40,246
Barclays plc	175,909	432,629
BG Group plc	51,491	982,330
BHP Billiton plc	33,165	880,439
BP plc	285,710	1,716,848
British American Tobacco plc	30,347	1,288,647
British Land Co. plc	12,824	94,880
British Sky Broadcasting Group plc	17,316	178,109
BT Group plc	117,979	316,845
Bunzl plc	4,890	58,188
Burberry Group plc	6,454	117,044
Cairn Energy plc*	20,744	90,069
Capita Group plc	9,338	102,254
Capital Shopping Centres Group plc	8,271	42,097
Carnival plc	2,788	86,432
Centrica plc	78,335	360,771
Cobham plc	17,102	46,474
Compass Group plc	28,747	232,894
Diageo plc	38,056	725,391
Essar Energy plc*	5,277	20,493
Eurasian Natural Resources Corp.	3,815	34,039
Fresnillo plc	2,656	65,477
G4S plc	21,498	89,301
GKN plc	23,602	63,927
GlaxoSmithKline plc	78,831	1,630,608
Hammerson plc	10,771	62,983
HSBC Holdings plc	269,114	2,054,823
ICAP plc	8,313	52,939
Imperial Tobacco Group plc	15,477	523,638
Inmarsat plc	6,823	51,936
Intercontinental Hotels Group plc	4,419	71,870
International Power plc	23,282	110,496
Intertek Group plc	2,363	67,877
Invensys plc	11,993	41,757
Investec plc	7,161	38,691
ITV plc*	54,731	50,311
J Sainsbury plc	18,485	78,677
Johnson Matthey plc	3,271	80,214
Kazakhmys plc	3,171	38,902
Kingfisher plc	35,017	134,476
Land Securities Group plc	11,406	113,821
Legal & General Group plc	89,167	133,697
Lloyds TSB Group plc*	620,772	329,783
London Stock Exchange Group plc	2,414	30,347
Lonmin plc	2,398	39,078
Man Group plc	28,640	74,208
Marks & Spencer Group plc	23,476	114,338
National Grid plc	53,317	529,625
Next plc	2,745	107,646
Old Mutual plc	82,917	134,312
Pearson plc	12,358	217,923
Petrofac Ltd.	3,951	73,233
Prudential plc	38,689	331,762
Randgold Resources Ltd.	1,384	134,943
Reckitt Benckiser Group plc	9,380	475,105
Reed Elsevier plc	18,474	140,999
Resolution Ltd.	22,138	85,130
Rexam plc	13,363	64,204
Rio Tinto plc	21,985	972,770
Rolls-Royce Holdings plc*	28,454	261,373
Royal Bank of Scotland Group plc*	260,024	93,261
RSA Insurance Group plc	53,307	91,606
SABMiller plc	14,470	471,178
Sage Group plc	20,131	79,966
Schroders plc	1,674	33,276
Scottish & Southern Energy plc	14,159	283,691
Segro plc	10,984	37,573
Serco Group plc	7,307	58,003
Severn Trent plc	3,614	86,644
Shire plc	8,545	266,944
Smith & Nephew plc	13,215	119,032
Smiths Group plc	5,975	92,225
Standard Chartered plc	35,688	713,635
Standard Life plc	34,794	107,957
Subsea 7 SA*	4,289	82,003
TalkTalk Telecom Group plc	3,841	7,561
Tesco plc	122,293	716,677
TUI Travel plc	8,148	18,811
Tullow Oil plc	13,502	274,447
Unilever plc	19,506	612,176
United Utilities Group plc	10,387	100,788
Vedanta Resources plc	1,770	30,197
Vodafone Group plc	786,949	2,035,952
Weir Group plc	3,212	77,103
Whitbread plc	2,624	64,412
William Morrison Supermarkets plc	34,334	155,107
Wolseley plc	4,336	108,138
WPP plc	19,196	177,357
		27,377,938

Total Equity Securities (Cost $153,038,282)		138,922,429

EXCHANGE TRADED FUNDS - 2.6%
iShares MSCI EAFE Index Fund	80,066	3,823,152

Total Exchange Traded Funds (Cost $4,180,417)		3,823,152

TIME DEPOSIT - 0.4%	PRINCIPAL AMOUNT
State Street Time Deposit, 0.113%, 10/3/11	$611,435	611,435

Total Time Deposit (Cost $611,435)		611,435

TOTAL INVESTMENTS (Cost $157,830,134) - 99.3%		143,357,016
Other assets and liabilities, net - 0.7%		949,942
NET ASSETS - 100%		$144,306,958

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

* Non-income producing security.

Abbreviations:
CDI: CHESS Depositary Receipts
CVA: Certificaten Van Aandelen
FDR: Fiduciary Depositary Receipts
REIT: Real Estate Investment Trust
SDR: Swedish Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP NASDAQ 100 INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011

EQUITY SECURITIES - 97.7%	SHARES	VALUE
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	3,461	$236,975
Expeditors International of Washington, Inc.	4,472	181,339
		418,314

Biotechnology - 6.3%
Alexion Pharmaceuticals, Inc.*	3,877	248,361
Amgen, Inc.	19,395	1,065,755
Biogen Idec, Inc.*	5,097	474,785
Celgene Corp.*	9,630	596,290
Gilead Sciences, Inc.*	16,191	628,211
Vertex Pharmaceuticals, Inc.*	4,369	194,595
		3,207,997

Chemicals - 0.3%
Sigma-Aldrich Corp.	2,570	158,800

Commercial Services & Supplies - 0.3%
Stericycle, Inc.*	1,800	145,296

Communications Equipment - 7.6%
Cisco Systems, Inc.	115,439	1,788,150
F5 Networks, Inc.*	1,702	120,927
QUALCOMM, Inc.	35,269	1,715,131
Research In Motion Ltd.*	10,935	221,981
		3,846,189

Computers & Peripherals - 16.8%
Apple, Inc.*	19,458	7,417,000
Dell, Inc.*	38,291	541,817
NetApp, Inc.*	7,819	265,377
SanDisk Corp.*	5,028	202,880
Seagate Technology plc	8,806	90,526
		8,517,600

Diversified Consumer Services - 0.2%
Apollo Group, Inc.*	2,881	114,116

Electronic Equipment & Instruments - 0.3%
Flextronics International Ltd.*	15,353	86,437
FLIR Systems, Inc.	3,342	83,717
		170,154

Food & Staples Retailing - 2.0%
Costco Wholesale Corp.	9,189	754,601
Whole Foods Market, Inc.	3,705	241,973
		996,574

Food Products - 0.6%
Green Mountain Coffee Roasters, Inc.*	3,221	299,360

Health Care Equipment & Supplies - 0.8%
DENTSPLY International, Inc.	2,995	91,916
Intuitive Surgical, Inc.*	820	298,710
		390,626

Health Care Providers & Services - 1.0%
Express Scripts, Inc.*	10,247	379,856
Henry Schein, Inc.*	1,937	120,114
		499,970

Health Care Technology - 0.5%
Cerner Corp.*	3,546	242,972

Hotels, Restaurants & Leisure - 2.0%
Ctrip.com International Ltd. (ADR)*	3,094	99,503
Starbucks Corp.	15,659	583,924
Wynn Resorts Ltd.	2,622	301,740
		985,167

Household Durables - 0.3%
Garmin Ltd.	4,074	129,431

Internet & Catalog Retail - 5.9%
Amazon.com, Inc.*	9,532	2,061,104
Expedia, Inc.	5,236	134,827
Liberty Media Corp. - Interactive*	12,028	177,654
Netflix, Inc.*	1,108	125,381
priceline.com, Inc.*	1,047	470,585
		2,969,551

Internet Software & Services - 9.2%
Akamai Technologies, Inc.*	3,870	76,935
Baidu, Inc. (ADR)*	5,692	608,532
eBay, Inc.*	27,049	797,675
Google, Inc.*	5,336	2,744,732
VeriSign, Inc.	3,492	99,906
Yahoo!, Inc.*	26,500	348,740
		4,676,520

IT Services - 2.6%
Automatic Data Processing, Inc.	10,277	484,560
Cognizant Technology Solutions Corp.*	6,373	399,587
Fiserv, Inc.*	2,971	150,838
Infosys Ltd. (ADR)	1,768	90,292
Paychex, Inc.	7,622	200,992
		1,326,269

Leisure Equipment & Products - 0.4%
Mattel, Inc.	7,197	186,330

Life Sciences - Tools & Services - 0.6%
Illumina, Inc.*	2,595	106,187
Life Technologies Corp.*	3,770	144,881
QIAGEN NV*	4,912	67,933
		319,001

Machinery - 0.8%
Joy Global, Inc.	2,204	137,486
PACCAR, Inc.	7,672	259,467
		396,953

Media - 4.8%
Comcast Corp.	43,858	916,632
DIRECTV*	15,495	654,664
News Corp.	38,374	593,646
Sirius XM Radio, Inc.*	83,000	125,330
Virgin Media, Inc.	6,596	160,612
		2,450,884

Multiline Retail - 0.6%
Dollar Tree, Inc.*	2,561	192,357
Sears Holdings Corp.*	2,244	129,075
		321,432

Pharmaceuticals - 1.5%
Mylan, Inc.*	8,947	152,099
Teva Pharmaceutical Industries Ltd. (ADR)	14,682	546,464
Warner Chilcott plc*	5,324	76,133
		774,696

Semiconductors & Semiconductor Equipment - 9.0%
Altera Corp.	6,796	214,278
Applied Materials, Inc.	27,653	286,208
Broadcom Corp.*	10,095	336,063
First Solar, Inc.*	1,810	114,410
Intel Corp.	110,209	2,350,758
KLA-Tencor Corp.	3,524	134,899
Lam Research Corp.*	2,604	98,900
Linear Technology Corp.	4,781	132,195
Marvell Technology Group Ltd.*	12,903	187,481
Maxim Integrated Products, Inc.	6,188	144,366
Microchip Technology, Inc.	4,017	124,969
Micron Technology, Inc.*	21,016	105,921
NVIDIA Corp.*	12,661	158,262
Xilinx, Inc.	5,565	152,704
		4,541,414

Software - 19.0%
Activision Blizzard, Inc.	23,986	285,433
Adobe Systems, Inc.*	10,365	250,522
Autodesk, Inc.*	4,802	133,400
BMC Software, Inc.*	3,684	142,055
CA, Inc.	10,593	205,610
Check Point Software Technologies Ltd.*	4,357	229,875
Citrix Systems, Inc.*	3,954	215,612
Electronic Arts, Inc.*	6,925	141,616
Intuit, Inc.*	6,383	302,810
Microsoft Corp.	175,845	4,376,782
Oracle Corp.	106,174	3,051,441
Symantec Corp.*	15,736	256,497
		9,591,653

Specialty Retail - 1.9%
Bed Bath & Beyond, Inc.*	5,232	299,846
O'Reilly Automotive, Inc.*	2,853	190,095
Ross Stores, Inc.	2,455	193,184
Staples, Inc.	14,885	197,971
Urban Outfitters, Inc.*	3,306	73,790
		954,886

Trading Companies & Distributors - 0.4%
Fastenal Co.	6,214	206,802

Wireless Telecommunication Services - 1.2%
NII Holdings, Inc.*	3,576	96,373
Vodafone Group plc (ADR)	18,869	483,990
		580,363

Total Equity Securities (Cost $43,585,905)		49,419,320

EXCHANGE TRADED FUNDS - 0.4%
Powershares QQQ Trust, Series 1	4,300	225,836

Total Exchange Traded Funds (Cost $239,579)		225,836

TIME DEPOSIT - 1.7%	PRINCIPAL AMOUNT
State Street Time Deposit, 0.113%, 10/3/11	$843,434	843,434

Total Time Deposit (Cost $843,434)		843,434

U.S. TREASURY - 0.4%
United States Treasury Bills, 3/22/12^	200,000	199,976

Total U.S. Treasury (Cost $199,976)		199,976

TOTAL INVESTMENTS (Cost $44,868,894) - 100.2%		50,688,566
Other assets and liabilities, net - (0.2%)		(117,139)
NET ASSETS - 100%		$50,571,427

FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini NASDAQ 100 Index^	26	12/11	$1,109,940	($52,356)

^ Futures collateralized by 200,000 units of U.S. Treasury Bills.

* Non-income producing security.

Abbreviations:
ADR: American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

CALVERT VP BARCLAYS CAPITAL AGGREGATE BOND INDEX PORTFOLIO
SCHEDULE OF INVESTMENTS
SEPTEMBER 30, 2011

ASSET-BACKED SECURITIES - 0.1%	PRINCIPAL AMOUNT	VALUE
Citibank Omni Master Trust, 4.90%, 11/15/18 (e)	$100,000	$108,878
Residential Asset Securities Corp., STEP, 4.61% to 3/25/13, 5.11% thereafter to 6/25/33 (r)	79,985	44,511

Total Asset-Backed Securities (Cost $187,819)		153,389

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.8%
Banc of America Merrill Lynch Commercial Mortgage, Inc.:
6.186%, 6/11/35	295,281	296,032
5.821%, 4/10/49 (r)	550,000	587,878
Bear Stearns Commercial Mortgage Securities, 4.24%, 8/13/39 (r)	108,396	109,014
DBUBS Mortgage Trust:
3.386%, 7/10/44 (e)	500,000	504,953
3.742%, 11/10/46 (e)	938,530	962,773
Morgan Stanley Capital I, 3.476%, 6/15/44 (e)	500,000	506,564

Total Commercial Mortgage-Backed Securities (Cost $2,863,194)		2,967,214

CORPORATE BONDS - 19.3%
Alcoa, Inc.:
5.72%, 2/23/19	149,000	150,244
6.15%, 8/15/20	500,000	505,761
American Express Credit Corp., 2.75%, 9/15/15	200,000	200,338
Amgen, Inc., 4.10%, 6/15/21	700,000	752,785
Apache Corp., 5.625%, 1/15/17	100,000	118,872
AstraZeneca plc, 6.45%, 9/15/37	350,000	466,891
Australia & New Zealand Banking Group Ltd., 4.875%, 1/12/21 (e)	800,000	839,225
Bank of America Corp.:
7.375%, 5/15/14	100,000	103,097
3.75%, 7/12/16	700,000	635,884
5.65%, 5/1/18	250,000	233,203
BB&T Corp., 5.20%, 12/23/15	405,000	434,969
BlackRock, Inc., 3.50%, 12/10/14	100,000	106,149
BorgWarner, Inc., 5.75%, 11/1/16	500,000	566,646
BP Capital Markets plc:
3.625%, 5/8/14	200,000	210,072
4.50%, 10/1/20	400,000	431,284
CA, Inc., 5.375%, 12/1/19	100,000	108,907
Camden Property Trust, 5.875%, 11/30/12	100,000	105,139
Citigroup, Inc.:
6.50%, 8/19/13	125,000	130,957
4.587%, 12/15/15	250,000	255,561
6.125%, 5/15/18	200,000	214,506
Coca-Cola Co., 5.35%, 11/15/17	100,000	118,519
Colonial Pipeline Co., 6.58%, 8/28/32 (e)	100,000	126,395
Connecticut Light & Power Co., 5.65%, 5/1/18	200,000	240,928
Deere & Co., 6.55%, 10/1/28	250,000	334,836
Deutsche Bank AG, 4.875%, 5/20/13	150,000	154,629
DIRECTV Holdings LLC, 5.20%, 3/15/20	300,000	322,034
Discovery Communications LLC, 5.05%, 6/1/20	200,000	217,833
Emerson Electric Co., 4.75%, 10/15/15	200,000	224,860
Enbridge Energy Partners LP, 5.20%, 3/15/20	200,000	211,333
Energizer Holdings, Inc., 4.70%, 5/19/21 (e)	700,000	748,083
Energy Transfer Partners LP, 4.65%, 6/1/21	1,000,000	949,160
Ensco plc, 4.70%, 3/15/21	700,000	709,084
GATX Corp., 4.85%, 6/1/21	700,000	706,446
General Dynamics Corp., 3.875%, 7/15/21	500,000	541,704
General Electric Capital Corp., 3.75%, 11/14/14	250,000	261,483
Goldman Sachs Group, Inc.:
5.35%, 1/15/16	200,000	206,736
5.375%, 3/15/20	150,000	148,251
GTE Corp., 6.94%, 4/15/28	80,000	99,474
Harley-Davidson Financial Services, Inc., 3.875%, 3/15/16 (e)	1,200,000	1,243,154
Health Care REIT, Inc., 5.25%, 1/15/22	800,000	758,547
Hospira, Inc., 6.40%, 5/15/15	250,000	283,604
JPMorgan Chase & Co.:
3.15%, 7/5/16	700,000	692,229
4.35%, 8/15/21	1,000,000	1,002,392
Kimco Realty Corp., 4.30%, 2/1/18	300,000	304,559
Kinder Morgan Energy Partners LP, 3.50%, 3/1/16	600,000	618,434
L-3 Communications Corp.:
5.20%, 10/15/19	200,000	209,627
4.75%, 7/15/20	800,000	827,268
Lockheed Martin Corp.:
5.72%, 6/1/40	154,000	179,094
4.85%, 9/15/41	1,000,000	1,048,587
McCormick & Company, Inc., 3.90%, 7/15/21	500,000	531,791
MDC Holdings, Inc., 5.625%, 2/1/20	200,000	183,096
Metropolitan Life Global Funding I, 5.125%, 4/10/13 (e)	100,000	104,768
Morgan Stanley:
2.875%, 7/28/14	250,000	238,788
5.95%, 12/28/17	250,000	243,587
National City Bank, 4.625%, 5/1/13	500,000	521,678
Northern Trust Corp.:
5.50%, 8/15/13	100,000	107,803
3.45%, 11/4/20	100,000	101,251
Omnicom Group, Inc., 4.45%, 8/15/20	500,000	504,380
Oracle Corp., 5.75%, 4/15/18	250,000	298,169
Pacific Gas & Electric Co., 4.25%, 5/15/21	1,000,000	1,067,532
Pearson Funding Two plc, 4.00%, 5/17/16 (e)	250,000	267,668
Pitney Bowes, Inc., 5.75%, 9/15/17	180,000	188,707
Progressive Corp., 6.375%, 1/15/12	165,000	167,052
Rio Tinto Finance USA Ltd.:
2.25%, 9/20/16	400,000	398,987
3.75%, 9/20/21	400,000	399,030
Shell International Finance BV, 4.00%, 3/21/14	300,000	323,638
Suncor Energy, Inc., 6.50%, 6/15/38	250,000	290,546
TCI Communications, Inc., 8.75%, 8/1/15	100,000	122,338
Teck Resources Ltd., 4.75%, 1/15/22	400,000	407,489
The Toronto-Dominion Bank, 2.50%, 7/14/16	500,000	512,375
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21	500,000	517,675
Time Warner Cable, Inc., 5.00%, 2/1/20	100,000	106,437
Time Warner, Inc., 4.875%, 3/15/20	100,000	106,738
United Parcel Service, Inc., 6.20%, 1/15/38	250,000	333,906
US Bank NA, 4.95%, 10/30/14	100,000	108,550
Verizon Communications, Inc., 4.35%, 2/15/13	100,000	104,566
VF Corp., 3.50%, 9/1/21	400,000	403,352
Wal-Mart Stores, Inc.:
2.25%, 7/8/15	500,000	519,153
6.50%, 8/15/37	250,000	332,896
WellPoint, Inc., 3.70%, 8/15/21	800,000	807,277
Wells Fargo & Co., 4.375%, 1/31/13	125,000	129,478
Williams Partners LP, 3.80%, 2/15/15	100,000	104,248
Yum! Brands, Inc., 3.75%, 11/1/21	1,000,000	1,008,323

Total Corporate Bonds (Cost $30,379,419)		31,623,045

SOVEREIGN GOVERNMENT BONDS - 0.1%
Province of New Brunswick Canada, 6.75%, 8/15/13	100,000	111,059

Total Sovereign Government Bonds (Cost $103,906)		111,059

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 11.0%
Fannie Mae:
6.125%, 3/15/12	1,000,000	1,026,877
2.625%, 11/20/14	1,100,000	1,164,723
2.375%, 7/28/15	1,000,000	1,054,452
4.875%, 12/15/16	1,000,000	1,176,185
6.25%, 5/15/29	200,000	283,599
Federal Farm Credit Bank, 4.25%, 2/1/12	750,000	760,172
Federal Home Loan Bank:
1.875%, 6/21/13	1,400,000	1,434,832
4.875%, 5/17/17	1,000,000	1,184,604
Freddie Mac:
5.25%, 4/18/16	1,000,000	1,181,195
2.00%, 8/25/16	700,000	724,364
5.00%, 2/16/17	1,000,000	1,183,055
5.125%, 11/17/17	1,000,000	1,201,857
4.875%, 6/13/18	2,000,000	2,386,856
3.75%, 3/27/19	2,900,000	3,271,474

Total U.S. Government Agencies And Instrumentalities (Cost $17,049,561)		18,034,245

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 33.7%
Fannie Mae:
5.00%, 12/1/16	351,630	380,015
5.00%, 11/1/17	49,033	53,052
5.50%, 8/1/18	212,864	231,510
4.61%, 12/1/19	488,558	517,535
5.00%, 6/1/20	57,747	62,517
6.50%, 4/1/23	56,790	62,416
3.50%, 5/1/26	1,702,147	1,780,027
4.50%, 5/1/31	1,459,277	1,553,294
6.50%, 8/1/32	205,098	230,623
5.50%, 7/1/33	398,301	435,356
5.50%, 7/1/33	274,447	299,979
6.00%, 8/1/33	70,621	78,394
5.50%, 11/1/33	293,106	320,374
5.50%, 3/1/34	554,436	605,669
6.00%, 6/1/34	312,268	347,417
5.00%, 7/1/34	661,961	715,214
5.00%, 10/1/34	464,768	502,158
5.50%, 3/1/35	933,741	1,020,025
5.50%, 6/1/35	637,655	705,546
5.50%, 9/1/35	432,889	472,620
5.50%, 2/1/36	236,203	257,882
5.50%, 4/1/36	1,303,284	1,398,057
6.50%, 9/1/36	740,409	823,897
5.50%, 11/1/36	338,614	369,004
7.50%, 11/1/36	141,425	162,744
6.00%, 5/1/38	493,670	542,296
5.50%, 6/1/38	564,815	617,361
5.74%, 9/1/38 (r)	1,133,651	1,217,478
4.00%, 3/1/39	1,183,541	1,242,274
4.50%, 5/1/40	1,777,879	1,901,868
4.50%, 7/1/40	1,264,517	1,343,220
3.50%, 2/1/41	1,565,537	1,609,959
4.00%, 3/1/41	981,141	1,029,370
Freddie Mac:
4.50%, 9/1/18	198,096	215,793
5.00%, 11/1/20	252,819	273,227
4.00%, 3/1/25	2,654,560	2,796,213
3.50%, 7/1/26	1,476,197	1,540,765
5.00%, 2/1/33	599,291	646,211
5.00%, 4/1/35	326,430	351,681
5.00%, 12/1/35	844,130	909,427
6.00%, 8/1/36	291,169	320,440
6.50%, 10/1/37	235,873	261,304
5.00%, 7/1/39	795,575	858,180
4.00%, 11/1/39	1,729,478	1,813,610
4.50%, 1/1/40	1,017,039	1,077,489
5.00%, 1/1/40	2,526,376	2,740,355
4.50%, 4/1/40	2,110,560	2,236,007
6.00%, 4/1/40	637,464	699,657
4.50%, 5/1/40	863,464	914,786
4.50%, 5/1/40	1,711,231	1,812,799
4.00%, 2/1/41	975,756	1,022,918
4.50%, 6/1/41	1,474,499	1,560,979
Ginnie Mae:
4.50%, 7/20/33	890,898	975,279
5.50%, 7/20/34	386,584	430,841
6.00%, 11/20/37	673,754	752,597
5.00%, 5/15/39	1,286,765	1,421,764
4.50%, 10/15/39	1,027,795	1,120,646
5.00%, 10/15/39	1,365,655	1,508,931
4.50%, 8/15/40	1,930,127	2,107,208
4.00%, 12/20/40	1,849,475	1,983,681

Total U.S. Government Agency Mortgage-Backed Securities (Cost $53,487,229)		55,241,939

U.S. TREASURY - 33.4%
United States Treasury Bonds:
8.125%, 5/15/21	1,000,000	1,555,937
8.00%, 11/15/21	1,000,000	1,561,406
6.25%, 8/15/23	1,000,000	1,425,000
5.50%, 8/15/28	1,000,000	1,396,406
5.375%, 2/15/31	1,000,000	1,406,406
4.50%, 2/15/36	1,000,000	1,294,687
4.375%, 11/15/39	1,000,000	1,285,469
3.875%, 8/15/40	1,000,000	1,187,969
4.375%, 5/15/41	1,000,000	1,291,562
3.75%, 8/15/41	400,000	465,688
United States Treasury Notes:
1.00%, 3/31/12	1,000,000	1,004,375
1.375%, 5/15/12	1,000,000	1,007,656
4.125%, 8/31/12	1,000,000	1,035,781
1.375%, 11/15/12	1,000,000	1,013,125
1.375%, 2/15/13	1,000,000	1,015,313
1.125%, 6/15/13	1,000,000	1,014,219
0.75%, 8/15/13	1,000,000	1,008,594
4.25%, 11/15/13	1,000,000	1,082,813
2.00%, 11/30/13	1,000,000	1,035,938
1.875%, 2/28/14	1,000,000	1,035,781
2.25%, 5/31/14	1,000,000	1,048,594
2.625%, 6/30/14	1,000,000	1,060,156
4.25%, 8/15/14	1,000,000	1,109,063
2.125%, 11/30/14	1,000,000	1,051,406
2.25%, 1/31/15	1,000,000	1,056,875
2.50%, 4/30/15	1,000,000	1,067,813
1.25%, 8/31/15	1,000,000	1,022,969
1.25%, 10/31/15	1,000,000	1,020,781
4.50%, 11/15/15	1,000,000	1,153,281
2.00%, 1/31/16	1,000,000	1,051,094
2.375%, 3/31/16	1,000,000	1,067,813
2.00%, 4/30/16	1,000,000	1,051,563
4.875%, 8/15/16	1,000,000	1,188,594
3.00%, 2/28/17	1,000,000	1,101,406
4.50%, 5/15/17	1,000,000	1,185,156
2.375%, 7/31/17	1,000,000	1,067,500
1.875%, 9/30/17	1,000,000	1,037,813
3.50%, 2/15/18	1,000,000	1,135,625
2.375%, 5/31/18	1,000,000	1,064,219
4.00%, 8/15/18	1,000,000	1,171,562
3.75%, 11/15/18	1,000,000	1,156,562
3.125%, 5/15/19	1,000,000	1,113,750
3.625%, 8/15/19	600,000	690,656
3.375%, 11/15/19	1,000,000	1,133,750
3.625%, 2/15/20	1,000,000	1,154,062
2.625%, 8/15/20	1,000,000	1,070,781
2.625%, 11/15/20	600,000	641,438
3.625%, 2/15/21	1,100,000	1,270,500
3.125%, 5/15/21	1,000,000	1,109,687
2.125%, 8/15/21	700,000	712,250

Total U.S. Treasury (Cost $51,294,681)		54,890,844

TIME DEPOSIT - 0.1%
State Street Time Deposit, 0.113%, 10/3/11	216,035	216,035

Total Time Deposit (Cost $216,035)		216,035

TOTAL INVESTMENTS (Cost $155,581,844) - 99.5%		163,237,770
Other assets and liabilities, net - 0.5%		872,643
NET ASSETS - 100%		$164,110,413

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

Abbreviations:
LLC: Limited Liability Corporation
LP: Limited Partnership
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

NOTE A – SIGNIFICANT ACCOUNTING POLICIES

General: Calvert Variable Products, Inc. (formerly Summit Mutual Funds, Inc.) (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is comprised of nine separate portfolios. The operations of each series of the Fund are accounted for separately. The Fund offers its shares, without sales charge, only for purchase by affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.  The Calvert VP EAFE International Index, Calvert VP Russell 2000 Small Cap Index, and Calvert VP S&P Midcap 400 Index Portfolios offer Class I and Class F shares.  Class F shares are subject to Distribution Plan expenses.  Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges; and (c) class-specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible.  Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.  In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The following amounts were fair valued in good faith under the direction of the Board of Directors as of September 30, 2011:

	Market Value	% of Net Assets
Calvert VP S&P MidCap 400 Index	$9	0.0%
Calvert VP Russell 2000 Small Cap Index	$16	0.0%

The Fund utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the period.  Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, sovereign government bonds, and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities of sufficient credit quality with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account.  The EAFE International Index Portfolio has retained a third party fair value pricing service to quantitatively analyze the price movement of its holdings on foreign exchanges and to automatically fair value if the variation from the prior day’s closing price exceeds specified parameters.  Such securities would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing this technique may result in transfers between Level 1 and Level 2.  For restricted securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Exchange traded funds and notes are valued at the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

The following is a summary of the inputs used to value the Fund’s net assets as of September 30, 2011:

Calvert VP SRI Large Cap Value	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$105,042,832	-	-	$105,042,832
Other debt obligations	-	$2,266,535	-	2,266,535
TOTAL	$105,042,832	$2,266,535	-	$107,309,367

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

Calvert VP Natural Resources	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange traded funds & notes	$42,497,634	-	-	$42,497,634
Other debt obligations	-	$606,029		606,029
TOTAL	$42,497,634	$606,029	-	$43,103,663

Calvert VP Inflation Protected Plus	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. government obligations	-	$31,946,636	-	$31,946,636
Corporate debt	-	27,711,122	-	27,711,122
Other debt obligations	-	1,275,853	-	1,275,853
TOTAL	-	$60,933,611	-	$60,933,611

Calvert VP S&P 500 Index	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$223,166,855	-	-	$223,166,855
Exchange traded funds	9,732,620	-	-	9,732,620
U.S. government obligations	-	$999,882	-	999,882
Other debt obligations	-	2,970,402	-	2,970,402
TOTAL	$232,899,475	$3,970,284	-	$236,869,759

Other financial instruments**	($154,893)	-	-	($154,893)

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

Calvert VP S&P Midcap 400 Index	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$158,651,853	-	$9	$158,651,862
U.S. government obligations	-	$299,965	-	299,965
Exchange traded funds	710,650	-	-	710,650
Other debt obligations	-	2,735,608	-	2,735,608
TOTAL	$159,362,503	$3,035,573	$9***	$162,398,085

Other financial instruments**	($286,774)	-	-	($286,774)

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

*** Level 3 securities represent 0.0% of net assets.

Calvert VP Russell 2000 Small Cap Index	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$82,091,196	-	$16	$82,091,212
U.S. government obligations	-	$399,953	-	399,953
Other debt obligations	-	2,473,461	-	2,473,461
TOTAL	$82,091,196	$2,873,414	$16***	$84,964,626

Other financial instruments**	($181,904)	-	-	($181,904)

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

*** Level 3 securities represent 0.0% of net assets.

Calvert VP EAFE International Index	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$489,712	$138,432,717**	-	$138,922,429
Exchange traded funds	3,823,152	-	-	3,823,152
Other debt obligations	-	611,435	-	611,435
TOTAL	$4,312,864	$139,044,152	-	$143,357,016

* For further breakdown of Equity securities by country, please refer to the Schedule of Investments.

**Includes certain securities trading primarily outside the U.S. whose value was adjusted as a result of significant market movements following the close of local trading.

At September 30, 2011 a significant transfer out of Level 1 and into Level 2 occurred.  On September 30, 2011, price movements exceeded specified parameters and the third party fair value pricing service quantitatively fair valued the affected securities.

Calvert VP Nasdaq-100 Index	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$49,419,320	-	-	$49,419,320
Exchange traded funds	225,836	-	-	225,836
U.S. government obligations	-	$199,976	-	199,976
Other debt obligations	-	843,434	-	843,434
TOTAL	$49,645,156	$1,043,410	-	$50,688,566

Other financial instruments**	($52,356)	-	-	($52,356)

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

Calvert VP Barclays Capital Aggregate Bond Index	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-backed securities	-	$153,389	-	$153,389
Commercial mortgage-backed securities	-	2,967,214	-	2,967,214
Corporate bonds	-	31,623,045	-	31,623,045
Other debt obligations	-	327,094	-	327,094
U.S. government obligations	-	128,167,028	-	128,167,028
TOTAL	-	$163,237,770	-	$163,237,770

Futures Contracts: The Portfolios may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge.  The Portfolios may not enter into futures contracts for the purpose of speculation or leverage.  These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. Government obligations.  The Portfolios are subject to market risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives.  The Portfolios may use futures contracts to hedge against changes in the value of securities, interest rates or foreign currencies.   The Portfolios may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms.  Futures contracts are designed by boards of trade which are designated “contracts markets” by the Commodities Futures Trading Commission.  Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default.  As a result, there is minimal counterparty credit risk to the Portfolio.  During the period, futures contracts were used for cash equitization.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain.  Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.  Withholding taxes on foreign dividends have been provided for in accordance with the Portfolios’ understanding of the applicable country’s tax rules and rates.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio’s capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolios have an arrangement with their custodian bank whereby the custodian’s fees may be paid indirectly by credits earned on the Portfolios’ cash on deposit with the bank. These credits are used to reduce the Portfolios’ expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolios intends to continue to qualify as regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements:  In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.”  ASU No. 2011-04 requires disclosure of the amounts of any transfers between Level 1 and Level 2, and the reasons for the transfers.  For Level 3 fair value measurements, ASU No. 2011-04 requires disclosure of quantitative information about the significant unobservable inputs used.  In addition for Level 3 fair value measurements, ASU No. 2011-04 requires a description of the valuation processes used by the reporting entity and ASU No. 2011-04 requires a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs to a different amount might result in a significantly higher or lower fair value measurement.  ASU No. 2011-04 is effective for financial statements issued for fiscal years and interim periods beginning after December 15, 2011.  Management is currently evaluating the impact the adoption of ASU No. 2011-04 will have on the Fund’s financial statements and related disclosures.

NOTE B — TAX INFORMATION

The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at September 30, 2011, and net realized capital loss carryforwards as of December 31, 2010 with expiration dates:

	CALVERT VP SRI LARGE CAP VALUE	CALVERT VP S&P 500 INDEX	CALVERT VP S&P MIDCAP 400 INDEX
Federal income tax cost	$129,405,630	$242,202,970	$168,203,891
Unrealized appreciation	5,744,424	48,381,385	$20,655,867
Unrealized (depreciation)	(27,840,687)	(53,714,596)	(26,461,673)
Net appreciation (depreciation)	($22,096,263)	($5,333,211)	($5,805,806)

	CALVERT VP NASDAQ-100 INDEX	CALVERT VP BARCLAYS CAPITAL AGGREGATE BOND INDEX	CALVERT VP INFLATION PROTECTED PLUS
Federal income tax cost	$ 45,403,738	$155,612,390	$57,858,071
Unrealized appreciation	8,435,183	7,905,670	3,597,239
Unrealized (depreciation)	(3,150,355)	(280,290)	(521,699)
Net appreciation (depreciation)	$5,284,828	$7,625,380	$3,075,540

	CALVERT VP NATURAL RESOURCES	CALVERT VP EAFE INTERNATIONAL INDEX	CALVERT VP RUSSELL 2000 SMALL CAP INDEX
Federal income tax cost	$48,881,089	$162,811,702	$97,186,715
Unrealized appreciation	33,003	7,352,903	9,452,082
Unrealized (depreciation)	(5,810,429)	(26,807,589)	(21,674,171)
Net appreciation (depreciation)	($5,777,424)	($19,454,686)	($12,222,089)

CAPITAL LOSS CARRYFORWARDS

EXPIRATION DATE	CALVERT VP SRI LARGE CAP VALUE	CALVERT VP S&P 500 INDEX
31-Dec-11	-	($960,576)
31-Dec-12	-	(2,529,937)
31-Dec-13	-	(1,687,669)
31-Dec-15	($2,277,422)	(2,330,473)
31-Dec-16	-	(280,386)
31-Dec-17	(29,115,098)	(2,509,534)
31-Dec-18	(7,929,337)	(2,611,900)

EXPIRATION DATE	CALVERT VP NASDAQ-100 INDEX	CALVERT VP RUSSELL 2000 SMALL CAP INDEX
31-Dec-11	($231,064)	-
31-Dec-12	(139,726)	-
31-Dec-13	(1,358,042)	-
31-Dec-14	(708,047)	-
31-Dec-15	(697,707)	-
31-Dec-16	(2,318,532)	($1,082,498)
31-Dec-17	-	(1,375,857)

EXPIRATION DATE	CALVERT VP NATURAL RESOURCES	CALVERT VP EAFE INTERNATIONAL INDEX	CALVERT VP S&P MIDCAP 400 INDEX
31-Dec-15	-	($186,055)	($9,272,556)
31-Dec-16	($1,088,390)	(15,302,273)	(6,402,474)
31-Dec-17	-	(15,978)	-

Capital loss carryforwards may be utilized to offset future capital gains until expiration and may be limited under certain tax provisions.  Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Portfolios will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period.  Losses incurred during those future years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may more likely expire unused.  Also, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

NOTE C – REORGANIZATION

On December 9, 2010, the Board of Directors approved an Agreement and Plan of Reorganization (the “Plan”) which provides for the transfer of all the assets of the Calvert VP Mid Cap Value Portfolio (“Mid Cap Value”) for shares of the acquiring portfolio, Calvert VP S&P MidCap 400 Index Portfolio (“S&P MidCap 400”) and the assumption of the liabilities of Mid Cap Value.  Shareholders approved the Plan at a meeting on April 15, 2011 and the reorganization took place on April 29, 2011.

The acquisition was accomplished by a tax-free exchange of the following shares:

MERGED PORTFOLIO	SHARES	ACQUIRING PORTFOLIO	SHARES	VALUE
Mid Cap Value	1,085,126	S&P MidCap 400, Class I	259,610	$19,913,400

For financial reporting purposes, assets received and shares issued by S&P MidCap 400 were recorded at fair value; however, the cost basis of the investments received from Mid Cap Value were carried forward to align ongoing reporting of S&P MidCap 400’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The net assets and net unrealized appreciation (depreciation) immediately before the acquisitions were as follows:

MERGED PORTFOLIO	NET ASSETS	UNREALIZED APPRECIATION (DEPRECIATION)	ACQUIRING PORTFOLIO	NET ASSETS
Mid Cap Value	$19,913,400	$5,195,860	S&P MidCap 400	$196,338,740

On December 10, 2009, the Board of Directors approved an Agreement and Plan of Reorganization (the “Plan”) which provides for the transfer of all the assets of the Calvert Variable Series, Inc., Calvert Social International Equity Portfolio (“International Equity”) for shares of the acquiring portfolio, Calvert Variable Products, Inc., EAFE International Index Portfolio (“EAFE”) and the assumption of the liabilities of International Equity.  Shareholders approved the Plan at a meeting on April 16, 2010 and the reorganization took place on April 30, 2010.

The acquisition was accomplished by a tax-free exchange of the following shares:

MERGED PORTFOLIO	SHARES	ACQUIRING PORTFOLIO	SHARES	VALUE
International Equity	1,006,852	EAFE	157,015	$10,969,047

For financial reporting purposes, assets received and shares issued by EAFE were recorded at fair value; however, the cost basis of the investments received from International Equity were carried forward to align ongoing reporting of EAFE’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The net assets and net unrealized appreciation (depreciation) immediately before the acquisitions were as follows:

MERGED PORTFOLIO	NET ASSETS	UNREALIZED APPRECIATION (DEPRECIATION)	ACQUIRING PORTFOLIO	NET ASSETS
International Equity	$10,969,047	($16,862)	EAFE	$86,948,835

On December 10, 2009, the Board of Directors approved an Agreement and Plan of Reorganization (the “Plan”) which provides for the transfer of all the assets of the Calvert Variable Series, Inc., Ameritas Small Company Equity Portfolio (“Small Company Equity”) for shares of the acquiring portfolio, Calvert Variable Products, Inc., Russell 2000 Index Portfolio (“Russell 2000 Index”) and the assumption of the liabilities of Small Company Equity.  Shareholders approved the Plan at a meeting on April 16, 2010 and the reorganization took place on April 30, 2010.

The acquisition was accomplished by a tax-free exchange of the following shares:

MERGED PORTFOLIO	SHARES	ACQUIRING PORTFOLIO	SHARES	VALUE
Small Company Equity	645,127	Russell 2000 Index	198,367	$11,427,947

For financial reporting purposes, assets received and shares issued by Russell 2000 Index were recorded at fair value; however, the cost basis of the investments received from Small Company Equity were carried forward to align ongoing reporting of Russell 2000 Index’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The net assets and net unrealized appreciation (depreciation) immediately before the acquisitions were as follows:

MERGED PORTFOLIO	NET ASSETS	UNREALIZED APPRECIATION (DEPRECIATION)	ACQUIRING PORTFOLIO	NET ASSETS
Small Company Equity	$11,427,947	$2,350,797	Russell 2000 Index	$76,346,665

On December 10, 2009, the Board of Directors approved an Agreement and Plan of Reorganization (the “Plan”) which provides for the transfer of all the assets of the Calvert Variable Series, Inc., Ameritas MidCap Growth Portfolio (“Ameritas MidCap”) for shares of the acquiring portfolio, Calvert Variable Products, Inc., S&P MidCap 400 Index Portfolio (“S&P MidCap 400”) and the assumption of the liabilities of Ameritas MidCap.  Shareholders approved the Plan at a meeting on April 16, 2010 and the reorganization took place on April 30, 2010.

The acquisition was accomplished by a tax-free exchange of the following shares:

MERGED PORTFOLIO	SHARES	ACQUIRING PORTFOLIO	SHARES	VALUE
Ameritas MidCap	1,607,954	S&P MidCap 400	648,641	$40,248,159

For financial reporting purposes, assets received and shares issued by S&P MidCap 400 were recorded at fair value; however, the cost basis of the investments received from Ameritas MidCap were carried forward to align ongoing reporting of S&P MidCap 400’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

The net assets and net unrealized appreciation (depreciation) immediately before the acquisitions were as follows:

MERGED PORTFOLIO	NET ASSETS	UNREALIZED APPRECIATION (DEPRECIATION)	ACQUIRING PORTFOLIO	NET ASSETS
Ameritas MidCap	$40,248,159	$5,524,697	S&P MidCap 400	$117,174,063

Item 2. Controls and Procedures.

(a)           The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b)           There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT VARIABLE PRODUCTS, INC.

By:	/s/ Barbara J. Krumsiek Barbara J. Krumsiek Chairman -- Principal Executive Officer
Date:	November 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
Chairman -- Principal Executive Officer
Date:  November 29, 2011

/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer -- Principal Financial Officer
Date:  November 29, 2011